Michael J. Meaney                                    Writer's Direct Dial Number
                                                                  (216) 363-4436


January 17, 1998


Brion R. Thompson, Esq.
Senior Counsel
Securities & Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:      MaxFund Trust
                  File Nos. 333-41555 and 811-8499

Dear Mr. Thompson:

Enclosed is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of MaxFund Trust. The Amendment is marked to show the changes from the original Form N-1A filed December 5, 1997.

This letter will explain our responses to your comment letter of December 18, 1997. The captions and paragraph numbers in this letter correspond to those in your letter.

General

The Fund's investment adviser indicates that there are no Year 2000 issues which would have an adverse effect on its ability to provide the services described in the Registration Statement. Accordingly, all required information about Year 2000 issues has been included in the Registration Statement.

All required items of disclosure (including exhibits and financial statements) have now been included in the Registration Statement.

Highlights

1. The caption to the second  paragraph  has been  revised by deleting  the word
"No".

Brion R. Thompson, Esq.
January 17, 1998
Page 2


INVESTMENT OBJECTIVES AND MANAGEMENT TECHNIQUES

Maxus Ohio Heartland Fund

2. Disclosure specifically describing the size of companies has been included.

RISKS AND OTHER CONSIDERATIONS

Maxus Ohio Heartland Fund

3. The Fund does not know of any existing risks associated with the Fund's substantial investment in companies headquartered in the State of Ohio. However, an example of the type of risk which might arise has been included.

PART B - STATEMENT OF ADDITIONAL INFORMATION

COMPENSATION TABLE

4. The number of investment companies comprising the Maxus Funds has been included.

MANAGEMENT OF THE FUND

The disclosure has been revised to indicate that the Fund has five Trustees, three of whom are disinterested. Also, the former Vice President has been replaced by a new individual.

If you have any questions, please call me at 216/363-4436.

Very truly yours,


/s/ Michael J. Meaney

                                                            File  Nos. 333-41555
                                                                    and 811-8499

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
--------------------------------------------------------------------------------


                                                         FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]


         Pre-Effective Amendment No.  1                                      [X]


         Post-Effective Amendment No. ___                                    [_]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]


         Amendment No.  1                                                    [X]


--------------------------------------------------------------------------------
                                  MAXFUND TRUST
               (Exact name of registrant as specified in charter)
--------------------------------------------------------------------------------

                       The Tower at Erieview, 36th Floor,
               1301 East Ninth Street, Cleveland, Ohio 44114-1800
                    (Address of principal executive offices)

                  Registrant's Telephone Number: 216- 687-1000

--------------------------------------------------------------------------------



              Richard A. Barone, The Tower at Erieview, 36th Floor,
               1301 East Ninth Street, Cleveland, Ohio 44114-1800
                     (Name and address of agent for service)

                                    Copy to:

                             Michael J. Meaney, Esq.
                   Benesch, Friedlander, Coplan & Aronoff LLP
       2300 BP America Building, 200 Public Square, Cleveland, Ohio 44114

--------------------------------------------------------------------------------
Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has elected to register an indefinite number of shares of beneficial interest. The amount of the registration fee pursuant to Rule 24f-2 of the Investment Company Act of 1940 is $500.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                  MAXFUND TRUST
                       Registration Statement on Form N-1A

                              CROSS REFERENCE SHEET

Part A
Item No.    Caption                                 Location

1.          Cover Page                              Cover Page

2.          Synopsis                                Highlights

3.          Condensed Financial Information         Not Applicable

4.          General Description of                  Investment Objective and
            Registrant                              Management Techniques,
                                                    General Information

5.          Management of the Fund                  Investment Management

6.          Capital Stock and Other Securities      General Information

7.          Purchase of Securities Being Offered    Purchase of Shares

8.          Redemption or Repurchase                Redemption of Shares

9.          Pending Legal Proceedings               None

Part B
Item No.    Caption                                 Location

10.         Cover Page                              Cover Page

11.         Table of Contents                       Table of Contents

12.         General Information and History         General Information and
                                                    History

13.         Investment Objectives and Policies      Investment Objectives and
                                                    Policies

14.         Management of the Fund                  Management of the Fund

15.         Control Persons and Principal           Ownership of Shares
            Holders of Securities

16.         Investment Advisory and Other           Investment Advisory and
            Services                                Other Services

17.         Brokerage Allocation                    Brokerage Allocation

18.         Capital Stock and Other Securities      Capital Stock and Other
                                                    Securities

19.         Purchase, Redemption and Pricing        Purchase, Redemption and
            of Securities Being Offered             Pricing of Securities Being
                                                    Offered

20.         Tax Status                              Tax Status

21.         Underwriters                            Distributor

22.         Calculations of Performance Data        Performance

23.         Financial Statements                    Financial Statements

Part C

     Information required to be included in Part C is set forth under the appropriate Item, as numbered, in Part C to this Registration Statement.

MAXUS OHIO HEARTLAND FUND                      The Tower at Erieview, 36th Floor
MAXUS AGGRESSIVE VALUE FUND                               1301 East Ninth Street
                                                           Cleveland, Ohio 44114
                                                                  (216) 687-1000

Maxus Ohio Heartland Fund and Maxus Aggressive Value Fund (the "Funds") are two separate diversified portfolios of MaxFund Trust, an open-end management investment company (the "Trust").

Maxus Ohio Heartland Fund has an investment objective of obtaining a high total return (a combination of income and capital appreciation). Under normal circumstances, at least 80% of the value of this Fund's total assets will consist of equity securities of companies headquartered in the State of Ohio.

Maxus Aggressive Value Fund has an investment objective of obtaining capital appreciation. Under normal circumstances, at least 80% of the value of this Fund's total assets will consist of equity securities of companies whose equity securities have a total market value of not less than $10,000,000 or more than $200,000,000.

By this Prospectus, each Fund is offering Investor Shares and Institutional Shares. Investor Shares are offered to the general public. Institutional Shares are offered to certain institutions and other specified investors. See "How to Purchase Shares." Investor Shares and Institutional Shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class.

This Prospectus sets forth concisely the information about the Funds that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Funds has been filed with the Securities and Exchange Commission (the "SEC") in a Statement of Additional Information dated the same date as this Prospectus and is available upon request and without charge by calling the Funds at (216) 687-1000. Such additional information is hereby incorporated by reference into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                           PROSPECTUS/January __, 1998


Investors are advised to read this Prospectus and to retain it for future reference.

                                   HIGHLIGHTS

Investment Objectives. Each Fund is a diversified fund. The investment objective of Maxus Ohio Heartland Fund is to obtain a high total return (a combination of income and capital appreciation). The investment objective of Maxus Aggressive Value Fund is to obtain capital appreciation. No assurance can be given that either Fund will achieve its objective. See "Investment Objectives and Management Techniques."


Sales Charge. Each Fund sells and redeems its shares at net asset value without any front-end sales charges or redemption charges. Investor Shares of each Fund are subject to a plan for using as much as .50% of net assets annually to aid the distribution of its shares. See "Distribution Plan (Investor Shares Only)."


Liquidity. Each Fund continuously offers and redeems shares at the net asset value next computed after receipt by the Fund's Transfer Agent of a purchase order or redemption request in proper form. See "How to Purchase Shares" and "How to Redeem Shares."

Minimum Investment. For Investor Shares, the minimum initial investment is $1,000, with subsequent minimum investments of $100. For Institutional Shares, the minimum initial investment is $1,000,000, with subsequent minimum investments of $10,000. See "How to Purchase Shares." Each Fund has the right to redeem the shares in an account and pay the proceeds to the shareholder if, because of shareholder redemptions, the value of the account drops below $1,000 in the case of Investor Shares or $1,000,000 in the case of Institutional Shares. See "How to Redeem Shares."

Dividends. Each Fund intends to pay dividends at least once annually to shareholders. Unless otherwise directed, all dividends will be automatically reinvested in additional shares. See "Dividends, Distributions and Taxes."

Investment Adviser. Maxus Asset Management Inc. ("MAM" or the "Adviser") is the investment adviser for each Fund. Its annual fee is 1% of the first $150,000,000 of the Fund's net assets and .75% of net assets in excess of $150,000,000. This fee is higher than that paid by most other investment companies. Since 1976 MAM has been an investment adviser to individuals, retirement plans, corporations and foundations. MAM is controlled by Richard A. Barone, Chairman of each Fund. See "Investment Management."

Distributor. Shares of each Fund are offered exclusively by Maxus Securities Corp ("MSC"), an NASD broker-dealer, on a best efforts basis. MSC is controlled by Richard A. Barone, Chairman of the Trust. See "Other Information Concerning Purchase of Shares" and "Distribution Plan (Investor Shares Only) ."

Risk Factors. Neither of the Funds is intended to provide a balanced investment program to meet all requirements of every investor. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions. There are special risks associated with investments in the smaller companies in which each Fund will invest. Also, since Maxus Ohio Heartland Fund concentrates its investments in the State of Ohio, its assets may be at greater risk because of economic, political or regulatory risks associated with that state.

                                    FEE TABLE

Annual Fund Operating Expenses (as a percentage of average net assets)

                            Maxus Ohio                 Maxus Aggressive
                          Heartland Fund                  Value Fund
--------------------------------------------------------------------------------
                          Investor    Institutional    Investor    Institutional
                           Class         Class          Class          Class
--------------------------------------------------------------------------------
Management Fees            1.00%         1.00%          1.00%          1.00%
12b-1 Fees                 0.50%         0.00%          0.50%          0.00%
Other Expenses*            0.45%         0.45%          0.45%          0.45%
Total Fund Operating
  Expenses*                1.95%         1.45%          1.95%          1.45%

*        Based on estimated expenses for the current fiscal year.

         The 12b-1 fee in the foregoing table is an asset-based sales charge as defined in the Rules of Fair Practice of the National Association of Securities Dealers (the "Rules"). The existence of this charge may cause long-term shareholders to pay more in total sales charges than the economic equivalent of the maximum front-end sales charges permitted under those Rules.

         A shareholder who requests that the proceeds of a redemption be sent by wire transfer will be charged for the cost of such wire, which is $10.00 as of the date of this Prospectus (subject to change without notice).

Example                                              1 year              3 years
                                                     ------              -------

You would pay the following expenses on a $1,000 investment in Investor Shares of the Funds, assuming (1) 5% annual return and (2) redemption at the end of each time period:

   Maxus Ohio Heartland Fund                          $20                  $61
   Maxus Aggressive Value Fund                        $20                  $61


Example                                              1 year              3 years
                                                     ------              -------

You would pay the following expenses on a $1,000 investment in Institutional Shares of the Funds, assuming (1) 5% annual return and (2) redemption at the end of each time period:

   Maxus Ohio Heartland Fund                          $15                  $46
   Maxus Aggressive Value Fund                        $15                  $46

         The purpose of the foregoing table is to assist you in understanding the various costs and expenses that an investor in any Fund will bear, directly or indirectly. The Example set forth in the foregoing table should not be considered a representation of actual or expected expenses or returns. Actual expenses or returns may be greater or lesser than those shown.


                 INVESTMENT OBJECTIVES AND MANAGEMENT TECHNIQUES

Maxus Ohio Heartland Fund.

         The investment objective of Maxus Ohio Heartland Fund is to obtain a high total return (a combination of capital appreciation and income). This objective is a fundamental policy of this Fund and may not be changed without approval of a majority of the Fund's shares.


         In seeking its objective, under normal conditions, this Fund will invest at least 80% of its total assets in equity securities of companies headquartered in the State of Ohio. Equity securities are common stocks and securities convertible or exchangeable into common stocks. While investments may be made in all types and sizes of companies headquartered in Ohio, the primary focus of this Fund will be to invest in companies having annual revenues or a market capitalization of less than $5 billion, many of which may be traded in the over-the-counter market. However, the Fund will generally not invest in companies having annual revenues of less than $25,000,000.


         Under normal conditions, the Fund also may invest up to 20% of its total assets in high-quality commercial paper (i.e., rated A-1 or A-2 by Standard & Poor's) and other money market instruments, investment grade corporate debt securities (i.e., rated BBB or better by Standard & Poor's), preferred stock and equity securities of companies not headquartered in Ohio. In addition, when the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality commercial paper and other money market instruments as described above. Please refer to Appendix A for a description of these ratings.

Maxus Aggressive Value Fund

         The investment objective of Maxus Aggressive Value Fund is to obtain capital appreciation. This objective is a fundamental policy of this Fund and may not be changed without approval of a majority of the Fund's shares.

         In seeking its objective, under normal conditions, the Fund will invest at least 80% of its total assets in equity securities of companies whose equity securities have a total market value of not less than $10,000,000 or more than $200,000,000 as of the date of the investment. Equity securities are common stocks and securities convertible or exchangeable into common stocks. The primary focus of this Fund will be to invest in companies of this size which the Adviser believes have businesses and/or assets which have a value in excess of the current market price of the company's equity securities. In making this determination, the Adviser will use one or a combination of the following techniques: (1) balance sheet analysis, (2) cash flow analysis, and (3) analysis of the likelihood of success of an effort to restructure the company's business. In addition, the Adviser will consider the purchase or sale of the company's shares by insiders, other sophisticated investors or the company itself. The above techniques are intended to identify undervalued companies rather than to identify potential acquisition candidates.

         Under normal conditions, the Fund also may invest up to 20% of its total assets in high-quality commercial paper (i.e., rated A-1 or A-2 by Standard & Poor's) and other money market instruments, investment grade corporate debt securities (i.e., rated BBB or better by Standard & Poor's), preferred stock and equity securities of companies having a market value of more than $200,000,000. In addition, when the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality commercial paper and other money market instruments as described above. Please refer to Appendix A for a description of these ratings.

Portfolio Turnover

         The Funds are not restricted with regard to portfolio turnover and will make changes in their investment portfolios from time to time as business and economic conditions and market prices may dictate and their respective investment policies may require. It is estimated that the portfolio turnover rate generally will not exceed 50% for Maxus Ohio Heartland Fund and 150% for Maxus Aggressive Value Fund. A high rate of portfolio turnover in any year will increase brokerage commissions paid and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders. Any realized net short-term investment gain will be taxed to shareholders as ordinary income. See "Dividends, Distributions and Taxes" below.


                      INVESTMENT POLICIES AND RESTRICTIONS

         Each Fund has adopted certain fundamental policies which may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). Certain of these policies are detailed below, while other policies are set forth in the Statement of Additional Information.

         Neither Maxus Ohio Heartland Fund nor Maxus Aggressive Value Fund may:

                 (1) invest more than 5% of the value of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the United States Government, its agencies and instrumentalities);

                 (2) acquire more than 10% of the outstanding voting securities of any one issuer;

                 (3) invest more than 25% of the value of such Fund's total assets in securities of companies in a particular industry (except obligations issued or guaranteed by the United States Government, its agencies and instrumentalities).

         Changes in values of particular Fund assets or the assets of a Fund as a whole will not cause a violation of the investment restrictions so long as percentage restrictions are observed by the Fund at the time it purchases any security. Other investment policies are discussed in the Statement of Additional Information under the heading "Investment Policies and Restrictions."


                         RISKS AND OTHER CONSIDERATIONS

Maxus Ohio Heartland Fund and
Maxus Aggressive Value Fund

         Neither of the Funds is intended to provide a balanced investment program to meet all requirements of every investor. No assurance can be given that either of the Funds will achieve its investment objective.

         The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions. The smaller companies in which each Fund will invest are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Adviser deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of each Fund to above average risk.

         Both Funds may also invest in debt securities. In general, the prices of debt securities rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. Investment-grade debt securities are medium- and high-quality securities. Some, however, possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial condition of issuers.

Maxus Ohio Heartland Fund


         Since the Maxus Ohio Heartland Fund concentrates its investments in the State of Ohio, its assets may be at greater risk because of economic, political or regulatory risks which may become associated with the State. For example, if adverse tax laws uniquely affecting Ohio-based companies were passed, such a development could have an adverse effect upon this Fund. This Fund also is subject to the additional risk that at certain times only a limited number of securities meeting the Fund's investment criteria may be available.

                                   PERFORMANCE

         From time to time, the Funds may advertise performance data represented by a cumulative total return or an average annual total return. Total returns are based on the overall or percentage change in value of a hypothetical investment in a Fund and assume all of the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the Fund's returns, it should be recognized that they are not the same as actual year-by-year results.

         Performance may be compared to well-known indices such as the Dow Jones Industrial Average or alternative investments such as Treasury Bills. Also, the Funds may include published editorial comments compiled by independent organizations such as Lipper Analytical Services or Morningstar, Inc.

         All performance information is historical in nature and is not intended to represent or guarantee future results. The value of Fund shares when redeemed may be more or less than their original cost.

         Further information about the performance of each of the Funds is contained in the Funds' Annual Report to Shareholders which may be obtained from the Fund without charge.


                             HOW TO PURCHASE SHARES

         By this Prospectus, each Fund is offering Investor Shares and Institutional Shares. Investor Shares and Institutional Shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class.

Investor Shares

         Investor Shares may be purchased by any investor without a sales charge. A minimum initial investment of $1,000 is required to open an Investor Shares account with subsequent minimum investments of $100. Investment minimums may be waived at the discretion of each Fund.

Institutional Shares

         Institutional Shares may be purchased without a sales charge by (1) financial institutions, such as banks, trust companies, thrift institutions, mutual funds or other financial institutions, acting on their own behalf or on behalf of their qualified fiduciary accounts, employee benefit or retirement plan accounts or other qualified accounts, (2) securities brokers or dealers acting on their own behalf or on behalf of their clients, (3) directors or employees of the Funds or of the Adviser or its affiliated companies or by the relatives of those individuals or the trustees of benefit plans covering those individuals. These requirements for the purchase of Institutional Shares may be waived in the sole discretion of the Funds.

         A minimum initial investment of $1,000,000 is required to open an Institutional Shares account with subsequent minimum investments of $10,000. Investment minimums may be waived at the discretion of each Fund.

Shareholders Accounts

         When a shareholder invests in a Fund, Maxus Information Systems Inc., the Transfer Agent for each Fund, will establish an open account to which all full and fractional shares (to three decimal places) will be credited, together with any dividends and capital gains distributions, which are paid in additional shares unless the shareholder otherwise instructs the Transfer Agent. Stock certificates will be issued for full shares only when requested in writing. Each shareholder is notified of the status of his account following each purchase or sale transaction.

Initial Purchase

         The initial purchase may be made by check or by wire in the following manner:

By Check. The Account application which accompanies this Prospectus should be completed, signed, and, along with a check for the initial investment payable to MaxFund Trust, mailed to: Maxus Information Systems Inc., The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114.

By Wire. In order to expedite the investment of funds, investors may advise their bank or broker to transmit funds via Federal Reserve Wire System to: Star Bank, N.A. Cinti/Trust, ABA #0420-0001-3, F/F/C Account No. 19-6201 Maxus Mutual Funds DDA 483617213 (Star Bank Trust). Also provide the shareholder's name and account number. In order to obtain this needed account number and receive additional instructions, the investor may contact, prior to wiring funds, Maxus Information Systems Inc., at (216) 687- 1000. The investor's bank may charge a fee for the wire transfer of funds.

Subsequent Purchases.

         Investors may make additional purchases in the following manner:

By Check. Checks made payable to MaxFund Trust should be sent, along with the stub from a previous purchase or sale confirmation, to Maxus Information Systems Inc., The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114.

By Wire. Funds may be wired by following the previously discussed wire instructions for an initial purchase.

By Telephone. Investors may purchase shares up to an amount equal to 3 times the market value of shares held in the shareholder's account in a Fund on the preceding day for which payment has been received, by telephoning Maxus Information Systems Inc., at (216) 687-1000 and identifying their account by number. Shareholders wishing to available themselves of this privilege must complete a Telephone Purchase Authorization Form which is available from the Fund. A confirmation will be mailed and payment must be received within 3 business days of date of purchase. If payment is not received within 3 business days, the Fund reserves the right to redeem the shares purchased by telephone, and if such redemption results in a loss to the Fund, redeem sufficient additional shares from the shareholder's account to reimburse the Fund for the loss. Payment may be made by check or by wire. The Adviser has agreed to hold the Fund harmless from net losses resulting from this service to the extent, if any, not reimbursed from the shareholder's account. This telephone purchase option may be discontinued without notice.

Systematic Investment Plan

         The Systematic Investment Plan permits investors to purchase shares of either Fund at monthly intervals. Provided the investor's bank or other financial institution allows automatic withdrawals, shares may be purchased by transferring funds from the account designated by the investor. At the investor's option, the account designated will be debited in the specified amount, and shares will be purchased once a month, on or about the 15th day. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. Investors desiring to participate in the Systematic Investment Plan should call the Transfer Agent at
(216) 687-1000 to obtain the appropriate forms. The Systematic Investment Plan does not assure a profit and does not protect against loss in declining markets.

Price of Shares.


         The price paid for shares of a certain class of a Fund is the net asset value per share of such class of such Fund next determined after receipt by the Transfer Agent of properly identified purchase funds, except that the price for shares purchased by telephone is the net asset value per share next determined after receipt of telephone instructions. Net asset value per share is computed for each class of each Fund as of the close of business (currently 4:00 P.M., New York time) each day the New York Stock Exchange is open for trading and on each other day during which there is a sufficient degree of trading in such Fund's investments to affect materially net asset value of its redeemable securities. For purposes of pricing sales and redemptions, net asset value per share of each class of a Fund is calculated by determining the value of the class's porportional interest in the assets of such Fund, less (i) such class's proportional share of general liabilities and (ii) the liabilities allocable to such class, and dividing such amount by the number of shares of such class outstanding.


         For purposes of computing the net asset value per share, securities listed on a national securities exchange or on the NASDAQ National Market System will be valued on the basis of the last sale of the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of business on each day or, if market quotations are not readily available, at fair value as determined in good faith by the Board of Trustees. Unless the particular circumstances (such as an impairment of the credit-worthiness of the issuer) dictate otherwise, the fair value of short-term securities with maturities of 60 days or less shall be their amortized cost. All other securities and other assets of each such Fund will be valued at their fair value as determined in good faith by the Board of Trustees.

Other Information Concerning Purchase of Shares.

         Each Fund reserves the right to reject any order, to cancel any order due to non-payment and to waive or lower the investment minimums with respect to any person or class of persons. If an order is canceled because of non-payment or because your check does not clear, you will be responsible for any loss that the Fund incurs. If you are already a shareholder, the Fund can redeem shares from your account to reimburse it for any loss. The Adviser has agreed to hold each Fund harmless from net losses to that Fund resulting from the failure of a check to clear to the extent, if any, not recovered from the investor. For purchases of $50,000 or more, each Fund may, in its discretion, require payment by wire or cashier's or certified check.

         Shares of each Fund are offered exclusively, on a best efforts basis, by the Funds' Distributor, Maxus Securities Corp ("MSC"), an NASD broker-dealer. Purchases of the Fund's shares through MSC will be transmitted promptly to the Transfer Agent so that the investor's purchase order receives the net asset value next determined following receipt of the order by MSC. The address of MSC is The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114. MSC, which is controlled by Richard A. Barone, Chairman of each Fund, receives for its services as Distributor an annual distribution fee of .50% of average net assets of Investor Shares. See "Distribution Plan (Investor Shares
Only)." Certain employees of MSC may receive compensation under the Distribution Plan.


                              HOW TO REDEEM SHARES

         All shares of each class of each Fund offered for redemption will be redeemed at the net asset value per share of such class of that Fund next determined after receipt of the redemption request, if in good order, by the Transfer Agent. See "Price of Shares." Because the net asset value of each Fund's shares will fluctuate as a result of changes in the market value of securities owned, the amount a stockholder receives upon redemption may be more or less than the amount paid for the shares. Redemption proceeds will be mailed to the shareholder's registered address of record or, if $5,000 or more, may be transmitted by wire, upon request, to the shareholder's pre-designated account at a domestic bank. The shareholder will be charged for the cost of such wire. If shares have been purchased by check and are being redeemed, redemption proceeds will be paid only after the check used to make the purchase has cleared (usually within 15 days after payment by check). This delay can be avoided if, at the time of purchase, the shareholder provides payment by certified or cashier's check or by wire transfer.

Redemption by Mail.

         Shares may be redeemed by mail by writing directly to the Funds' Transfer Agent, Maxus Information Systems Inc., The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114. The redemption request must be signed exactly as the shareholder's name appears on the registration form, with the signature guaranteed, and must include the account number. If shares are owned by more than one person, the redemption request must be signed by all owners exactly as the names appear on the registration.

         If a shareholder is in possession of the stock certificate, these certificates must accompany the redemption request and must be endorsed as registered with a signature guarantee. Additional documents may be required for registered certificates owned by corporations, executors, administrators, trustees or guardians. A request for redemption will not be processed until all of the necessary documents have been received in proper form by the Transfer Agent. A shareholder in doubt as to what documents are required should contact Maxus Information Systems Inc. at (216) 687-1000.

         You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A notary public is not an acceptable guarantor. A Fund may in its discretion waive the signature guarantee in certain instances.

Redemption By Telephone.

         Shares may be redeemed by telephone by calling Maxus Information Systems Inc. at (216) 687-1000 between 9:00 A.M. and 4:00 P.M. eastern time on any day the New York Stock Exchange is open for trading. An election to redeem by telephone must be made on the initial application form or on other forms prescribed by the Fund which may be obtained by calling the Funds at (216) 687-1000. This form contains a space for the shareholder to supply his own four digit identification number which must be given upon request for redemption. A Fund will not be liable for following instructions communicated by telephone that the Fund reasonably believes to be genuine. If a Fund fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. Any changes or exceptions to the original election must be made in writing with signature guaranteed, and will be effective upon receipt by the Transfer Agent. The Transfer Agent and each Fund reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption option without notice. The minimum telephone redemption is $1,000.

Other Information Concerning Redemption.

         Each Fund reserves the right to take up to seven days to make payment if, in the judgment of the Fund's Investment Adviser, such Fund could be affected adversely by immediate payment. In addition, the right of redemption for a Fund may be suspended or the date of payment postponed (a) for any period during which the NYSE is closed (other than for customary week-end and holiday closings), (b) when trading in the markets that the Fund normally utilizes is restricted, or when an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of that Fund's investments or determination of its net asset value not reasonably practicable, or (c) for any other periods as the SEC by order may permit for protection of that Fund's shareholders.

         Due to the high cost of maintaining accounts, each Fund has the right to redeem, upon not less than 30 days written notice, all of the shares of any shareholder if, through redemptions, the shareholder's account has a net asset value of less than $1,000 in the case of Investor Shares or $1,000,000 in the case of Institutional Shares. A shareholder will be given at least 30 days written notice prior to any involuntary redemption and during such period will be allowed to purchase additional shares to bring his account up to the applicable minimum before the redemption is processed.

                           SYSTEMATIC WITHDRAWAL PLAN

         Shareholders who own shares of a Fund valued at $15,000 or more may elect to receive a monthly or quarterly check (or direct deposit to the shareholder's checking account) in a stated amount (minimum amount is $100 per month or quarter). Shares will be redeemed at net asset value as may be necessary to meet the withdrawal payments. If withdrawal payments exceed reinvested dividends and distributions, the investor's shares will be reduced and eventually depleted. A withdrawal plan may be terminated at any time by the shareholder or the applicable Fund. Costs associated with a withdrawal plan are borne by the applicable Fund. Additional information regarding systematic withdrawal plans may be obtained by calling Maxus Information Systems Inc. at
(216) 687-1000.

                              INVESTMENT MANAGEMENT

Trustees and Officers.

         The business and affairs of each Fund are managed under the direction of the Board Trustees of the Trust, as required by Ohio law. The day-to-day operations of each Fund are conducted through or under the direction of its officers. By virtue of the responsibilities assumed by MAM as investment adviser (see below), the Funds have no executive employees other than their officers, each of whom is employed by MAM or its affiliates and none of whom devotes full time to the affairs of any Fund. No officer, director or employee of MAM or any of its affiliates receives any compensation from any Fund for serving as a Trustee or officer of such Fund. Each Fund pays each Trustee who is not an officer, director or employee of MAM or any of its affiliates a fee of $100 per meeting attended and reimburses each such Trustee for travel and out-of-pocket expenses.

The Investment Adviser.

         Each Fund has retained as its investment adviser Maxus Asset Management Inc ("MAM" or the "Adviser"), The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114, an investment management organization founded in 1976. The Adviser is actively engaged in providing discretionary investment management services to institutional and individual clients and is registered under the Investment Advisers Act of 1940. The Adviser has not been sponsored, recommended or approved, nor have its abilities or qualifications been passed upon, by the Securities and Exchange Commission or any other government agency.


         MAM is a wholly owned subsidiary of Resource Management Inc, dba Maxus Investment Group ("RMI"), an Ohio corporation with interests primarily in the financial services industry. RMI also owns all of the shares of Maxus Securities Corp ("MSC"), the NASD broker/dealer through which shares of each Fund are being offered. Mr. Richard A. Barone is the president and controlling shareholder of RMI and, therefore, is deemed to be in control of MAM and MSC.

         Subject to the supervision and direction of each Fund's Trustees, MAM, as investment adviser, manages each Fund's portfolio in accordance with the stated policies of that Fund. MAM makes investment decisions for each Fund and places the purchase and sale orders for portfolio transactions. In addition, MAM or its affiliates furnishes office facilities and clerical and administrative services, pays the salaries of all officers and employees who are employed by both it and the Funds and, subject to the direction of the Trust's Board of Trustees, is responsible for the overall management of the business affairs of each Fund, including the provision of personnel for recordkeeping, the preparation of governmental reports and responding to shareholder communications.


         Denis J. Amato is the person primarily responsible for the management of the portfolio of the Maxus Ohio Heartland Fund. Mr. Amato has been Chief Investment Officer of Gelfand.Maxus Asset Management Inc, a subsidiary of RMI, since 1997. Previously, he was Managing Director of Gelfand Partners Asset Management since 1991.


         Richard  A.  Barone  is  the  person  primarily   responsible  for  the
management of the portfolio of Maxus Aggressive Value Fund. Mr. Barone has been President of MAM since 1976.

Advisory Fee.

         The Adviser receives from each Fund as compensation for its services to each Fund an annual fee of 1% on the first $150,000,000 of each Fund's net assets, and 0.75% of each Fund's net assets in excess of $150,000,000. This fee is higher than that paid by most other investment companies. The fee is paid monthly and calculated on the basis of that month's net assets.

Expenses Borne by Each Fund.

         Each Fund pays all  expenses  not  assumed  by the  Adviser,  including brokerage fees and commissions, fees of Trustees not affiliated with MAM, expenses of registration of the Fund and of the shares of the Fund with the Securities and Exchange Commission and the various states, charges of the custodian, dividend and transfer agent, outside auditing and legal expenses, liability insurance premiums on property or personnel (including officers and trustees), maintenance of trust existence such as the filing of reports required by state law, any taxes payable by the Fund, interest payments relating to Fund borrowings, costs of preparing, printing and mailing registration statements, prospectuses, periodic reports and other documents furnished to shareholders and regulatory authorities, fees and expenses of legal counsel, and costs of printing share certificates, portfolio pricing services and shareholder meetings, reimbursements to RMI for organizational expenses, and costs pursuant to each Fund's plan of distribution described below.

         RMI, the parent company of the Adviser, paid the organizational expenses of each Fund incurred prior to the initial offering of that Fund's shares, including expenses involved in preparing, printing and mailing registration statements and prospectuses to potential investors. Each Fund agreed to reimburse RMI for such expenses. Such reimbursed expenses were deferred and are being amortized by each Fund on a straightline basis over a period of five years from the date of commencement of operations.

Distribution Plan (Investors Shares Only).

         Under a plan adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), each Fund pays MSC a shareholder servicing and distribution fee at the annual rate of .50% of the average daily net assets of the Investor Shares of such Fund. Such fee will be used by MSC to make payments for administration, shareholder services and distribution assistance, including, but not limited to (i) compensation to securities dealers and other persons and organizations ("Service Organizations") for providing distribution assistance with respect to Investor Shares, (ii) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Investor Shares, and (iii) otherwise promoting the sale of Investor Shares, including paying for the preparation of advertising and sales literature and the printing and distribution of such materials to prospective investors. The fees paid to MSC under the Plan are payable without regard to actual expenses incurred. Third parties also may charge fees to their clients who are beneficial owners of Investor Shares in connection with their clients' accounts. These fees would be in addition to any amounts which may be received by them from MSC under the Plan.


Execution of Portfolio Transactions.

         Orders for transactions in portfolio securities for each Fund are placed by the Adviser with securities broker-dealers with the objective of obtaining the best available price, investment services and execution. Cost of execution (commissions) is an important consideration but may not be the overriding determinant. Based upon this consideration the Adviser makes substantial use of the services of MSC, an affiliate of each Fund and of the Adviser, but is not required to do so.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         Each Fund will declare and pay, at least annually, dividends to shareholders of substantially all of its net investment income, if any, earned during the year from investments, and will distribute net realized capital gains,  if  any,  once  each  year.  All  dividends  and  distributions  will be reinvested automatically at net asset value in additional shares of a Fund unless the shareholder has notified such Fund in writing of his election to
receive   distributions  in  cash.  As  a  result  of  the  application  of  the
Distribution Plan to Investor Shares only, the amount of dividends on Institutional Shares will exceed the amount of dividends on Investors Shares.

         Each Fund will be treated as a separate entity for federal income tax purposes. Each Fund intends to qualify continually as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Such qualification removes from the Fund any liability for federal income taxes upon the portion of its income distributed to shareholders and makes federal income tax upon such distributed income generated by such Fund's investments the sole responsibility of the shareholders. Continued qualification requires each Fund to distribute to its shareholders each year substantially all of its income and capital gains. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible four percent (4%) excise tax. To prevent imposition of the excise tax each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its calendar year net ordinary income, (2) at least 98% of the excess of its capital gains over capital losses

(adjusted for certain ordinary losses) realized during the one-year period ending December 31 of such year, and (3) 100% of any undistributed net ordinary income and net capital gains for previous years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in December of that year with a record date in December and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Fund will notify shareholders of the tax status of dividends and distributions.

         Any dividend or distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution paid shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder, even though subject to income taxes.

         Each Fund may also, from time to time, pay dividends in excess of net income and net realized capital gains. Any such excess dividends would constitute a non-taxable return of capital to the shareholder.

         Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Shareholders should consult their own tax advisers as to the tax consequences of ownership of shares of a Fund in their particular circumstances.

         In accordance with the Code, each Fund may be required to withhold a portion of dividends or redemptions or capital gains paid to a shareholder and remit such amount to the Internal Revenue Service if the shareholder fails to furnish the Fund with a correct taxpayer identification number, if the shareholder fails to supply the Fund with a tax identification number altogether, if the investor fails to make a required certification that his taxpayer identification number is correct and that he is not subject to backup withholding, or if the Internal Revenue Service notifies the Fund to withhold a portion of such distributions from a shareholder's account.


                               GENERAL INFORMATION

         The Funds are separate, diversified portfolios of MaxFund Trust (the "Trust"). The Trust is an open-end management investment company, organized as a business trust under the laws of the State of Ohio by a Declaration of Trust dated November 7, 1997. The Declaration of Trust provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and which are presently divided into two series of shares, one for Maxus Ohio Heartland Fund and one for Maxus Aggressive Value Fund. Each share represents an equal proportionate interest in a Fund with other shares of the same series and class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees. All consideration received by the Trust for shares of one of the Funds and all assets in which such consideration is invested will belong to that Fund and will be subject to the liabilities relating thereto.

         Shareholders are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except that (i) shares shall be voted by individual series or class when required by the 1940 Act or when the Trustees have determined that the matter affects only the interests of a particular series or class, and (ii) only the holders of Investor Shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class.

         As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Trust or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Trust or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Trust or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Trust or such Fund.

         Although the Trust is not required to hold annual meetings of the shareholders, shareholders holding at least 10% of the Trust's outstanding shares have the right to call a meeting to elect or remove one or more of the Trustees of the Trust.

         Upon issuance and sale in accordance with the terms of this Prospectus, each share will be fully paid and non-assessable. Shares of the Funds have no preemptive, subscription or conversion rights and are redeemable as set forth under "How to Redeem Shares." The Declaration of Trust also provides that shareholders shall not be subject to any personal liability for the acts or obligations of such Fund and that every agreement, obligation or instrument entered into or executed by such Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. Although each Fund is offering its own shares, it is possible that one Fund may become liable for any misstatement in this Prospectus about one of the other Funds.


         In order to provide the initial capital for the Trust, MAM has purchased a total of (i) 10,000 Institutional Shares of Maxus Ohio Heartland Fund at $10.00 per share for an aggregate purchase price of $100,000 and (ii) 20,000 Institutional Shares of Maxus Aggressive Value Fund at $5.00 per share for an aggregate purchase price of $100,000. As long as MAM owns more than 25% of the Trust's shares, it will be deemed to be in "control" of the Trust as that term is defined in the 1940 Act.


         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45201, is the custodian for each Fund's securities and cash. Maxus Information Systems Inc. ("MIS"), The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114, is each Fund's Transfer, Redemption and Dividend Distributing Agent. MIS is a subsidiary of RMI, the parent company of the Adviser.

         McCurdy & Associates C.P.A.'s, Inc., 27955 Clemens Road, Westlake, Ohio 44145, have been appointed as independent accountants for the Funds.

         Benesch, Friedlander, Coplan & Aronoff LLP, 2300 BP America Building, 200 Public Square, Cleveland, Ohio 44114, is legal counsel to the Funds and to the Adviser.

         Shareholder inquiries should be directed to the Secretary of the Trust at The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114.

                                   APPENDIX A
                Description of bond and Commercial Paper Ratings*
                          Standard & Poor's Corporation

Bonds

         AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA: Bonds rated AA have very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than bonds in the higher rated categories.

         BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for the bonds in higher rated categories.

         BBB, B, CCC and CC: Bonds rated BB, B, CCC and CC are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial Paper

         A-1: Commercial paper rated A-1 indicates that the degree of safety regarding timely payment is very strong.

         A-2: Commercial paper rated A-2 indicates that the capacity for timely payment is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.
---------------------------

*As described by Standard & Poor's Corporation.

No dealer, salesman, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Adviser. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.


TABLE OF CONTENTS                                                           Page

HIGHLIGHTS.....................................................................2
FEE TABLE......................................................................3
INVESTMENT OBJECTIVES AND MANAGEMENT TECHNIQUES................................4
INVESTMENT POLICIES AND RESTRICTIONS...........................................5
RISKS AND OTHER CONSIDERATIONS.................................................6
PERFORMANCE....................................................................7
HOW TO PURCHASE SHARES.........................................................7
HOW TO REDEEM SHARES..........................................................10
SYSTEMATIC WITHDRAWAL PLAN....................................................12
INVESTMENT MANAGEMENT.........................................................12
DIVIDENDS, DISTRIBUTIONS AND TAXES............................................15
GENERAL INFORMATION...........................................................16

                          Investors are advised to read
                          this Prospectus and to retain
                            it for future reference.




                            MAXUS OHIO HEARTLAND FUND

                           MAXUS AGGRESSIVE VALUE FUND





                                   PROSPECTUS




                                January ___, 1998

                       STATEMENT OF ADDITIONAL INFORMATION
                                                                January __, 1998

                            MAXUS OHIO HEARTLAND FUND
                           MAXUS AGGRESSIVE VALUE FUND
                        The Tower at Erieview, 36th Floor
                             1301 East Ninth Street
                              Cleveland, Ohio 44114
                                 (216) 687-1000


         Maxus Ohio Heartland Fund and Maxus Aggressive Value Fund (the "Funds") are separate diversified portfolios of MaxFund Trust, an open-end management investment company. The investment objective of Maxus Ohio Heartland Fund is to obtain a high total return (a combination of capital appreciation and income). The investment objective of Maxus Aggressive Value Fund is to obtain capital appreciation. This Statement of Additional Information relating to the Funds is not a prospectus and should be read in conjunction with the Funds' prospectus. A copy of the Funds' prospectus can be obtained from the Fund's distributor, Maxus Securities Corp, The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114, telephone number (216) 687-1000. The prospectus to which this Statement relates is dated the same date as this Statement of Additional Information.

         The date of this Statement of Additional Information is January ___, 1998.

                                TABLE OF CONTENTS


Caption                               Page     Location in Prospectus
--------------------------------------------------------------------------------
General Information and History         1      General Information

Investment Objective and Policies       1      Investment Objectives
 and Management Techniques


Management of the Fund                  3      Investment Management

Ownership of Shares                     4      Not Applicable

Investment Advisory and Other           5      Investment Management
Services

Brokerage Allocation                    7      Execution of Portfolio
                                                Transactions

Capital Stock and Other Securities      8      General Information

Purchase, Redemption and Pricing of     8      How to Purchase Shares/
Securities Being Offered                       How to Redeem Shares

Determination of Net Asset Value        9      How to Purchase Shares

Tax Status                              9      Dividends, Distributions
                                                and Federal Taxes

Distributor                            10      Investment Management

Financial Statements                   11      Not Applicable

                         GENERAL INFORMATION AND HISTORY

              Maxus Ohio Heartland Fund and Maxus Aggressive Value Fund (the "Funds") are diversified portfolios of MaxFund Trust (the "Trust"), an open-end management investment company. Maxus Ohio Heartland Fund seeks a high total return (a combination of income and capital appreciation). Maxus Aggressive Value Fund seeks capital appreciation. The Trust was organized as a business trust under the laws of the State of Ohio pursuant to a Declaration of Trust dated November 7, 1997.

Investment Objective and Policies

              The investment objective and policies of each Fund are briefly described in the Prospectus under the heading "Investment Objective And Management Techniques." Each Fund has also adopted the following fundamental investment policies and restrictions in addition to the fundamental investment policies described in the Prospectus under the subheading "Investment Restrictions." These policies cannot be changed without approval by the holders of a majority of the outstanding voting securities of such Fund (as defined in the Prospectus under "GENERAL INFORMATION"). Each Fund may not:

                      1. Invest in  securities  of other  registered  investment companies, except by purchase in the open market involving only customary brokerage commissions, or except as part of a merger, consolidation, reorganization or acquisition; or

                      2. Invest in securities of any registered closed-end investment company, if immediately after such purchase or acquisition such Fund would own more than 3% of the total outstanding voting stock of such closed-end company.

                      3. Invest more than 10% of the Fund's net assets in securities for which market quotations are not readily available and repurchase agreements maturing in more than seven days.

                      4. Lend money or  securities,  provided that the making of interest-bearing demand deposits with banks and the purchase of debt securities in accordance with its objective and policies are not prohibited.

                      5. Borrow money except for temporary or emergency purposes from banks (but not for the purpose of purchase of investments) and then only in an amount not to exceed 5% of the Fund's net assets; or pledge the Fund's securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowings secured thereby.

                      6. Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

                      7. Write (sell) put or call options,  combinations thereof or similar options; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options.

                      8. Purchase or retain the  securities of any issuer if any of the officers or Trustees of the Trust or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

                      9. Invest for the purpose of exercising control or management of another issuer.

                      10. Invest in commodities or commodity  futures  contracts or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

                      11. Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

                      12. Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

                      13. Issue senior securities as defined in the Act.

                      14.  Purchase   securities   subject  to  restrictions  on
              disposition under the Securities Act of 1933.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

              The Fund will not invest more than 5% of its assets in repurchase agreements. A repurchase agreement is an instrument under which the Fund acquires ownership of an obligation but the seller agrees, at the time of sale, to repurchase the obligation at a mutually agreed-upon time and price. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the interest rate on the purchased security. The Fund will make payments for repurchase agreements only upon physical delivery or evidence of book entry transfer to the account of the custodian or bank acting as agent. In the event of bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses including: (a) possible decline in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

                             MANAGEMENT OF THE FUND

              The following table provides biographical information with respect to each current Trustee and officer of the Trust. Each Trustee who is or may be deemed to be an "interested person" of the Fund, as defined in the Act, is indicated by an asterisk. Each Trustee of the Fund is also a Trustee of Maxus

Income Fund, Maxus Equity Fund and Maxus Laureate Fund, three other open-end management investment companies.



                                  Position Held          Principal Occupation(s)
Name and Address                  With the Fund            During Past 5 Years
----------------                  -------------          -----------------------
Richard A. Barone*                Chairman, Treasurer    President of Maxus Securities
The Tower at Erieview, 36th Fl    and Trustee            Corp (broker-dealer), Maxus
1301 East Ninth Street                                   Asset Management Inc.
Cleveland, Ohio  44114                                   (Investment adviser) and
                                                         Resource Management Inc, dba
                                                         Maxus Investment Group
                                                         (financial services)

Denis J. Amato*                   Trustee                Chief Investment Officer,
The Tower at Erieview, 36th Fl                           Gelfand.Maxus Asset
1301 East Ninth Street                                   Management, Inc. (investment
Cleveland, Ohio 44114                                    adviser) since 1997; previously,
                                                         Managing Director, Gelfand
                                                         Partners Asset Management
                                                         (investment adviser)

Burton D. Morgan                  Trustee                Chairman, Morgan Bank (bank);
Park Place                                               President, Basic Search, Inc.
10 West Streetsboro Road                                 (venture capital); Chairman,
Hudson, Ohio 44236                                       Multi-Color Corporation
                                                         (printing); Chairman Morgan
                                                         Funshares, Inc. (mutual fund)

Murlan J. Murphy, Jr.             Trustee                Independent Investor
11249  Lake Forest Drive
Chesterland, Ohio 44026


Michael A. Rossi, C.P.A.          Trustee                Certified Public Accountant
6559 Wilson Mills Road
Highland Heights, Ohio 44143

Robert  J. Conrad                 Vice President         Vice President, Resource
The Tower at Erieview, 36th Fl                           Management Inc.; formerly Vice
1301 East Ninth Street                                   President, American Income Plus
Cleveland, Ohio  44114

Robert W. Curtin                  Secretary              Senior Vice President and
The Tower at Erieview, 36th Fl                           Secretary, Maxus Securities
1301 East Ninth Street                                   Corp; formerly Executive Vice
Cleveland, Ohio  44114                                   President, Roulston & Company, Inc.


         No officer, director or employee of Maxus Asset Management Inc. ("MAM" or the "Investment Adviser") or of any parent or subsidiary receives any compensation from the Trust for serving as an officer or Trustee of the Trust. Each Trustee who is not an interested person of MAM will receive from each Fund the following fees for each Board or shareholders meeting attended: $100 per meeting if net assets of such fund are under $10,000,000; $200 per meeting if net assets of such Fund are between $10,000,000 and $50,000,000; or $300 per meeting if net assets of such Fund are over $50,000,000. The estimated fees payable to the Trustees for the current fiscal year, which are the only compensation or benefits payable to Trustees, are summarized in the following table:


                               COMPENSATION TABLE


                      Aggregate Compensation    Total Compensation From All Five
Name of Trustee           from each Fund*         Maxus Funds Paid to Trustees*
--------------------------------------------------------------------------------
                      Ohio Heartland     Aggressive Value
                      --------------     ----------------

Denis J. Amato            $    0              $    0                $    0
Richard A. Barone         $    0              $    0                $    0
Burton D. Morgan          $  800              $  800                $3,600
Murlan J. Murphy          $  800              $  800                $3,600
Michael A. Rossi          $  800              $  800                $3,600


*Estimated fees for 1998.

                               OWNERSHIP OF SHARES


     As of January 16, 1998, all of the outstanding shares of each Fund were owned by Maxus Asset Management, Inc., The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114. A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund. Maxus Management, Inc. is controlled by Richard A. Barone, the Chairman of the Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

     Maxus Asset Management, Inc. ("MAM"), each Fund's investment adviser, is a wholly-owned subsidiary of RMI. MAM is registered as an investment adviser under the Investment Advisers Act of 1940. MAM has not been sponsored, recommended or approved, nor have its abilities or qualifications been passed upon, by the Securities and Exchange Commission or any other governmental agency.

     As compensation for MAM's services rendered to each Fund, such Fund pays a fee, computed and paid monthly, at an annual rate of 1% of the average value of the first $150,000,000 of the Fund's daily net assets and .75% of average daily net assets in excess of $150,000,000. This fee is higher than that paid by most other investment companies.

     MAM acts as investment adviser to the Fund pursuant to an Investment Advisory and Administration Agreement dated November 19, 1997. Subject to the supervision and direction of the Board of Trustees, MAM, as investment adviser, manages the Fund's portfolio in accordance with the stated policies of the Fund. MAM makes investment decisions for each Fund and places the purchase and sale orders for portfolio transactions. In addition, MAM furnishes office facilities and clerical and administrative services, and pays the salaries of all officers and employees who are employed by both it and each Fund and, subject to the direction of the Board of Trustees, is responsible for the overall management of the business affairs of the Fund, including the provision of personnel for recordkeeping, the preparation of governmental reports and responding to shareholder communications.

     Other expenses are borne by each Fund and include brokerage fees and commissions, fees of Trustees not affiliated with MAM, expenses of registration of the Fund and of the shares of the Fund with the Securities and Exchange Commission (the "SEC") and the various states, charges of the custodian, dividend and transfer agent, outside auditing and legal expenses, liability insurance premiums on property or personnel (including officers and trustees), maintenance of business trust existence, any taxes payable by the Fund, interest payments relating to Fund borrowings, costs of preparing, printing and mailing registration statements, prospectuses, periodic reports and other documents furnished to shareholders and regulatory authorities, reimbursement to RMI for organizational expenses, including costs of printing share certificates, portfolio pricing services and Fund meetings, and costs incurred pursuant to the Distribution Plan (Investor Shares only) described below.

     The Investment Advisory and Administration Agreement is subject to annual approval as to each Fund by (i) the Board of Trustees or (ii) vote of a majority (as defined in the Act) of the outstanding voting securities of such Fund, provided that in either event the continuance is also approved by a majority of the Trustees who are not "interested persons" (as defined in the Act) of such Fund or MAM by vote cast in person at a meeting called for the purpose of voting on such approval. The Board of Trustees, including a majority of the Trustees who are not "interested persons," voted to approve the Investment Advisory and Administration Agreement at a meeting held on November 19, 1997. The Investment Advisory and Administration Agreement is terminable as to either Fund without penalty, on not less than 60 days' notice, by the Board of Trustees or by vote of the holders of a majority of such Fund's shares or, upon not less than 90 days' notice, by MAM. The Investment Advisory and Administration Agreement will terminate automatically in the event of its assignment.

     Each Fund has a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, pursuant to which the Fund pays Maxus Securities Corp ("MSC") up to .50% of average net assets of Investor Shares annually for the costs of activities intended to result in the sale of Investor Shares. See "Investment Management--Distribution Plan" in the Fund's Prospectus.

     The Trustees believe that the Plan will benefit each Fund and its holders of Investor Shares. Among these benefits are: (1) reductions in the per share expenses of the Fund as a result of increased assets in the Fund; (2) reductions in the cost of executing portfolio transactions and the possible ability of the Investment Adviser in some cases to negotiate lower purchase prices for securities, due to the potentially larger blocks of securities which may be traded by the Fund as its net assets increase in size; and (3) a more predictable flow of cash which may provide investment flexibility in seeking the Fund's investment objective and may better enable the Fund to meet redemption demands without liquidating portfolio securities at inopportune times.


     The Trust has entered into an Administration Agreement with Maxus Information Systems Inc. ("MIS"), The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114, pursuant to which MIS has agreed to act as each Fund's Transfer, Redemption and Dividend Disbursing Agent . As such, MIS maintains each Fund's official record of shareholders and is responsible for crediting dividends to shareholders' accounts. In consideration of such services, each Fund pays MIS an annual fee, paid monthly, equal to $6.75 per shareholder account (with a monthly minimum of $775) plus $12 per month for each state in which such Fund is registered under such state's securities laws, plus out-of-pocket expenses. In addition, each Fund has entered into an Accounting Services Agreement with MIS, pursuant to which MIS has agreed to provide portfolio pricing and related services, for the payment of an annual fee of $17,400 for the first $25,000,000 in net assets, $8,500 for the next $25,000,000 in net assets and $4,750 for each additional $25,000,000 in net assets, plus out-of-pocket expenses. Notwithstanding the foregoing, if for any month the average net assets of a Fund are less than $10,000,000, all of the above amounts will be reduced based on the proportion which such average net assets bears to $10,000,000.


     Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45201, serves as the Fund's custodian. As custodian, Star Bank maintains custody of the Fund's cash and portfolio securities.

     McCurdy & Associates C.P.A.'s, Inc., independent certified public accountants located at 27955 Clemens Road, Westlake, Ohio 44145, has been selected as auditors for each Fund. In such capacity, McCurdy & Associates C.P.A.'s, Inc. periodically reviews the accounting and financial records of each Fund and examines its financial statements.


                              BROKERAGE ALLOCATION

     Decisions to buy and sell securities for each Fund are made by MAM subject to the overall supervision and review by the Board of Trustees. Portfolio security transactions for each Fund are effected by or under the supervision of MAM.

     Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price of those securities includes an undisclosed commission or markup. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's markup or markdown.

     In executing portfolio transactions and selecting brokers and dealers, it is each Fund's policy to seek the best overall terms available. The Investment Advisory and Administration Agreement provides that, in assessing the best overall terms available for any transaction, MAM shall consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Investment Advisory and Administration Agreement authorizes MAM, in selecting brokers or dealers to execute a particular transaction, and, in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or other accounts over which MAM exercises investment discretion.

     The Board of Trustees periodically reviews the commissions paid by each Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the services received will primarily benefit one or more other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. MAM's fee under the Investment Advisory and Administration Agreement is not reduced by reason of MAM's receiving such brokerage and research services.

     Under the Act, a mutual fund may not pay brokerage commissions to an affiliate which exceed the usual and customary broker's commissions. A commission is deemed as not exceeding the usual and customary broker's commission if (i) the commission is reasonable and fair compared to the commission received by other brokers in connection with comparable transactions involving similar securities being purchased or sold during a comparable period of time and (ii) the Board of Trustees, including a majority of the Trustees who are not interested persons of the mutual fund, have adopted procedures reasonably designed to provide that such commission is consistent with the above-described standard, review these procedures annually for their continuing appropriateness and determine quarterly that all commissions paid during the preceding quarter were in compliance with these procedures.

     The Fund's Board of Trustees has determined that any portfolio transaction for a Fund, including in certain instances over-the-counter purchases and sales, may be effected through MSC if, in MAM's judgment, the use of MSC is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, MSC charges the Fund a commission rate consistent with those charged by MSC to comparable unaffiliated customers in similar transactions. Each quarter, the Trustees review a report comparing the commissions charged each Fund by MSC to the commissions which would have been charged for the same transactions by a national discount brokerage firm and a full-service brokerage firm at its institutional rates. Based upon such review, the Board of Trustees determines on a quarterly basis whether the commissions charged by MSC meet the requirements of the Act. MSC will not participate in commissions from brokerage given by the Fund to other brokers or dealers. Over-the-counter purchases and sales are transacted through brokers and dealers with principal market makers. A Fund will in no event effect principal transactions with MSC in over-the-counter securities in which MSC makes a market. MSC is a wholly owned subsidiary of RMI, a corporation controlled by Richard A. Barone, Chairman of the Fund. Richard A. Barone is, therefore, considered to control MSC.

     Under the rules adopted by the SEC, MSC may not execute transactions for a Fund on the floor of any national securities exchange, but may effect transactions for a Fund by transmitting orders for execution, providing for clearance and settlement, and arranging for the performance of those functions by members of the exchange not associated with MSC. MSC will be required to pay fees charged by those persons performing the floor brokerage elements out of the brokerage compensation it receives from the Fund. Each Fund has been advised by MSC that on most transactions, the floor brokerage generally constitutes from 10% to 40% of the total commissions paid.

     Even though investment decisions for the Fund are made independently from those of the other accounts managed by MAM, investments of the kind made by a Fund may also be made by those other accounts. When a Fund and one or more accounts managed by MAM are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by MAM to be equitable. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained for or disposed of by the Fund.


                       CAPITAL STOCK AND OTHER SECURITIES

     See "General Information" in the Fund's prospectus.


          PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

     The information pertaining to the purchase and redemption of each Fund's shares appearing in the Prospectus under the captions "How To Purchase Shares" and "How To Redeem Shares" is hereby incorporated by reference.


                        DETERMINATION OF NET ASSET VALUE

     The information pertaining to the determination of net asset value appearing in the Prospectus under the caption "How to Purchase Shares -- Price of Shares" is hereby incorporated by reference.


                                   TAX STATUS

     Each Fund will be treated as a separate entity for federal income tax purposes. Each Fund's policy is to distribute at least annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service and to distribute annually, after the end of the calendar year, any remaining net investment income and net realized capital gains. Unless a shareholder elects otherwise, dividends and capital gains distributions are paid in additional shares that are credited to the shareholder's account with such Fund.

     As a result of the application of the Distribution Plan to Investor Shares only, the amount of dividends on Institutional Shares will exceed the amount of dividends on Investor Shares.

     Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification as a regulated investment company will result in a Fund's paying no taxes on net income and net realized capital gains distributed to shareholders. To qualify for this treatment, a Fund must derive at least 90% of its gross income from dividends, interest, and gains from the sale or other disposition of securities; derive less than 30% of its gross income from the sale or other disposition of securities held for fewer than three months; invest in securities within certain limits; and distribute to its shareholders at least 90% of its net taxable income earned in any year.

     Dividends derived from a Fund's net investment income, whether received in additional shares or in cash, will be taxable to shareholders as ordinary income, but a portion may be eligible for the 70% dividends received deduction available to corporations.

     Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to a shareholder in the year in which received (except as set forth in the next paragraph), whether those distributions are accepted in cash or in additional shares, and regardless of the length of time the shareholder has held his Fund shares. These distributions, like dividends, may also be subject to state and local taxes.

     In addition to any dividends paid within the calendar year, dividends and capital gain distributions declared in December and paid the following January will be taxable in the year they are declared.

     Investors should consider carefully the tax implications of purchasing shares of a Fund just prior to the record date of a dividend or capital gains distribution. Although a dividend or distribution paid shortly after shares have been purchased is in effect a return of investment, it is subject to taxation as described above, and a sale at a loss of shares held not more than six months will be long-term capital loss to the extent of any long-term capital gain dividends received within that period.

     Shareholders must furnish the Fund with their correct Taxpayer Identification Number to avoid being subject to a 20% federal backup withholding tax on dividend distributions. Investors also must certify on the Account Application that the stated Tax Identification Number is correct and that the Investor is not subject to 20% backup withholding for previous under-reporting to the IRS. Shareholders not subject to income taxation do not have to pay an income tax on the dividend or capital gain distributions.

     Shareholders shall upon demand disclose to the Fund in writing such information with respect to direct and indirect ownership of Shares of the Fund as the Trustees of the Fund deem necessary to comply with the provisions of the Internal Revenue Code, or to comply with the requirements of any other taxing authority.

     Statements as to the tax status of each shareholder's dividends and distributions will be mailed annually by the Fund's transfer agent. Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, state or local taxes.


                                   DISTRIBUTOR

     Shares of the Fund are offered on a best-efforts basis by Maxus Securities Corp, a registered NASD broker-dealer. MSC is a wholly-owned subsidiary of RMI, which is controlled by Richard A. Barone, Chairman of the Fund.

     Pursuant to the Distribution Agreement between the Trust and MSC with respect to Investor Shares, MSC has agreed to hold itself available to receive orders, satisfactory to MSC, for the purchase of Shares of each Fund, to accept such orders on behalf of each Fund as of the time of receipt of such orders and to transmit such orders to the Fund's transfer agent as promptly as practicable. MSC receives an annual distribution fee of .50% of average net assets for distributing and marketing the Investor Shares of the Fund. Certain employees of MSC may receive compensation under the Distribution Plan. See "Investment Advisory and Other Services."

     The Distribution Agreement provides that MSC shall arrange to sell the Fund's Shares as agent for the Fund and may enter into agreements with registered broker-dealers as it may select to arrange for the sale of such shares. MSC is not obligated to sell any certain number of shares.

To The Shareholders and Trustees
MaxFund Trust

We have audited the accompanying statement of assets and liabilities of MaxFund Trust (comprising, respectively, the Maxus Ohio Heartland Fund and Maxus Aggressive Value Fund), as of January 15, 1998. This financial statement is the responsibility of the Company's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of January 15, 1998, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Maxus Ohio Heartland Fund and Maxus Aggressive Value Fund constituting MaxFund Trust as of January 15, 1998, in conformity with generally accepted accounting principles.



/s/ McCurdy & Associates CPA's, Inc.
McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
January 16, 1998

                               ** 1 MAXFUND TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 15, 1998


                                           Maxus Ohio           Maxus Aggressive
                                         Heartland Fund            Value Fund
                                         --------------         ----------------

ASSETS:
  Cash in Bank                              $100,000                $100,000
  Organization Costs                          15,215                  15,215
                                            --------                --------
      Total Assets                           115,215                 115,215


LIABILITIES:
  Note Payable                                15,215                  15,215
                                            --------                --------
      Total Liabilities                       15,215                  15,215


NET ASSETS                                  $100,000                $100,000


NET ASSETS CONSIST OF:
  Capital Paid In                           $100,000                $100,000


OUTSTANDING SHARES
  Unlimited Number of Shares
  Authorized Without Par Value:
       Investor Shares                             0                       0
       Institutional Shares                   10,000                  20,000

NET ASSET VALUE PER SHARE:
       Investor Shares                             -                       -
       Institutional Shares                      $10                      $5

OFFERING PRICE PER SHARE:
       Investor Shares                           $10                      $5
       Institutional Shares                      $10                      $5


                          See Accountants' Audit Report

                                  MAXFUND TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                January 15, 1998

1.   ORGANIZATION
     MaxFund Trust (the "Trust") is an open-end management investment company organized as a business trust under the laws of the State of Ohio by a Declaration of Trust dated November 7, 1997. The Declaration of Trust provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and which are presently divided into two series of shares, one for Maxus Ohio Heartland Fund and one for Maxus Aggressive Value Fund. Each Fund is offering Investor Shares and Institutional Shares. Investor Shares and Institutional Shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class.

     The Fund uses an independent custodian. No transactions other than those relating to organizational matters and the sale of 10,000 Institutional Shares of Maxus Ohio Heartland Fund and 20,000 Institutional Shares of Maxus Aggressive Value Fund have taken place to date.

2.   RELATED  PARTY  TRANSACTIONS
     As of January 15, 1998, all of the outstanding shares of each Fund were owned by Maxus Asset Management, Inc. ("MAM"). A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940
     Act) of the Fund. Maxus Asset Management, Inc. is controlled by Richard A. Barone, the Chairman of the Fund.

     Maxus Asset Management, Inc., each Fund's investment adviser, is a wholly-owned subsidiary of Resource Management, Inc. ("RMI"). MAM is registered as an investment adviser under the Investment Advisers Act of 1940.

     As compensation for MAM's services rendered to each Fund, such Fund pays a fee, computed and paid monthly, at an annual rate of 1% of the average value of the first $150,000,000 of the Fund's daily net assets and .75% of average daily net assets in excess of $150,000,000. This fee is higher than that paid by most other investment companies.

     Maxus Information Systems, Inc. ("MIS") is each Fund's Transfer, Redemption and Dividend Distributing Agent. MIS is a subsidiary of RMI, the parent company of the Adviser.

 3.  CAPITAL STOCK AND DISTRIBUTION

     At January 15, 1998, an unlimited number of shares were authorized and paid in capital amounted to $100,000 each for Maxus Ohio Heartland Fund and Maxus Aggressive Value Fund. Transactions in capital stock were as follows:

                                       Maxus Ohio               Maxus Aggressive
                                     Heartland Fund                Value Fund
                                     --------------             ----------------
Shares Sold:
    Investor shares                            0                           0
    Institutional shares                  10,000                      20,000


Shares Redeemed:
    Investor shares                            0                           0
    Institutional shares                       0                           0


Net Increase:
    Investor shares                            0                           0
    Institutional shares                  10,000                      20,000


Shares Outstanding:
    Investor shares                            0                           0
    Institutional shares                  10,000                      20,000


4.            NOTE PAYABLE

              Note payable consists of a note payable to Resource Management, Inc. at 9% payable monthly for five years for each Fund.

              These notes are stated at cost. The Funds do not believe it is practicable to estimate fair value as the cost to provide such value would exceed the benefit.

              The principle due for the next five years for each Fund.

                                                 1998               $ 3,043

                                                 1999                 3,043

                                                 2000                 3,043

                                                 2001                 3,043

                                                 2002                 3,043
                                                                    -------
                                                                    $15,215

5.            ORGANIZATION COSTS

              Organization costs are being amortized on a straight line basis over a five-year period.

                                     PART C

                                OTHER INFORMATION

Item 24.      Financial Statements and Exhibits.

              (a)     Financial Statements:

                      The   Financial   Statements   filed   as   part  of  this
                      Registration Statement are as follows:


                      Statement of Assets and Liabilities as of January 15, 1998, together with Report of Independent Certified Public Accountants dated January 16, 1998.


              (b)     Exhibits:


Exhibit
Number       Description
-------      -----------

   1         Registrant's Declaration of Trust dated November 7, 1997.*

   2         Registrant's By-Laws.*

   3         None.

   4         None.

   5         Investment Advisory and Administration Agreement.*

   6(a)      Distribution Agreement.

   7         None.

   8         Custody Agreement.

   9(a)      Administration Agreement.

   9(b)      Accounting Services Agreement.

  10         Opinion and consent.

  11         Consent of Independent Auditors.

  12         None.

  13         Subscription Agreement between the Trust and Resource Management
             Inc.

  14         Individual Retirement Account Documents.

  15(a)      Plan of Distribution Pursuant to Rule 12b-1.

  27         Financial Data Schedule.

* Previously filed .


Item 25.      Persons Controlled by or Under Common Control with Registrant.

              The Fund, together with Maxus Income Fund, Maxus Equity Fund and Maxus Laureate Fund (three other investment companies), may be deemed to be under common control on the basis of the fact that all officers and Trustees of the Fund are also officers and Trustees of the other three funds.

              In addition, the Fund and Resource Management Inc. (together with its subsidiaries, MAM, MSC and MIS) may be deemed to be under common control of Richard A. Barone, the Chairman of the Fund and the President and controlling shareholder of Resource Management Inc.

Item 26.      Number of Holders of Securities.

              As of the date of this Registration Statement, there was one record holder of the Fund's Shares of Beneficial Interest.

Item 27.      Indemnification.

              Reference is made to Article VIII of the Registrant's Declaration of Trust filed as Exhibit 1. The application of these provisions is limited by Article 10 of the Registrant's By-laws filed as
              Exhibit 2 and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

                      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 28.      Business and Other Connections of Investment Adviser.

              Reference is made to the section in the Prospectus entitled "Investment Management".

Item 29.      Principal Underwriters.

              (a) Maxus Securities Corp, the distributor for the Fund, also distributes securities for Maxus Income Fund, Maxus Equity Fund and Maxus Laureate Fund.

              (b) The following information is provided with respect to each director and officer of Maxus Securities Corp:

Name and Principal          Positions & Offices              Positions & Offices
Business Address              with Underwriter                  with Registrant

Richard A. Barone           President, Treasurer             Chairman, Treasurer
The Tower at Erieview         and Director                       and a Trustee
1301 East Ninth Street
Cleveland, Ohio 44114

Robert W. Curtin            Senior Vice President            Secretary
The Tower at Erieview         and Secretary
1301 East Ninth Street
Cleveland, Ohio 44114

Item 30.          Location of Accounts and Records.

                  All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant and the Transfer Agent at The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114, except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45201.

Item 31.          Management Services.

                  Not applicable.

Item 32.          Undertakings.

                  The  Registrant  undertakes  (1)  to  furnish  a  copy  of the
                  Registrant's latest annual report, upon request and without charge, to every person to whom a Prospectus is delivered, (2) to file a post-effective amendment, using reasonably current financial statements which need not be certified, without four to six months from the effective date of Registrant's Registration Statement under the Securities Act of 1933, and
                  (3) to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees when requesting in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cleveland, State of Ohio, on the 16th day of January, 1998.


                                            MAXFUND TRUST


                                            By:      /s/ Richard A. Barone
                                                     Richard A. Barone, Chairman


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


     Signature                         Title                         Date
--------------------------------------------------------------------------------
/s/ Richard A. Barone
Richard A. Barone                      Chairman, Treasurer      January 16, 1998
  (Principal Executive Officer,          and Trustee
  Financial Officer and Accounting
  Officer)


/s/ Denis J. Amato
Denis J. Amato                         Trustee                  January 16, 1998


/s/ Burton D. Morgan
Burton D. Morgan                       Trustee                  January 16, 1998


/s/ Murlan J. Murphy, Jr.
Murlan J. Murphy, Jr.                  Trustee                  January 16, 1998


/s/ Michael A. Rossi
Michael A. Rossi, C.P.A.               Trustee                  January 16, 1998

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 - MAXFUND TRUST


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                                       C-6

                                  Exhibit 6(a)

                             DISTRIBUTION AGREEMENT

     THIS AGREEMENT dated as of the 19th day of November, 1997 by and between MAXFUND TRUST (the "Trust"), a business trust established and existing under the laws of the State of Ohio, and MAXUS SECURITIES CORP (the "Distributor"), a corporation organized and existing under the laws of the State of Ohio.

                              W I T N E S S E T H:

     In consideration of the mutual covenants hereinafter contained, the parties hereto agree as follows:

     Section 1. Appointment of the Distributor. The Trust hereby appoints the Distributor as its agent to arrange for the sale of shares of the Trust on the terms and for the period set forth in this Agreement, and the Distributor hereby accepts such appointment and agrees to act hereunder. It is acknowledged that the Trust is authorized to issue shares in one or more series, with each series representing shares of a separate investment portfolio of the Trust (a "Fund"), and with the shares of each Fund being divided into Investor Shares and Institutional Shares. The term "Shares" as used herein shall refer to shares of each class of each Fund of the Trust.

     Section 2.       Services and Duties of the Distributor.

              (a) The Distributor agrees to arrange to sell, as agent for the Trust, from time to time during the term of this Agreement, Shares upon the terms described in the Prospectus. As used in this Agreement, the term "Prospectus" shall mean the prospectus included in the Trust's Registration Statement most recently filed by the Trust with the Securities and Exchange Commission and effective under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), as such Registration Statement is amended by any amendments thereto at the time in effect.

              (b) Upon commencement of the continuous public offering of the Shares of the Trust, the Distributor will hold itself available to receive orders, satisfactory to the Distributor, for the purchase of Shares and will accept such orders on behalf of the Trust as of the time of receipt of such orders and will transmit such orders as are so accepted to the Trust's Dividend and Transfer Agent as promptly as practicable. Purchase orders shall be deemed effective at the time and in the manner set forth in the Prospectus.

              (c) The Distributor, as agent for the Trust and in its discretion, may enter into agreements with such registered and qualified retail broker-dealers as it may select pursuant to which such broker-dealers may also arrange for the sale of Shares.

              (d) The offering price of the Shares of each class of each Fund shall be the net asset value (as described in the Prospectus, as amended from time to time and determined as set forth in the Prospectus) per Share of such class of such Fund next determined following receipt of an order. The Trust shall furnish the Distributor with all possible promptness advice of each computation of net asset value.

              (e) The  Distributor  shall not be  obligated  to sell any certain number of Shares, and nothing herein contained shall prevent the Distributor from entering into like distribution agreements with other investment companies so long as the performance of its obligations hereunder is not impaired thereby.

     Section 3.       Duties of the Trust.

              (a) The Trust agrees to sell its Shares so long as it has Shares available for sale and to cause its Dividend and Transfer Agent to issue, if requested by the purchaser, certificates for Shares, registered in such names and amounts as the Distributor has requested in writing, as promptly as practicable after receipt by the Trust of the purchase price therefor and thereof and written request of the Distributor therefor.

              (b) The Trust shall keep the Distributor fully informed with regard to its affairs and shall furnish to the Distributor copies of all information, financial statements and other papers which the Distributor may reasonably request for use in connection with the distribution of Shares of the Trust. This shall include, without limitation, one certified copy of all financial statements of the Trust prepared by independent accountants and such reasonable number of copies of its most current Prospectus and annual and interim reports as the Distributor may request. The Trust shall cooperate fully in the efforts of the Distributor to arrange for the sale of the Shares and in the performance of the Distributor under this Agreement.

              (c) The Trust agrees to file from time to time such amendments, reports and other documents as may be necessary in order that there may be no untrue statement of a material fact in a Registration Statement or Prospectus, or necessary in order that there may be no omission to state a material fact in the Registration Statement or Prospectus which omission would make the statements therein, in light of the circumstances under which they were made, misleading.

              (d) The Trust shall use its best efforts to qualify and maintain the qualification of an appropriate number of its Shares for sale under the securities laws of such states as the Distributor and the Trust may approve, and, if necessary or appropriate in connection therewith, to qualify and maintain the qualification of the Trust as a broker or dealer in such states; provided that the Trust shall not be required to amend the Declaration of Trust or its By-Laws to comply with the laws of any state, to maintain an office in any state, to change the terms of the offering of its Shares in any state from the terms set forth in its Registration Statement and Prospectus, to qualify as a foreign corporation, business trust or similar entity in any state or to consent to service of process in any state other than with respect to claims arising out of the offering of its Shares. The Distributor shall furnish such information and other material relating to its affairs and activities as may be required by the Trust in connection with such qualifications.

     Section 4.       Compensation and Expenses.

              (a) Except as set forth in this Section, (i) the Distributor shall not receive any compensation for its services under this Agreement and (ii) the Distributor shall not be required to bear any costs in connection with the offering of Shares for sale to the public.

              (b) The Trust shall bear all costs and expenses of the  continuous offering of its Shares, including: (i) fees and disbursements of its counsel and auditors, (ii) the preparation, filing and printing of any registration statements and/or prospectuses required by and under the federal securities laws, (iii) the preparation and mailing of annual and interim reports and proxy materials to shareholders and (iv) the qualification of the Shares for sale and of the Trust as a broker or dealer under the securities laws of such states or other jurisdictions as shall be selected by the Trust and by the Distributor pursuant to Section 3(d) hereof and the cost and expenses payable to each such state for continuing qualification therein.

              (c) The Distributor agrees to provide the services described in the Trust's Distribution and Shareholder Servicing Plan (Investor Shares
     Only) of even date herewith. In consideration for such services, the Trust shall pay to the Distributor a fee at the annual rate of .50% of the average daily net assets of the Investor Shares of each Fund.

     Section 5. Indemnification. The Trust agrees to indemnify, defend and hold the Distributor, its officers and directors and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act or Section 20 of the Securities Exchange Act of 1934, as amended (the "1934 Act"), free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees and expenses incurred in connection therewith) which the Distributor, its officers, directors or any such controlling persons may incur under the 1933 Act, the 1934 Act, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registration Statement or Prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance upon and in conformity with information furnished in writing by the Distributor to the Trust for use in the Registration Statement or Prospectus; provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or trustee of the Trust or who controls the Trust within the meaning of Section 15 of the 1933 Act or Section 20 of the 1934 Act, shall not inure to the benefit of such officer, trustee or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent, that such result would not be against public policy as expressed in the 1933 Act; and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Trust or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Trust's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Trust being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Trust at its principal business office. The Trust agrees promptly to notify the Distributor of the commencement of any litigation or proceedings against it or any of its officers or directors in connection with the issue and sale of any of its Shares.

     The Distributor agrees to indemnify, defend and hold the Trust, its trustees and officers and any person who controls the Trust, if any, within the meaning of Section 15 of the 1933 Act or Section 20 of the 1934 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Trust, its trustees or officers or any such controlling person may incur under the 1933 Act, the 1934 Act, or under common law or otherwise, but only to the extent that such liability or expense incurred by the Trust, its trustees or officers or such controlling person resulting from such claims or demands shall arise out of or be based upon (i) any alleged untrue statement of a material fact contained in information furnished in writing by the Distributor to the Trust for use in the Registration Statement or Prospectus; (ii) any failure of the Distributor or any investor purchasing Shares of the Trust through the Distributor to timely transmit good payment for the purchase of Trust Shares; or
(iii) any breach of the obligations of the Distributor under Section 6 of this Agreement. The Distributor's agreement to indemnify the Trust, its trustees and officers and any such controlling person as aforesaid, is expressly conditioned upon the Distributor being promptly notified of any event giving rise to rights of indemnification hereunder, including any action brought against the Trust, its trustees or officers or any such controlling person, such notification being given to the Distributor at its principal business office.

     Section 6. Compliance with Securities Laws. The Trust represents that it is registered as a diversified, open-end management investment company under the 1940 Act, and agrees that it will comply with all of the provisions of the 1940 Act and of the rules and regulations thereunder. The Trust and the Distributor each agree to comply with all of the applicable terms and provisions of the 1940 Act, the 1933 Act and, subject to the provisions of Section 3(d), all applicable state "Blue Sky" laws. The Distributor agrees to comply with all of the applicable terms and provisions of the 1934 Act.

     Section 7. Terms of Agreement; Termination. This Agreement shall commence on the date first set forth above. This Agreement shall continue in effect for a period more than two years from the date hereof only so long as such continuance is specifically approved at least annually in conformity with the requirements of the 1940 Act, including Rule 12b-1 thereunder.

     This Agreement shall terminate automatically in the event of its assignment (as defined by the 1940 Act). In addition, this Agreement may be terminated by either party at any time, without penalty, on not more than sixty days' nor less than thirty days' written notice to the other party.

     Section 8. Notices. Any notice required to be given pursuant to this Agreement shall be deemed duly given if delivered or mailed by registered mail, postage prepaid, (i) to the Distributor at Maxus Securities Corp, The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114 or (2) to the Trust at MaxFund Trust, The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114.

     Section 9. Governing Law. This Agreement shall be governed and construed in accordance with the laws of the State of Ohio.

     Section 10. Non-Liability of Shareholders, Trustees, Officers, Employees, Representatives and Agents. It is expressly agreed that the obligation of the Trust hereunder shall not be binding upon nor resort be had to the private property of any of the trustees, Shareholders, nominees, officers, agents or employees of the Trust, personally, but bind only the Trust property, as provided in the Declaration of Trust. The execution and delivery of this Agreement have been authorized by the trustees of the Trust and signed by the officers of the Trust, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually, or to impose any liability on any of them personally, but shall bind only the Trust property as provided in the Declaration of Trust.

     Section 11. Use of Name. The Trust recognizes that directors, officers and employees of the Distributor may from time to time serve as directors, officers and employees of other corporations (including other investment companies) and that such other corporations may include the name "Maxus" as part of their name, and that the Distributor or its affiliates may enter into distribution or other agreements with such other corporations. If the Distributor ceases to act as the Trust's distributor of shares or if Maxus Asset Management Inc, an affiliate of the Distributor, ceases to act as the Trust's investment adviser, the Trust agrees that, at the Distributor's request, the Trust's license to use the word "Maxus" will terminate and the Trust will take all necessary action to change the name of all Funds of the Trust to a name not including the word "Maxus".

     Section 12. Complete Agreement. This Agreement contains the complete agreement with respect to the subject matter hereof and supersedes any prior understandings, agreements or representations by or between the parties related to the subject matter hereof.

     IN WITNESS WHEREOF, the parties hereto have executed this Agreement on the day and year first above written.

                                              MAXFUND TRUST

                                              By:/s/ Richard A. Barone
                                                     Richard A. Barone, Chairman


                                              MAXUS SECURITIES CORP

                                              By:/s/ Richard A. Barone
                                                     Richard A. Barone

                                    Exhibit 8

                                CUSTODY AGREEMENT


         This AGREEMENT, dated as of January 12, 1998, by and between the MAXFUND TRUST (the "Trust"), a business trust organized under the laws of the Ohio, acting with respect to Maxus Ohio Heartland Fund and Maxus Aggressive Value Fund ( individually, a "Fund" and, collectively, the "Funds"), each of them a series of the Trust and each of them operated and administered by the Trust, and STAR BANK, N.A., a national banking association (the "Custodian").

                              W I T N E S S E T H:
         WHEREAS, the Trust desires that the Funds' Securities and cash be held and administered by the Custodian pursuant to this Agreement; and

         WHEREAS, the Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"); and

         WHEREAS, the Custodian represents that it is a bank having the qualifications prescribed in Section 26(a)(i) of the 1940 Act;

         NOW, THEREFORE, in consideration of the mutual agreements herein made, the Trust and the Custodian hereby agree as follows:

                                    ARTICLE I
                                   DEFINITIONS
         Whenever used in this Agreement, the following words and phrases, unless the context otherwise requires, shall have the following meanings:

         1.1 "Authorized Person" means any Officer or other person duly authorized by resolution of the Board of Trustees to give Oral Instructions and Written Instructions on behalf of the Fund and named in Appendix A hereto or in such resolutions of the Board Of Trustees, certified by an Officer, as may be received by the Custodian from time to time.

         1.2 "Board Of Trustees" shall mean the Trustees from time to time serving under the Trust's Agreement and Declaration of Trust, as from time to time amended.

         1.3 "Book-Entry System" shall mean a federal book-entry system as provided in Subpart O of Treasury Circular No. 300, 31 CFR 306, in Subpart B of 31 CFR Part 350, or in such book-entry regulations of federal agencies as are substantially in the form of such Subpart O.

         1.4 "Business Day" shall mean any day recognized as a settlement day by The New York Stock Exchange, Inc. and any other day for which the Trust computes the net asset value of Shares of the Fund.

         1.5 "Fund Custody Account" shall mean any of the accounts in the name of the Trust, which is provided for in Section 3.2 below.

         1.6 "NASD" shall mean The National Association of Securities Dealers, Inc.

         1.7 "Officer" shall mean the Chairman, President, any Vice President, any Assistant Vice President, the Secretary, any Assistant Secretary, the Treasurer, or any Assistant Treasurer of the Trust.

         1.8 "Oral Instructions" shall mean instructions orally transmitted to and accepted by the Custodian because such instructions are: (i) reasonably believed by the Custodian to have been given by an Authorized Person, (ii) recorded and kept among the records of the Custodian made in the ordinary course of business and (iii) orally confirmed by the Custodian. The Trust shall cause all Oral Instructions to be confirmed by Written Instructions prior to the end of the next Business Day. If such Written Instructions confirming Oral Instructions are not received by the Custodian prior to a transaction, it shall in no way affect the validity of the transaction or the authorization thereof by the trust. If Oral Instructions vary from the Written Instructions which purport to confirm them, the Custodian shall notify the trust of such variance but such Oral Instructions will govern unless the Custodian has not yet acted.

         1.9 "Proper Instructions" shall mean Oral Instructions or Written Instructions. Proper Instructions may be continuing Written Instructions when deemed appropriate by both parties.

         1.10 "Securities Depository" shall mean The Depository Trust Company and (provided that Custodian shall have received a copy of a resolution of the Board Of Trustees, certified by an Officer, specifically approving the use of such clearing agency as a depository for the Fund) any other clearing agency registered with the Securities and Exchange Commission under Section 17A of the Securities and Exchange Act of 1934 as amended (the "1934 Act"), which acts as a system for the central handling of Securities where all Securities of any particular class or series of an issuer deposited within the system are treated as fungible and may be transferred or pledged by bookkeeping entry without physical delivery of the Securities.

         1.11 "Securities" shall include, without limitation, common and preferred stocks, bonds, call options, put options, debentures, notes, bank certificates of deposit, bankers' acceptances, mortgage-backed securities or other obligations, and any certificates, receipts, warrants or other instruments or documents representing rights to receive, purchase or subscribe for the same, or evidencing or representing any other rights or interests therein, or any similar property or assets that the Custodian has the facilities to clear and to service.

         1.12 "Shares" shall mean, with respect to a Fund, the units of beneficial interest issued by the trust on account of the Fund.

         1.13 "Sub-Custodian" shall mean and include (i) any branch of a "U.S. Bank," as that term is defined in Rule 17f-5 under the 1940 Act, (ii) any "Eligible Foreign Custodian," as that term is defined in Rule 17f-5 under the 1940 Act, having a contract with the Custodian which the Custodian has determined will provide reasonable care of assets of the Funds based on the standards specified in Section 3.3 below. Such contract shall include provisions that provide: (i) for indemnification or insurance arrangements (or any combination of the foregoing) such that the Funds will be adequately protected against the risk of loss of assets held in accordance with such contract; (ii) that the Funds' assets will not be subject to any right, charge, security interest, lien or claim of any kind in favor of the Sub-Custodian or its creditors except a claim of payment for their safe custody or administration, in the case of cash deposits, liens or rights in favor of creditors of the Sub-Custodian arising under bankruptcy, insolvency, or similar laws; (iii) that beneficial ownership for the Funds' assets will be freely transferable without the payment of money or value other than for safe custody or administration;
(iv) that adequate records will be maintained identifying the assets as belonging to the funds or as being held by a third party for the benefit of the Funds; (v) that the Funds' independent public accountants will be given access to those records or confirmation of the contents of those records; and (vi) that the Funds will receive periodic reports with respect to the safekeeping of the Funds' assets, including, but not limited to, notification of any transfer to or from a Fund's account or a third party account containing assets held for the benefit of the Fund. Such contract may contain, in lieu of any or all of the provisions specified above, such other provisions that the Custodian determines will provide, in their entirety, the same or a greater level of care and protection for Fund assets as the specified provisions, in their entirety.

         1.14 "Written Instructions" shall mean (i) written communications actually received by the Custodian and signed by an Authorized Person, or (ii) communications by telex or any other such system from one or more persons reasonably believed by the Custodian to be Authorized Persons, or (iii) communications between electro-mechanical or electronic devices provided that the use of such devices and the procedures for the use thereof shall have been approved by resolutions of the Board Of Trustees, a copy of which, certified by an Officer, shall have been delivered to the Custodian.

                                   ARTICLE II
                            APPOINTMENT OF CUSTODIAN
         2.1  Appointment.   The  Trust  hereby  constitutes  and  appoints  the
Custodian as custodian of all Securities and cash owned by or in the possession of the Fund at any time during the period of this Agreement.

         2.2 Acceptance. The Custodian hereby accepts appointment as such custodian and agrees to perform the duties thereof as hereinafter set forth.

         2.3 Documents to be Furnished. The following documents, including any amendments thereto, will be provided contemporaneously with the execution of the Agreement to the Custodian by the trust:

                  a. A copy of the Declaration of Trust of the Trust certified by the Secretary;

                  b. A copy of the Bylaws of the Trust certified by the Secretary;

                  c. A copy of the resolution of the Board Of Trustees of the Trust appointing the Custodian, certified by the Secretary;

                  d.       A copy of the then  current  Prospectus  of the Fund;
                           and

                  e. A certification of the Chairman and Secretary of the Trust setting forth the names and signatures of the current Officers of the Trust and other Authorized Persons.

         2.4 Notice of Appointment of Dividend and Transfer Agent. The Trust agrees to notify the Custodian in writing of the appointment, termination or change in appointment of any Dividend and Transfer Agent of the Fund.

                                   ARTICLE III
                         CUSTODY OF CASH AND SECURITIES

         3.1 Segregation. All Securities and non-cash property held by the Custodian for the account of the Fund (other than Securities maintained in a Securities Depository or Book-Entry System) shall be physically segregated from other Securities and non-cash property in the possession of the Custodian (including the Securities and non-cash property of the other Funds) and shall be identified as subject to this Agreement.

         3.2 Fund Custody Accounts. As to each Fund, the Custodian shall open and maintain in its trust department a custody account in the name of the Trust coupled with the name of the Fund, subject only to draft or order of the Custodian, in which the Custodian shall enter and carry all Securities, cash and other assets of such Fund which are delivered to it.

         3.3      Appointment of Agents.

         (a) In its discretion, the Custodian may appoint one or more Sub-Custodians to act as Securities Depositories or as sub-custodians to hold Securities and cash of the Funds and to carry out such other provisions of this Agreement as it may determine, provided, however, that the appointment of any such agents and maintenance of any Securities and cash of the Fund shall be at the Custodian's expense and shall not relieve the Custodian of any of its obligations or liabilities under this Agreement.

         (b) If, after the initial approval of Sub-Custodians by the Board Of Trustees in connection with this Agreement, the Custodian wishes to appoint other Sub-Custodians to hold property of the Fund, it will so notify the Trust and provide it with information reasonably necessary to determine any such new Sub-Custodian's eligibility under Rule 17f-5 under the 1940 Act, including a copy of the proposed agreement with such Sub-Custodian. The Trust shall at the meeting of the Board Of Trustees next following receipt of such notice and information give a written approval or disapproval of the proposed action.

         (c) The Agreement between the Custodian and each Sub-Custodian acting hereunder shall contain the required provisions set forth in Rule 17f-5(a)(1)(iii).

         (d) At the end of each calendar quarter, the Custodian shall provide written reports notifying the Board of Trustees of the placement of the Securities and cash of the Funds with a particular Sub-Custodian and of any material changes in the Funds' arrangements. The Custodian shall promptly take such steps as may be required to withdraw assets of the Funds from any Sub-Custodian that has ceased to meet the requirements of Rule 17f-5 under the 1940 Act.

         (e) With respect to its responsibilities under this Section 3.3, the Custodian hereby warrants to the Trust that it agrees to exercise reasonable care, prudence and diligence such as a person having responsibility for the safekeeping of property of the Funds. The Custodian further warrants that a Fund's assets will be subject to reasonable care, based on the standards applicable to custodians in the relevant market, if maintained with each Sub-Custodian, after considering all factors relevant to the safekeeping of such assets, including, without limitation: (i) the Sub-Custodian's practices, procedures, and internal controls, for certificated securities (if applicable), the method of keeping custodial records, and the security and data protection practices; (ii) whether the Sub-Custodian has the requisite financial strength to provide reasonable care for Fund assets; (iii) the Sub-Custodian's general reputation and standing and, in the case of a Securities Depository, the Securities Depository's operating history and number of participants; and (iv) whether the Fund will have jurisdiction over and be able to enforce judgments against the Sub-Custodian, such as by virtue of the existence of any offices of the Sub-Custodian in the United States or the Sub-Custodian's consent to service of process in the United States.

         (f) The Custodian shall establish a system to monitor the appropriateness of maintaining the Fund's assets with a particular Sub-Custodian and the contract governing the Funds' arrangements with such Sub-Custodian.

         3.4 Delivery of Assets to Custodian. The Trust shall deliver, or cause to be delivered, to the Custodian all of the Funds' Securities, cash and other assets, including (a) all payments of income, payments of principal and capital distributions received by the Fund with respect to such Securities, cash or other assets owned by the Fund at any time during the period of this Agreement, and (b) all cash received by the Fund for the issuance, at any time during such period, of Shares. The Custodian shall not be responsible for such Securities, cash or other assets until actually received by it.

         3.5 Securities Depositories and Book-Entry Systems. The Custodian may deposit and/or maintain Securities of the Fund in a Securities Depository or in a Book-Entry System, subject to the following provisions:

         (a) Prior to a deposit of Securities of the Funds in any Securities Depository or Book-Entry System, the Trust shall deliver to the Custodian a resolution of the Board Of Trustees, certified by an Officer, authorizing and instructing the Custodian on an on-going basis to deposit in such Securities Depository or Book-Entry System all Securities eligible for deposit therein and to make use of such Securities Depository or Book-Entry System to the extent possible and practical in connection with its performance hereunder, including, without limitation, in connection with settlements of purchases and sales of Securities, loans of Securities, and deliveries and returns of collateral consisting of Securities.

         (b) Securities of the Funds kept in a Book-Entry System or Securities Depository shall be kept in an account ("Depository Account") of the Custodian in such Book-Entry System or Securities Depository which includes only assets held by the Custodian as a fiduciary, custodian or otherwise for customers.

         (c) The records of the Custodian with respect to Securities of the Fund maintained in a Book-Entry System or Securities Depository shall, by book-entry, identify such Securities as belonging to such Fund.

         (d) If Securities purchased by a Fund are to be held in a Book-Entry System or Securities Depository, the Custodian shall pay for such Securities upon (i) receipt of advice from the Book-Entry System or Securities Depository that such Securities have been transferred to the Depository Account, and (ii) the making of an entry on the records of the Custodian to reflect such payment and transfer for the account of such Fund. If Securities sold by a Fund are held in a Book-Entry System or Securities Depository, the Custodian shall transfer such Securities upon (i) receipt of advice from the Book-Entry System or Securities Depository that payment for such Securities has been transferred to the Depository Account, and (ii) the making of an entry on the records of the Custodian to reflect such transfer and payment for the account of such Fund.

         (e) The Custodian shall provide the Trust with copies of any report (obtained by the Custodian from a Book-Entry System or Securities Depository in which Securities of the Fund are kept) on the internal accounting controls and procedures for safeguarding Securities deposited in such Book-Entry System or Securities Depository.

         (f) Anything to the contrary in this Agreement notwithstanding, the Custodian shall be liable to the Trust for any loss or damage to the Fund resulting (i) from the use of a Book-Entry System or Securities Depository by reason of any negligence or willful misconduct on the part of Custodian or any Sub-Custodian appointed pursuant to Section 3.3 above or any of its or their employees, or (ii) from failure of Custodian or any such Sub-Custodian to enforce effectively such rights as it may have against a Book-Entry System or Securities Depository. At its election, the Trust shall be subrogated to the rights of the Custodian with respect to any claim against a Book-Entry System or Securities Depository or any other person from any loss or damage to the Fund arising from the use of such Book-Entry System or Securities Depository, if and to the extent that the Funds has not been made whole for any such loss or damage. 3.6 Disbursement of Moneys from Fund Custody Account. Upon receipt of Proper Instructions, the Custodian shall disburse moneys from the Fund Custody Account but only in the following cases:

         (a) For the purchase of Securities for the Fund but only in accordance with Section 4.1 of this Agreement and only (i) in the case of Securities (other than options on Securities, futures contracts and options on futures contracts), against the delivery to the Custodian (or any Sub-Custodian appointed pursuant to Section 3.3 above) of such Securities registered as provided in Section 3.9 below or in proper form for transfer, or if the purchase of such Securities is effected through a Book-Entry System or Securities Depository, in accordance with the conditions set forth in Section 3.5 above;
                  (ii) in the case of options on Securities, against delivery to the Custodian (or such Sub-Custodian) of such receipts as are required by the customs prevailing among dealers in such options; (iii) in the case of futures contracts and options on futures contracts, against delivery to the Custodian (or such Sub-Custodian) of evidence of title thereto in favor of the Fund or any nominee referred to in Section 3.9 below; and (iv) in the case of repurchase or reverse repurchase agreements entered into between the Trust and a bank which is a member of the Federal Reserve System or between the Trust and a primary dealer in U.S. Government securities, against delivery of the purchased Securities either in certificate form or through an entry crediting the Custodian's account at a Book-Entry System
                  or  Securities   Depository  with  such  Securities;

         (b) In connection with the conversion, exchange or surrender, as set forth in Section 3.7(f) below, of Securities owned by the Fund;

         (c) For the payment of any dividends or capital gain distributions declared by the Fund;

         (d)      In payment of the  redemption  price of Shares as  provided in
                  Section 5.1 below;

         (e) For the payment of any expense or liability incurred by the Fund, including but not limited to the following payments for the account of the Fund: interest; taxes; administration, investment advisory, accounting, auditing, transfer agent, custodian, trustee and legal fees; and other operating expenses of the Fund; in all cases, whether or not such expenses are to be in whole or in part capitalized or treated as deferred expenses;

         (f) For transfer in accordance with the provisions of any agreement among the Trust, the Custodian and a broker-dealer registered under the 1934 Act and a member of the NASD, relating to compliance with rules of The Options Clearing Corporation and of any registered national securities exchange (or of any similar organization or organizations) regarding escrow or other arrangements in connection with transactions by the Fund;

         (g) For transfer in accordance with the provision of any agreement among the Trust, the Custodian, and a futures commission merchant registered under the Commodity Exchange Act, relating to compliance with the rules of the Commodity Futures Trading Commission and/or any contract market (or any similar organization or organizations) regarding account deposits in connection with transactions by the Fund;

         (h) For the funding of any uncertificated time deposit or other interest-bearing account with any banking institution (including the Custodian), which deposit or account has a term of one year or less; and

         (i) For any other proper purpose, but only upon receipt, in addition to Proper Instructions, of a copy of a resolution of the Board Of Trustees, certified by an Officer, specifying the amount and purpose of such payment, declaring such purpose to be a proper corporate purpose, and naming the person or persons to whom such payment is to be made.

         3.7 Delivery of Securities from Fund Custody Account. Upon receipt of Proper Instructions, the Custodian shall release and deliver Securities from the Fund Custody Account but only in the following cases:

         (a) Upon the sale of Securities for the account of the Fund but only against receipt of payment therefor in cash, by certified or cashiers check or bank credit;

         (b) In the case of a sale effected through a Book-Entry System or Securities Depository, in accordance with the provisions of
                  Section 3.5 above;

         (c) To an offeror's depository agent in connection with tender or other similar offers for Securities of the Fund; provided that, in any such case, the cash or other consideration is to be delivered to the Custodian;

         (d) To the issuer thereof or its agent (i) for transfer into the name of the Fund, the Custodian or any Sub-Custodian appointed pursuant to Section 3.3 above, or of any nominee or nominees of any of the foregoing, or (ii) for exchange for a different number of certificates or other evidence representing the same aggregate face amount or number of units; provided that, in any such case, the new Securities are to be delivered to the Custodian;

         (e)      To  the  broker  selling   Securities,   for   examination  in
                  accordance with the "street delivery" custom;

         (f) For exchange or conversion pursuant to any plan or merger, consolidation, recapitalization, reorganization or readjustment of the issuer of such Securities, or pursuant to provisions for conversion contained in such Securities, or pursuant to any deposit agreement, including surrender or receipt of underlying Securities in connection with the issuance or cancellation of depository receipts; provided that, in any such case, the new Securities and cash, if any, are to be delivered to the Custodian;

         (g) Upon receipt of payment therefor pursuant to any repurchase or reverse repurchase agreement entered into by the Fund;

         (h) In the case of warrants, rights or similar Securities, upon the exercise thereof, provided that, in any such case, the new Securities and cash, if any, are to be delivered to the Custodian;

         (i) For delivery in connection with any loans of Securities of the Fund, but only against receipt of such collateral as the Trust shall have specified to the Custodian in Proper Instructions;

         (j) For delivery as security in connection with any borrowings by the Fund requiring a pledge of assets by the Trust, but only against receipt by the Custodian of the amounts borrowed;

         (k)      Pursuant   to   any    authorized    plan   of    liquidation,
                  reorganization, merger, consolidation or recapitalization of the Trust;

         (l) For delivery in accordance with the provisions of any agreement among the Trust, the Custodian and a broker-dealer registered under the 1934 Act and a member of the NASD, relating to compliance with the rules of The Options Clearing Corporation and of any registered national securities exchange (or of any similar organization or organizations) regarding escrow or other arrangements in connection with transactions by the Fund;

         (m) For delivery in accordance with the provisions of any agreement among the Trust, the Custodian, and a futures commission merchant registered under the Commodity Exchange Act, relating to compliance with the rules of the Commodity Futures Trading Commission and/or any contract market (or any similar organization or organizations) regarding account deposits in connection with transactions by the Fund; or

         (n) For any other proper corporate purpose, but only upon receipt, in addition to Proper Instructions, of a copy of a resolution of the Board Of Trustees, certified by an Officer, specifying the Securities to be delivered, setting forth the purpose for which such delivery is to be made, declaring such purpose to be a proper corporate purpose, and naming the person or persons to whom delivery of such Securities shall be made.

         3.8 Actions Not Requiring Proper Instructions. Unless otherwise instructed by the Trust, the Custodian shall with respect to all Securities held for the Fund:

         (a) Subject to Section 7.4 below, collect on a timely basis all income and other payments to which the Fund is entitled either by law or pursuant to custom in the securities business;

         (b) Present for payment and, subject to Section 7.4 below, collect on a timely basis the amount payable upon all Securities which may mature or be called, redeemed, or retired, or otherwise become payable;

         (c) Endorse for collection, in the name of the Fund, checks, drafts and other negotiable instruments;

         (d) Surrender interim receipts or Securities in temporary form for Securities in definitive form;

         (e) Execute, as custodian, any necessary declarations or certificates of ownership under the federal income tax laws or the laws or regulations of any other taxing authority now or hereafter in effect, and prepare and submit reports to the Internal Revenue Service ("IRS") and to the Trust at such time, in such manner and containing such information as is prescribed by the IRS;

         (f) Hold for the Fund, either directly or, with respect to Securities held therein, through a Book-Entry System or Securities Depository, all rights and similar securities issued with respect to Securities of the Fund; and

         (g) In general, and except as otherwise directed in Proper Instructions, attend to all non-discretionary details in connection with the sale, exchange, substitution, purchase, transfer and other dealings with Securities and assets of the Fund.

         3.9 Registration and Transfer of Securities. All Securities held for a Fund that are issued or issuable only in bearer form shall be held by the Custodian in that form, provided that any such Securities shall be held in a Book-Entry System if eligible therefor. All other Securities held for the Fund may be registered in the name of such Fund, the Custodian, or any Sub-Custodian appointed pursuant to Section 3.3 above, or in the name of any nominee of any of them, or in the name of a Book-Entry System, Securities Depository or any nominee of either thereof. The Trust shall furnish to the Custodian appropriate instruments to enable the Custodian to hold or deliver in proper form for transfer, or to register in the name of any of the nominees hereinabove referred to or in the name of a Book-Entry System or Securities Depository, any Securities registered in the name of a Fund.

         3.10     Records.

         (a) The Custodian shall maintain, by Fund, complete and accurate records with respect to Securities, cash or other property held for the Fund, including (i) journals or other records of original entry containing an itemized daily record in detail of all receipts and deliveries of Securities and all receipts and disbursements of cash; (ii) ledgers (or other records) reflecting (A) Securities in transfer, (B) Securities in physical possession, (C) monies and Securities borrowed and monies and Securities loaned (together with a record of the collateral therefor and substitutions of such collateral), (D) dividends and interest received, and (E) dividends receivable and interest receivable; and (iii) canceled checks and bank records related thereto. The Custodian shall keep such other books and records of the Funds as the Trust shall reasonably request, or as may be required by the 1940 Act, including, but not limited to, Section 31 of the 1940 Act and Rule 31a-2 promulgated thereunder.

         (b)      All such books and records  maintained by the Custodian  shall
                  (i) be maintained in a form acceptable to the Trust and in compliance with rules and regulations of the Securities and Exchange Commission, (ii) be the property of the Trust and at all times during the regular business hours of the Custodian be made available upon request for inspection by duly authorized officers, employees or agents of the Trust and employees or agents of the Securities and Exchange Commission, and (iii) if required to be maintained by Rule 31a-1 under the 1940 Act, be preserved for the periods prescribed in Rule 31a-2 under the 1940 Act.

         3.11 Fund Reports by Custodian. The Custodian shall furnish the Trust with a daily activity statement and a summary of all transfers to or from each Fund Custody Account on the day following such transfers. At least monthly and from time to time, the Custodian shall furnish the Trust with a detailed statement of the Securities and moneys held by the Custodian and the Sub-Custodians for the Fund under this Agreement.

         3.12 Other Reports by Custodian. The Custodian shall provide the Trust with such reports, as the Trust may reasonably request from time to time, on the internal accounting controls and procedures for safeguarding Securities, which are employed by the Custodian or any Sub-Custodian appointed pursuant to Section
3.3 above.

         3.13 Proxies and Other Materials. The Custodian shall cause all proxies relating to Securities which are not registered in the name of the Fund, to be promptly executed by the registered holder of such Securities, without indication of the manner in which such proxies are to be voted, and shall promptly deliver to the Trust such proxies, all proxy soliciting materials and all notices relating to such Securities.

         3.14 Information on Corporate Actions. The Custodian shall promptly deliver to the Trust all information received by the Custodian and pertaining to Securities being held by the Fund with respect to optional tender or exchange offers, calls for redemption or purchase, or expiration of rights as described in the Standards of Service Guide attached as Appendix B. If the Trust desires to take action with respect to any tender offer, exchange offer or other similar transaction, the Trust shall notify the Custodian at least five Business Days prior to the date on which the Custodian is to take such action. The Trust will provide or cause to be provided to the Custodian all relevant information for any Security which has unique put/option provisions at least five Business Days prior to the beginning date of the tender period.

                                   ARTICLE IV
                  PURCHASE AND SALE OF INVESTMENTS OF THE FUND
         4.1 Purchase of Securities. Promptly upon each purchase of Securities for the Fund, Written Instructions shall be delivered to the Custodian, specifying (a) the name of the issuer or writer of such Securities, and the title or other description thereof, (b) the number of shares, principal amount (and accrued interest, if any) or other units purchased, (c) the date of purchase and settlement, (d) the purchase price per unit, (e) the total amount payable upon such purchase, and (f) the name of the person to whom such amount is payable. The Custodian shall upon receipt of such Securities purchased by such Fund pay out of the moneys held for the account of a Fund the total amount specified in such Written Instructions to the person named therein. The Custodian shall not be under any obligation to pay out moneys to cover the cost of a purchase of Securities for the Fund, if in the Fund Custody Account there is insufficient cash available to the Fund for which such purchase was made.

         4.2 Liability for Payment in Advance of Receipt of Securities Purchased. In any and every case where payment for the purchase of Securities for a Fund is made by the Custodian in advance of receipt of the Securities purchased but in the absence of specified Written Instructions to so pay in advance, the Custodian shall be liable to the Fund for such Securities to the same extent as if the Securities had been received by the Custodian.

         4.3 Sale of Securities. Promptly upon each sale of Securities by a Fund, Written Instructions shall be delivered to the Custodian, specifying (a) the name of the issuer or writer of such Securities, and the title or other description thereof, (b) the number of shares, principal amount (and accrued interest, if any), or other units sold, (c) the date of sale and settlement, (d) the sale price per unit, (e) the total amount payable upon such sale, and (f) the person to whom such Securities are to be delivered. Upon receipt of the total amount payable to the Fund as specified in such Written Instructions, the Custodian shall deliver such Securities to the person specified in such Written Instructions. Subject to the foregoing, the Custodian may accept payment in such form as shall be satisfactory to it, and may deliver Securities and arrange for payment in accordance with the customs prevailing among dealers in Securities.

         4.4 Delivery of Securities Sold. Notwithstanding Section 4.3 above or any other provision of this Agreement, the Custodian, when instructed to deliver Securities against payment, shall be entitled, if in accordance with generally accepted market practice, to deliver such Securities prior to actual receipt of final payment therefor. In any such case, the Fund shall bear the risk that final payment for such Securities may not be made or that such Securities may be returned or otherwise held or disposed of by or through the person to whom they were delivered, and the Custodian shall have no liability for any for the foregoing.

         4.5 Payment for Securities Sold, etc. In its sole discretion and from time to time, the Custodian may credit the Fund Custody Account, prior to actual receipt of final payment thereof, with (i) proceeds from the sale of Securities which it has been instructed to deliver against payment, (ii) proceeds from the redemption of Securities or other assets of the Fund, and (iii) income from cash, Securities or other assets of the Fund. Any such credit shall be conditional upon actual receipt by Custodian of final payment and may be reversed if final payment is not actually received in full. The Custodian may, in its sole discretion and from time to time, permit the Fund to use funds so credited to the Fund Custody Account in anticipation of actual receipt of final payment. Any such funds shall be repayable immediately upon demand made by the Custodian at any time prior to the actual receipt of all final payments in anticipation of which funds were credited to the Fund Custody Account.

         4.6 Advances by Custodian for Settlement. The Custodian may, in its sole discretion and from time to time, advance funds to the Trust to facilitate the settlement of a Fund's transactions in the Fund Custody Account. Any such advance shall be repayable immediately upon demand made by Custodian.

                                    ARTICLE V
                            REDEMPTION OF FUND SHARES
         5.1 Transfer of Funds. From such funds as may be available for the purpose in the relevant Fund Custody Account, and upon receipt of Proper Instructions specifying that the funds are required to redeem Shares of the Fund, the Custodian shall wire each amount specified in such Proper Instructions to or through such bank as the Trust may designate with respect to such amount in such Proper Instructions.

         5.2 No Duty Regarding Paying Banks. The Custodian shall not be under any obligation to effect payment or distribution by any bank designated in Proper Instructions given pursuant to Section 5.1 above of any amount paid by the Custodian to such bank in accordance with such Proper Instructions.

                                   ARTICLE VI
                               SEGREGATED ACCOUNTS
         Upon receipt of Proper Instructions, the Custodian shall establish and maintain a segregated account or accounts for and on behalf of the Fund, into which account or accounts may be transferred cash and/or Securities, including Securities maintained in a Depository Account,

         (a) in accordance with the provisions of any agreement among the Trust, the Custodian and a broker-dealer registered under the 1934 Act and a member of the NASD (or any futures commission merchant registered under the Commodity Exchange Act), relating to compliance with the rules of The Options Clearing Trust and of any registered national securities exchange (or the Commodity Futures Trading Commission or any registered contract market), or of any similar organization or organizations, regarding escrow or other arrangements in connection with transactions by the Fund,

         (b) for purposes of segregating cash or Securities in connection with securities options purchased or written by the Fund or in connection with financial futures contracts (or options thereon) purchased or sold by the Fund,

         (c) which constitute collateral for loans of Securities made by the Fund,

         (d) for purposes of compliance by the Fund with requirements under the 1940 Act for the maintenance of segregated accounts by registered investment companies in connection with reverse repurchase agreements and when-issued, delayed delivery and firm commitment transactions, and

         (e) for other proper corporate purposes, but only upon receipt of, in addition to Proper Instructions, a certified copy of a resolution of the Board Of Trustees, certified by an Officer, setting forth the purpose or purposes of such segregated account and declaring such purposes to be proper corporate purposes.

         Each segregated account established under this Article VI shall be established and maintained for a single Fund only. All Proper Instructions relating to a segregated account shall specify the Fund involved.

                                   ARTICLE VII
                            CONCERNING THE CUSTODIAN
         7.1 Standard of Care. The Custodian shall be held to the exercise of reasonable care in carrying out its obligations under this Agreement, and shall be without liability to the Trust or any Fund for any loss, damage, cost, expense (including attorneys' fees and disbursements), liability or claim unless such loss, damage, cost, expense, liability or claim arises from negligence, bad faith or willful misconduct on its part or on the part of any Sub-Custodian appointed pursuant to Section 3.3 above. The Custodian shall be entitled to rely on and may act upon advice of counsel on all matters, and shall be without liability for any action reasonably taken or omitted pursuant to such advice. The Custodian shall promptly notify the Trust of any action taken or omitted by the Custodian pursuant to advice of counsel. The Custodian shall not be under any obligation at any time to ascertain whether the Trust or the Fund is in compliance with the 1940 Act, the regulations thereunder, the provisions of the Trust's charter documents or by-laws, or its investment objectives and policies as then in effect.

         7.2 Actual Collection Required. The Custodian shall not be liable for, or considered to be the custodian of, any cash belonging to a Fund or any money represented by a check, draft or other instrument for the payment of money, until the Custodian or its agents actually receive such cash or collect on such instrument.

         7.3 No Responsibility for Title, etc. So long as and to the extent that it is in the exercise of reasonable care, the Custodian shall not be responsible for the title, validity or genuineness of any property or evidence of title thereto received or delivered by it pursuant to this Agreement.

         7.4 Limitation on Duty to Collect. Custodian shall not be required to enforce collection, by legal means or otherwise, of any money or property due and payable with respect to Securitiesheld for the Fund if such Securities are in default or payment is not made after due demand or presentation.

         7.5 Reliance Upon Documents and Instructions. The Custodian shall be entitled to rely upon any certificate, notice or other instrument in writing received by it and reasonably believed by it to be genuine. The Custodian shall be entitled to rely upon any Oral Instructions and any Written Instructions actually received by it pursuant to this Agreement.

         7.6 Express Duties Only. The Custodian shall have no duties or obligations whatsoever except such duties and obligations as are specifically set forth in this Agreement, and no covenant or obligation shall be implied in this Agreement against the Custodian.

         7.7 Co-operation. The Custodian shall cooperate with and supply necessary information to the entity or entities appointed by the Trust to keep the books of account of the Funds and/or compute the value of the assets of the Funds. The Custodian shall take all such reasonable actions as the Trust may from time to time request to enable the Trust to obtain, from year to year, favorable opinions from the Trust's independent accountants with respect to the Custodian's activities hereunder in connection with (a) the preparation of the Trust's reports on Form N-1A and Form N-SAR and any other reports required by the Securities and Exchange Commission, and (b) the fulfillment by the Trust of any other requirements of the Securities and Exchange Commission.

         ARTICLE VIII INDEMNIFICATION 8.1 Indemnification by Trust. The Trust shall indemnify and hold harmless the Custodian and any Sub-Custodian appointed pursuant to Section 3.3 above, and any nominee of the Custodian or of such Sub-Custodian, from and against any loss, damage, cost, expense (including attorneys' fees and disbursements), liability (including, without limitation, liability arising under the Securities Act of 1933, the 1934 Act, the 1940 Act, and any state or foreign securities and/or banking laws) or claim arising directly or indirectly (a) from the fact that Securities are registered in the name of any such nominee, or (b) from any action or inaction by the Custodian or such Sub-Custodian (i) at the request or direction of or in reliance on the advice of the Trust, or (ii) upon Proper Instructions, or (c) generally, from the performance of its obligations under this Agreement or any sub-custody agreement with a Sub-Custodian appointed pursuant to Section 3.3 above, provided that neither the Custodian nor any such Sub-Custodian shall be indemnified and held harmless from and against any such loss, damage, cost, expense, liability or claim arising from the Custodian's or such Sub-Custodian's negligence, bad faith or willful misconduct.

         8.2 Indemnification by Custodian. The Custodian shall indemnify and hold harmless the Trust from and against any loss, damage, cost, expense (including attorneys' fees and disbursements), liability (including without limitation, liability arising under the Securities Act of 1933, the 1934 Act, the 1940 Act, and any state or foreign securities and/or banking laws) or claim arising from the negligence, bad faith or willful misconduct of the Custodian or any Sub-Custodian appointed pursuant to Section 3.3 above, or any nominee of the Custodian or of such Sub-Custodian.

         8.3 Indemnity to be Provided. If the Trust requests the Custodian to take any action with respect to Securities, which may, in the opinion of the Custodian, result in the Custodian or its nominee becoming liable for the payment of money or incurring liability of some other form, the Custodian shall not be required to take such action until the Trust shall have provided indemnity therefor to the Custodian in an amount and form satisfactory to the Custodian.

         8.4 Security. If the Custodian advances cash or Securities to the Fund for any purpose, either at the Trust's request or as otherwise contemplated in this Agreement, or in the event that the Custodian or its nominee incurs, in connection with its performance under this Agreement, any loss, damage, cost, expense (including attorneys' fees and disbursements), liability or claim
(except such as may arise from its or its nominee's negligence, bad faith or willful misconduct), then, in any such event, any property at any time held for the account of such Fund shall be security therefor, and should the Fund fail promptly to repay or indemnify the Custodian, the Custodian shall be entitled to utilize available cash of such Fund and to dispose of other assets of such Fund to the extent necessary to obtain reimbursement or indemnification.

                                   ARTICLE IX
                                  FORCE MAJEURE
         Neither the Custodian nor the Trust shall be liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control, including, without limitation, acts of God; earthquakes; fires; floods; wars; civil or military disturbances; sabotage; strikes; epidemics; riots; power failures; computer failure and any such circumstances beyond its reasonable control as may cause interruption, loss or malfunction of utility, transportation, computer (hardware or software) or telephone communication service; accidents; labor disputes; acts of civil or military authority; governmental actions; or inability to obtain labor, material, equipment or transportation; provided, however, that the Custodian in the event of a failure or delay (i) shall not discriminate against the Funds in favor of any other customer of the Custodian in making computer time and personnel available to input or process the transactions contemplated by this Agreement and (ii) shall use its best efforts to ameliorate the effects of any such failure or delay.

                                    ARTICLE X
                          EFFECTIVE PERIOD; TERMINATION
         10.1 Effective Period. This Agreement shall become effective as of its execution and shall continue in full force and effect until terminated as hereinafter provided.

         10.2 Termination. Either party hereto may terminate this Agreement by giving to the other party a notice in writing specifying the date of such termination, which shall be not less than sixty (60) days after the date of the giving of such notice. If a successor custodian shall have been appointed by the Board Of Trustees, the Custodian shall, upon receipt of a notice of acceptance by the successor custodian, on such specified date of termination (a) deliver directly to the successor custodian all Securities (other than Securities held in a Book-Entry System or Securities Depository) and cash then owned by the Fund and held by the Custodian as custodian, and (b) transfer any Securities held in a Book-Entry System or Securities Depository to an account of or for the benefit of the Funds at the successor custodian, provided that the Trust shall have paid to the Custodian all fees, expenses and other amounts to the payment or reimbursement of which it shall then be entitled. Upon such delivery and transfer, the Custodian shall be relieved of all obligations under this Agreement. The Trust may at any time immediately terminate this Agreement in the event of the appointment of a conservator or receiver for the Custodian by regulatory authorities or upon the happening of a like event at the direction of an appropriate regulatory agency or court of competent jurisdiction.

         10.3 Failure to Appoint Successor Custodian. If a successor custodian is not designated by the Trust on or before the date of termination specified pursuant to Section 10.1 above, then the Custodian shall have the right to deliver to a bank or corporation company of its own selection, which (a) is a "bank" as defined in the 1940 Act and (b) has aggregate capital, surplus and undivided profits as shown on its then most recent published report of not less than $25 million, all Securities, cash and other property held by Custodian under this Agreement and to transfer to an account of or for the Funds at such bank or trust company all Securities of the Funds held in a Book-Entry System or Securities Depository. Upon such delivery and transfer, such bank or trust company shall be the successor custodian under this Agreement and the Custodian shall be relieved of all obligations under this Agreement.

                                   ARTICLE XI
                            COMPENSATION OF CUSTODIAN
         The Custodian shall be entitled to compensation as agreed upon from time to time by the Trust and the Custodian. The fees and other charges in effect on the date hereof and applicable to the Fund are set forth in Appendix C attached hereto.

                                   ARTICLE XII
                             LIMITATION OF LIABILITY
         It is expressly agreed that the obligations of the Trust hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but shall bind only the property of the Trust as provided in the Trust's Agreement and Articles of Incorporation, as from time to time amended. The execution and delivery of this Agreement have been authorized by the Trustees, and this Agreement has been signed and delivered by an authorized officer of the Trust, acting as such, and neither such authorization by the Trustees nor such execution and delivery by such officer shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the corporation property of the Trust as provided in the above-mentioned Agreement and Articles of Incorporation.

                                  ARTICLE XIII
                                     NOTICES
         Unless otherwise specified herein, all demands, notices, instructions, and other communications to be given hereunder shall be in writing and shall be sent or delivered to the recipient at the address set forth after its name hereinbelow: To the Trust:

MAXFUND TRUST
The Tower of Erieview
36th Floor
1301 E. Ninth Street
Cleveland, Ohio  44114
Telephone: (216)687-1000
Facsimile:  (216)687-1009

To Custodian:

Star Bank, N.A.
425 Walnut Street, M.L. 6118
Cincinnati, Ohio   45202
Attention:  Mutual Fund Custody Services
Telephone:  (513)  632-2608
Facsimile:  (513)  632-3299

or at such other address as either party shall have provided to the other by notice given in accordance with this Article XIII. Writing shall include transmissions by or through teletype, facsimile, central processing unit connection, on-line terminal and magnetic tape.

                                   ARTICLE XIV
                                  MISCELLANEOUS
         14.1 Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Ohio.

         14.2 References to Custodian. The Trust shall not circulate any printed matter which contains any reference to Custodian without the prior written approval of Custodian, excepting printed matter contained in the prospectus or statement of additional information for the Fund and such other printed matter as merely identifies Custodian as custodian for the Fund. The Trust shall submit printed matter requiring approval to Custodian in draft form, allowing sufficient time for review by Custodian and its counsel prior to any deadline for printing.

         14.3 No Waiver. No failure by either party hereto to exercise, and no delay by such party in exercising, any right hereunder shall operate as a waiver thereof. The exercise by either party hereto of any right hereunder shall not preclude the exercise of any other right, and the remedies provided herein are cumulative and not exclusive of any remedies provided at law or in equity.

         14.4 Amendments. This Agreement cannot be changed orally and no amendment to this Agreement shall be effective unless evidenced by an instrument in writing executed by the parties hereto.

         14.5 Counterparts. This Agreement may be executed in one or more counterparts, and by the parties hereto on separate counterparts, each of which shall be deemed an original but all of which together shall constitute but one and the same instrument.

         14.6 Severability. If any provision of this Agreement shall be invalid, illegal or unenforceable in any respect under any applicable law, the validity, legality and enforceability of the remaining provisions shall not be affected or impaired thereby.

         14.7 Successors and Assigns. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by either party hereto without the written consent of the other party hereto.

         14.8 Headings. The headings of sections in this Agreement are for convenience of reference only and shall not affect the meaning or construction of any provision of this Agreement.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed and delivered in its name and on its behalf by its representatives thereunto duly authorized, all as of the day and year first above written.

ATTEST:                                                 MAXFUND TRUST



/s/ Robert W. Curtin                                    By:/s/ Richard A. Barone
                                                               Richard A. Barone


ATTEST:                                                        STAR BANK, N.A.



/s/ Lynette C. Gibson                                   By:/s/ Marsha A. Croxton
                                                           Senior Vice President

                                   APPENDIX A



                         Authorized Persons            Specimen Signature
                         ------------------            --------------------

Chairman:                Richard A. Barone             /s/ Richard A. Barone

President:               Richard A. Barone             /s/ Richard A. Barone

Secretary:               Robert W. Curtin              /s/ Robert W. Curtin

Vice President:          Robert J. Conrad              /s/ Robert J. Conrad


Adviser Employees:       Michele R. Fogarty            /s/ Michele R. Fogarty



Transfer Agent/Fund
Accountant Employees:    Gregory B. Getts              /s/ Gregory B. Getts

                         Justine Marquit               /s/ Justine Marquit

                                   APPENDIX B


                                 Star Bank, N.A.
                           Standards of Service Guide



         Star Bank, N.A. is committed to providing superior quality service to all customers and their agents at all times. We have compiled this guide as a tool for our clients to determine our standards for the processing of security settlements, payment collection, and capital change transactions. Deadlines recited in this guide represent the times required for Star Bank to guarantee processing. Failure to meet these deadlines will result in settlement at our client's risk. In all cases, Star Bank will make every effort to compete all processing on a timely basis.

         Star Bank is a direct participant of the Depository Trust Company, a direct member of the Federal Reserve Bank of Cleveland, and utilizes the Bankers Trust Company as its agent for ineligible and foreign securities.

         For corporate reorganizations, Star Bank utilizes SEI's Reorg Source, Financial Information, Inc., XCITEK, DTC Important Notices, and the Wall Street Journal.

         For bond calls and mandatory puts, Star Bank utilizes SEI's Bond Source, Kenny Information Systems, Standard & Poor's Corporation, and DTC Important Notices. Star Bank will not notify clients of optional put opportunities.

         Any securities delivered free to Star Bank or its agents must be received three (3) business days prior to any payment or settlement in order for the Star Bank standards of service to apply.

         Should you have any questions regarding the information contained in this guide, please feel free to contact your account representative.


                           The information contained in this Standards of Service Guide is subject to change. Should any changes be made Star Bank will provide you with an updated copy of its Standards of Service Guide.

                     Star Bank Security Settlement Standards


Transaction Type                             Instructions on Deadlines*            Delivery Instructions
--------------------------------------       ----------------------------          ---------------------
DTC                                          1:30 P.M. on Settlement Date          DTC Participant #2219
                                                                                       Agent Bank ID 27895
                                                                                       Institutional #_______________
                                                                                       For Account #_______________

Federal Reserve Book Entry                   12:30 P.M. on Settlement Date         Federal Reserve Bank of Cinti/Trust
                                                                                       for Star Bank, N.A.  ABA# 042000013
                                                                                       For Account #_______________

Federal Reserve Book Entry (Repurchase       1:00 P.M. on Settlement Date          Federal Reserve Bank of Cinti/Spec
Agreement Collateral Only)                                                             for Star Bank, N.A.  ABA# 042000013
                                                                                       For Account #_______________

PTC Securities                               12:00 P.M. on Settlement Date         PTC For Account BTRST/CUST
(GNMA Book Entry)                                                                      Sub Account: Star Bank, N.A. #090334

Physical Securities                          9:30 A.M. EST on Settlement Date      Bankers Trust Company
                                             (for Deliveries, by 4:00 P.M.         16 Wall Street 4th Floor, Window 43
                                             on Settlement Date minus 1)           for Star Bank Account #090334

CEDEL/EURO-CLEAR                             11:00 A.M. on Settlement Date         Euroclear Via Cedel Bridge
                                             minus 2                               In favor of Bankers Trust Comp
                                                                                       Cedel 5335
                                                                                       For Star Bank Account #501526354

Cash Wire Transfer                           3:00 P.M.                             Star Bank, N.A. Cinti/Trust ABA# 042000013
                                                                                       Credit Account #9901877
                                                                                       Further Credit to _______________
                                                                                       Account #_______________

* All times listed are Eastern Standard Time.

                           Star Bank Payment Standards

--------------------------------------------------------------------------------
Security Type                         Income                    Principal
--------------------------------------------------------------------------------

Equities                              Payable Date
Municipal Bonds*                      Payable Date              Payable Date
Corporate Bonds*                      Payable Date              Payable Date
Federal Reserve Bank Book Entry*      Payable Date              Payable Date
PTC GNMA's (P&I)                      Payable Date + 1          Payable Date + 1
CMO's*
   DTC                                Payable Date + 1          Payable Date + 1
   Bankers Trust                      Payable Date + 1          Payable Date + 1
SBA Loan Certificates                 When Received             When Received
Unit Investment Trust Certificates*   Payable Date              Payable Date
Certificates of Deposit*              Payable Date              Payable Date
Limited Partnerships                  When Received             When Received
Foreign Securities                    When Received             When Received
*Variable Rate Securities
     Federal Reserve Bank Book Entry  Payable Date              Payable Date
     DTC                              Payable Date + 1          Payable Date + 1
     Bankers Trust                    Payable Date + 1          Payable Date + 1


NOTE: If a payable date falls on a weekend or bank holiday, payment will be made on the immediately following business day.

                  Star Bank Corporate Reorganization Standards

------------------------------------------------------------------------------------------------------------------------------------
Type of Action                    Notification to Client                Deadline for Client Instructions         Transaction Posting
------------------------------------------------------------------------------------------------------------------------------------

Rights, Warrants, and Optional    Later of 10 business days prior to    5 business days prior to expiration          Upon receipt
Mergers                           expiration or receipt of notice

Mandatory Puts with Option to     Later of 10 business days prior to    5 business days prior to expiration          Upon receipt
Retain                            expiration or receipt of notice

Class Actions                     10 business days prior to             5 business days prior to expiration          Upon receipt
                                  expiration date

Voluntary Tenders, Exchanges,     Later of 10 business days prior to    5 business days prior to expiration          Upon receipt
and Conversions                   expiration or receipt of notice

Mandatory Puts, Defaults,         At posting of funds or securities     None                                         Upon receipt
Liquidations, Bankruptcies,       received
Stock Splits, Mandatory
Exchanges

Full and Partial Calls            Later of 10 business days prior to    None                                         Upon receipt
                                  expiration or receipt of notice


NOTE: Fractional shares/par amounts resulting from any of the above will be sold

                                   APPENDIX C

                                 Star Bank, N.A.
                          Domestic Custody Fee Schedule
Star Bank, N.A., as Custodian, will receive monthly compensation for services according to the terms of the following Schedule:

I.       Portfolio Transaction Fees:


(a)      For each repurchase agreement trade not
         executed by Star Bank, N.A.                                       $7.00

(b)      For each portfolio transaction processed
         through DTC or Federal Reserve                                    $9.00

(c)      For each portfolio transaction processed
         through our New York custodian                                   $25.00

(d)      For each GNMA/Amortized Security                                 $16.00
         Purchase

(e)      For each GNMA Prin/Int Paydown,                                   $8.00
         GNMA Sales

(f)      For each option/future contract written,
         exercised or expired                                             $40.00

(g)      For each Cedel/Euroclear Transaction                             $80.00

(h)      For each Disbursement (Fund expenses                              $5.00
         only)

A transaction is a purchase/sale of a security, free receipt/free delivery (excludes initial conversion), maturity, tender or exchange:

II.      Market Value Fee (Collective for all funds)
         Based upon an annual rate of:                            Million
         .0004 (4 Basis Points) on First                          $10
         .0003 (3 Basis Points) on First                          $20
         .0002 (2 Basis Points) on Next                           $20
         .00015 (1.5 Basis Points) on                         Balance

III.     Monthly Minimum Fee-Per Fund

IV.      Out-of-Pocket Expenses

         The only out-of-pocket expenses charged to your account will be shipping fees or transfer fees.

V.       Earnings Credits

         On a monthly basis any earnings credits generated from uninvested custody balances will be applied against any cash management service fees generated. Earnings credits are based on a Cost of Funds Tiered Earnings Credit Rate.

                                 Star Bank, N.A.
                             Management Fee Schedule



Business Checking Fees                    Unit Cost          Monthly Cost
----------------------                    ---------          ------------
D.D.A. Account Maintenance                                      $14.00
Deposits                                      .399
Deposited Items                               .109
Checks Paid                                   .159
Deposited Items Returned                     6.00
International Returned Items                10.00
NSF Returned Check                          25.00
Stop Payments                               22.00
Cash Management Fees
--------------------
Balance Reporting - P.C. Access                                  50.00 1st Acct.
                                                                 35.00 each add
ACH Transaction                               .095
ACH Maintenance                                                  40.00
ACH Additions, Deletions, Changes            3.50
Issued Items                                  .015
Deposited Items Returned                     6.00
International Items Returned                10.00
NSF Returned Checks                         25.00
Stop Payments                               22.00
Data Transmission per account                                   110.00
Data Capture*                                 .10
Wires Incoming
         Domestic:                          10.00
         International:                     10.00

Business Checking Fees                    Unit Cost          Monthly Cost
----------------------                    ---------          ------------
Wires Outgoing
         Domestic:
                  Repetitive                12.00
                  Non Repetitive            13.00
         International:
                  Repetitive                35.00
                  Non Repetitive            40.00
PC - Initiated Wires
         Domestic:
                  Repetitive                 9.00
                  Non Repetitive             9.00
         International:
                  Repetitive                25.00
                  Non Repetitive            25.00

Uncollected Charge

Star Bank assesses a penalty of prime rate plus 4% on any combined relationship with average uncollected balances for the month.

                                  Exhibit 9(a)

                            ADMINISTRATION AGREEMENT


         THIS AGREEMENT is made and entered into this 12th day of January, 1998, by and between MaxFund Trust, an Ohio business trust (the "Fund"), and Maxus Information Systems, Inc., an Ohio corporation ("MIS").

                                    RECITALS:

         A. The Fund is a diversified, open-end management investment company registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"); and

         B. The Fund desires to appoint MIS as its transfer agent and dividend disbursing and redemption agent, and MIS desires to accept such appointment.

                                   AGREEMENTS:

         NOW, THEREFORE, in consideration of the mutual covenants herein contained, the parties hereby agree as follows:

1.       DUTIES OF MIS.

         1.01 Subject to the terms and conditions set forth in this Agreement, the Fund hereby employs and appoints MIS to act, and MIS agrees to act, as transfer agent for the Fund's authorized and issued shares of beneficial interest of each class of each portfolio of the Fund (the "Shares), and as dividend disbursing and redemption agent for the Fund.

         1.02     MIS agrees that it will perform the following services:

                  (a) In accordance with procedures established from time to time by agreement between the Fund and MIS, MIS shall:

                        (i) Receive for  acceptance,  orders for the purchase of
                  Shares, and promptly deliver payment and appropriate documentation therefore to the Custodian of the Fund authorized by the Board of Directors of the Fund (the "Custodian");

                       (ii) Pursuant to purchase  orders,  issue the appropriate
                  number of Shares and hold such Shares in the appropriate Shareholder account;

                      (iii)  Receive  for  acceptance  redemption  requests  and
                  redemption    directions    and   deliver   the    appropriate
                  documentation therefore to the Custodian;

                       (iv) At the appropriate time as and when it receives monies paid to it by the Custodian with respect to any redemption, pay over or cause to be paid over in the appropriate manner such monies as instructed by the redeeming Shareholders;

                      (v) Effect  transfers of Shares by the  registered  owners thereof upon receipt of appropriate instructions;

                      (vi) Prepare and transmit payments for dividends and distributions declared by the Fund;

                      (vii) Maintain  records of account for and advise the Fund and its Shareholders as to the foregoing; and

                     (viii) Record the issuance of shares of the Fund and maintain pursuant to SEC Rule 17Ad-10(e) a record of the total number of shares of the Fund which are authorized, based upon data provided to it by the Fund, and issued and outstanding. MIS shall also provide the Fund on a regular basis with the total number of shares which are authorized and issued and outstanding and shall have no obligation, when recording the issuance of shares, to monitor the issuance of such shares or to take cognizance of any laws relating to the issue or sale of such shares, which functions shall be the sole responsibility of the Fund.

                  (b) In addition, MIS shall perform all of the customary services of a transfer agent, dividend disbursing and redemption agent, including but not limited to: maintaining all Shareholder accounts, preparing Shareholder meeting lists, mailing proxies, receiving and tabulating proxies, mailing Shareholder reports and prospectuses to current Shareholders, withholding taxes on U.S. resident and non-resident alien accounts, preparing and filing U.S. Treasury Department Forms 1099 and other appropriate forms required with respect to dividends and distributions by federal authorities for all Shareholders, preparing and mailing confirmation forms and statements of account to Shareholders for all purchases and redemptions of Shares and other confirmable transactions in Shareholder accounts, preparing and mailing activity statements for Shareholders, and providing Shareholder account information and provide a system and reports which will enable the Fund to monitor the total number of Shares sold in each State.

         Procedures applicable to certain of these services may be established from time to time by agreement between the Fund and MIS.

2.       FEES AND EXPENSES

         2.01 In consideration of the services to be performed by MIS pursuant to this Agreement, the Fund agrees to pay MIS the fees set forth in the fee schedule attached hereto as Exhibit "A".

         2.02 In addition to the fee paid under Section 2.01 above, the Fund agrees to reimburse MIS for out-of-pocket expenses or advances incurred by MIS in connection with the performance of its obligations under this Agreement. In addition, any other expenses incurred by MIS at the request or with the consent of the Fund will be reimbursed by the Fund.

         2.03 The Fund agrees to pay all fees and reimbursable expenses within five days following the receipt of the respective billing notice. Postage for mailing of dividends, proxies, Fund reports and other mailings to all shareholder accounts shall be advanced to MIS by the Fund at least seven days prior to the mailing date of such materials.

3.       REPRESENTATIONS AND WARRANTIES OF MIS

         MIS represents and warrants to the Fund that:

         3.01 It is a corporation duly organized and existing and in good standing under the laws of the State of Ohio.

         3.02 It is duly qualified to carry on its business in the State of Ohio.

         3.03 It is empowered under applicable laws and by its charter and by-laws to enter into and perform this Agreement.

         3.04 All requisite corporate proceedings have been taken to authorize it to enter into and perform this Agreement.

         3.05 It has and will continue to have access to the necessary facilities, equipment and personnel to perform its duties and obligations under this Agreement.

         3.06 MIS is duly registered as a transfer agent under the Securities Act of 1934 and shall continue to be registered throughout the remainder of this Agreement.

4.       REPRESENTATIONS AND WARRANTIES OF The Fund

         The Fund represents and warrants to MIS that:

         4.01 It is a business trust duly organized and existing and in good standing under the laws of Ohio.

         4.02 It is empowered under applicable laws and by its Declaration of Trust and By-Laws to enter into and perform this Agreement.

         4.03 All corporate proceedings required by said Declaration of Trust and By-Laws have been taken to authorize it to enter into and perform this Agreement.

         4.04 It is an open-end and diversified management investment company registered under the 1940 Act.

         4.05 A registration statement under the Securities Act of 1933 is currently or will become effective and will remain effective, and appropriate state securities law filings as required, have been or will be made and will continue to be made, with respect to all Shares of the Fund being offered for sale.

5.       INDEMNIFICATION

         5.01 MIS shall not be responsible for, and the Fund shall indemnify and hold MIS harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to:

                  (a) All actions of MIS or its agents or subcontractors required to be taken pursuant to this Agreement, provided that such actions are taken in good faith and without gross negligence or willful misconduct.

                  (b) The Fund's refusal or failure to comply with the terms of this Agreement, or which arise out of the Fund's lack good faith, gross negligence or willful misconduct or which arise out of the breach of any representation or warranty of the Fund hereunder.

                  (c)  The   reliance  on  or  use  by  MIS  or  its  agents  or
         subcontractors of information, records and documents which (i) are received by MIS or its agents or subcontractors and furnished to it by or on behalf of the Fund, and (ii) have been prepared and/or maintained by the Fund or any other person or firm on behalf of the Fund.

                  (d) The reliance on, or the carrying out by MIS or its agents or subcontractors of, any instructions or requests of the Fund.

                  (e) The offer or sale of Shares in violation of any requirement under the federal securities laws or regulations or the securities laws or regulations of any state that such Shares be registered in such state or in violation of any stop order or other determination or ruling by any federal agency or any state with respect to the offer or sale of such Shares in such state.

         5.02 MIS shall indemnify and hold the Fund harmless from and against any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to any action or failure or omission to act by MIS as a result of MIS's lack of good faith, gross negligence or willful misconduct.

         5.03 At any time MIS may apply to any officer of the Fund for instructions, and may consult with legal counsel with respect to any matter arising in connection with the services to be performed by MIS under this Agreement, and MIS and its agents or subcontractors shall not be liable and shall be indemnified by the Fund for any action taken or omitted by it in reliance upon such instructions or upon the opinion of such counsel. MIS, its agents and subcontractors shall be protected and indemnified in acting upon any paper or document furnished by or on behalf of the Fund, reasonably believed to be genuine and to have been signed by the proper person or persons, or upon any instruction, information, data, records or documents provided MIS or its agents or subcontractors by machine readable input, telex, CRT data entry or other similar means authorized by the Fund, and shall not be held to have notice of any change of authority of any person, until receipt of written notice thereof from the Fund. MIS, its agents and subcontractors shall also be protected and indemnified in recognizing stock certificates which are reasonably believed to bear the proper manual or facsimile signatures of the officers of the Fund, and the proper countersignature of any former transfer agent or registrar, or of a co-transfer agent or co-registrar.

         5.04 In the event either party is unable to perform its obligations under the terms of this Agreement because of acts of God, strikes, equipment or transmission failure or damage reasonably beyond its control, or other causes reasonably beyond its control, such party shall not be liable for damages to the other for any damages resulting from such failure to perform or otherwise from such causes.

         5.05 Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement or for any act or failure to act hereunder.

         5.06 Upon the assertion of a claim for which either party may be required to indemnify the other, the party of seeking indemnification shall promptly notify the other party of such assertion, and shall keep the other party advised with respect to all developments concerning such claim. The party who may be required to indemnify shall have the option to participate with the party seeking indemnification the defense of such claim. The party seeking indemnification shall in no case confess any claim or make any compromise in any case in which the other party may be required to indemnify it except with the other party's prior written consent.

6.       COVENANTS OF THE FUND AND MIS

         6.01 The Fund shall promptly furnish to MIS a certified copy of the resolution of the Board of Directors of the Fund authorizing the appointment of MIS and the execution and delivery of this Agreement.

         6.02 MIS hereby agrees to establish and maintain facilities and procedures reasonably acceptable to the Fund for safekeeping of stock certificates, check forms and facsimile signature imprinting devices, if any; and for the preparation or use, and for keeping account of, such certificates, forms and devices.

         6.03 MIS shall keep records relating to the services to be performed hereunder, in the form and manner as it may deem advisable. To the extent required by Section 31 of the 1940 Act, as amended, and the Rules thereunder, MIS agrees that all such records prepared or maintained by MIS relating to the services to be performed by MIS hereunder are the property of the Fund and will be preserved, maintained and made available in accordance with such Section and Rules, and will be surrendered promptly to the Fund on and in accordance with its request.

         6.04 MIS and the Fund agree that all books, records, information and data pertaining to the business of the other party which are exchanged or received pursuant to the negotiation or the carrying out of this Agreement shall remain confidential, and shall not be voluntarily disclosed to any other person, except as may be required by law.

         6.05 In case of any requests or demands for the inspection of the Shareholder records of the Fund, MIS will endeavor to notify the Fund and to secure instructions from an authorized officer of the Fund as to such inspection. MIS reserves the right, however, to exhibit the Shareholder records to any person whenever it is advised by its counsel that it may be held liable for the failure to exhibit the Shareholder records to such person, and shall promptly notify the Fund of any unusual request to inspect or copy the shareholder records of the Fund or the receipt of any other unusual request to inspect, copy or produce the records of the Fund.

7.       TERM OF AGREEMENT

         7.01 This Agreement shall become effective as of the date hereof and shall remain in force for a period of three years; provided, however, that each party to this Agreement have the option to terminate the Agreement without penalty, upon 90 days prior written notice.

         7.02 Should the Fund exercise its right to terminate, all out-of-pocket expenses associated with the movement of records and material will be borne by the Fund. Additionally, MIS reserves the right to charge for any other reasonable expenses associated with such termination.

8.       MISCELLANEOUS

         8.01 Neither this Agreement nor any rights or obligations hereunder may be assigned by eithero party without the written consent of the other party. This Agreement shall inure to the benefit of and be binding upon the parties and their respective permitted successors and assigns.

         8.02 This Agreement may be amended or modified by a written agreement executed by both parties and authorized or approved by a resolution of the Board of Trustees of the Fund.

         8.03 The provisions of this Agreement shall be construed and interpreted in accordance with the laws of the State of Ohio as at the time in effect and the applicable provisions of the 1940 Act. To the extent that the applicable law of the State of Ohio, or any of the provisions here in, conflict with the applicable provisions of the 1940 Act, the latter shall control.

         8.04 This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof whether oral or written.

         8.05 All notices and other communications hereunder shall be in writing, shall be deemed to have been given when received or when sent by telex or facsimile, and shall be given to the following addresses (or such other addresses as to which notice is given):

To the Fund:                                   To MIS:

MaxFund Trust                                  Maxus Information Systems, Inc.
The Tower at Erieview, 36th Floor              The Tower at Erieview, 36th Floor
1301 East Ninth Street                         1301 East Ninth Street
Cleveland, OH 44114                            Cleveland, OH 44114

         IN WITNESS WHEREOF, the parties hereto have executed this Agreement as of the day and year first above written.


MAXFUND TRUST                                    MAXUS INFORMATION SYSTEMS, INC.



By: /s/ Richard A. Barone                            By: /s/ Richard A. Barone
        Richard A. Barone                                    Richard A. Barone
        President                                   Its:     President

                                   EXHIBIT "A"

                                  FEE SCHEDULE


The following fees will be paid in respect of each portfolio of the Fund:

         $6.75 per shareholder account per annum, payable monthly, subject to a $775 minimum per month.*

         plus:

         $12.00 per month for each state in which a portfolio is registered under the blue sky laws of such state.*

------------------

*Notwithstanding the foregoing, if for any month the average net assets of a portfolio are less than $10,000,000, all of the above dollar amounts will be reduced based on the proportion which such average net assets bears to $10,000,000.

                                  Exhibit 9(b)

                          ACCOUNTING SERVICES AGREEMENT


         THIS AGREEMENT is made and entered into this 12th day of January, 1998, by and between MaxFund Trust, an Ohio business trust (the "Fund"), and Maxus Information Systems, Inc., an Ohio corporation ("MIS").

                                    RECITALS:

         A. The Fund is a diversified, open-end management investment company registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"); and

         B. MIS is a corporation experienced in providing accounting services to mutual funds and possesses facilities sufficient to provide such services; and

         C. The Fund desires to avail itself of the experience, assistance and facilities of MIS and to have MIS perform the Fund certain services appropriate to the operations of the Fund, and MIS is willing to furnish such services in accordance with the terms hereinafter set forth.

                                   AGREEMENTS:

         NOW, THEREFORE, in consideration of the mutual covenants herein contained, the parties hereby agree as follows:

         1.       DUTIES OF MIS.

                  MIS will provide the Fund with the necessary office space, communication facilities and personnel to perform the following services for the
Fund:

                  (a) Timely calculate and transmit to NASDAQ the daily net asset value of each class of shares of each portfolio of the Fund, and communicate such value to the Fund and its transfer agent;

                  (b) Maintain and keep current all books and records of the Fund as required by Rule 31a-1 under the 1940 Act, as such rule or any successor rule may be amended from time to time ("Rule 31a-1"), that are applicable to the fulfillment of MIS's duties hereunder, as well as any other documents necessary or advisable for compliance with applicable regulations as may be mutually agreed to between the Fund and MIS. Without limiting the generality of the foregoing, MIS will prepare and maintain the following records upon receipt of information in proper form from the Fund or its authorized agents:

                           o        Cash receipts journal
                           o        Cash disbursements journal
                           o        Dividend record

                           o        Purchase  and  sales -  portfolio securities
                                     journals
                           o        Subscription and redemption journals
                           o        Security ledgers
                           o        Broker ledger
                           o        General ledger
                           o        Daily expense accruals
                           o        Daily income accruals
                           o        Securities and monies borrowed or loaned and
                                     collateral therefore
                           o        Foreign currency journals
                           o        Trial balances

                  (c) Provide the Fund and its investment adviser with daily portfolio valuation, net asset value calculation and other standard operational reports as requested from time to time.

                  (d) Provide all raw data available from its fund accounting system for the preparation by the Fund or its investment advisor of the following:

                           1. Semi-annual financial statements; 2. Semi-annual form N-SAR; 3. Annual tax returns; 4. Financial data necessary to update form N-1A; 5. Annual proxy statement.

                  (e) Provide facilities to accommodate annual audit and any audits or examinations conducted by the Securities and Exchange Commission or any other governmental or quasi-governmental entities with jurisdiction.

MIS shall for all purposes herein be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Fund in any way or otherwise be deemed an agent of the Fund.

         2.       FEES AND EXPENSES.

                  (a) In consideration of the services to be performed by MIS pursuant to this Agreement, the Fund agrees to pay MIS the fees set forth in the fee schedule attached hereto as Exhibit A.

                  (b) In addition to the fees paid under paragraph (a) above, the Fund agrees to reimburse MIS for out-of-pocket expenses or advances incurred by MIS in connection with the performance of its obligations under this Agreement. In addition, any other expenses incurred by MIS at the request or with the consent of the Fund will be reimbursed by the Fund.

                  (c) The Fund agrees to pay all fees and reimburseable expenses within five days following the receipt of the respective billing notice.

         3.       LIMITATION OF LIABILITY OF MIS.

                  (a) MIS shall be held to the exercise of reasonable care in carrying out the provisions of the Agreement, but shall not be liable to the Fund for any action taken or omitted by it in good faith without gross negligence, bad faith, willful misconduct or reckless disregard of its duties hereunder. It shall be entitled to rely upon and may act upon the accounting records and reports generated by the Fund, advice of the Fund, or of counsel for the Fund and upon statements of the Fund's independent accountants, and shall not be liable for any action reasonably taken or omitted pursuant to such records and reports or advice, provided that such action is not, to the knowledge of MIS, in violation of applicable federal or state laws or regulations, and provided further that such action is taken without gross negligence, bad faith, willful misconduct or reckless disregard of its duties.

                  (b) Nothing herein contained shall be construed to protect MIS against any liability to the Fund to which MIS shall otherwise be subject by reason of willful misfeasance, bad faith, gross negligence in the performance of its duties to the Fund, reckless disregard of its obligations and duties under this Agreement or the willful violation of any applicable law.

                  (c) Except as may otherwise be provided by applicable law, neither MIS nor its stockholders, officers, directors, employees or agents shall be subject to, and the Fund shall indemnify and hold such persons harmless from and against, any liability for and any damages, expenses or losses incurred by reason of the inaccuracy of information furnished to MIS by the Fund or its authorized agents.

         4.       REPORTS.

                  (a) The Fund shall provide to MIS on a quarterly basis a report of a duly authorized officer of the Fund representing that all information furnished to MIS during the preceding quarter was true, complete and correct in all material respects. MIS shall not be responsible for the accuracy of any information furnished to it by the Fund or its authorized agents, and the Fund shall hold MIS harmless in regard to any liability incurred by reason of the inaccuracy of such information.

                  (b) Whenever, in the course of performing its duties under this Agreement, MIS determines, on the basis of information supplied to MIS by the Fund or its authorized agents, that a violation of applicable law has occurred or that, to its knowledge, a possible violation of applicable law may have occurred or, with the passage of time, would occur, MIS shall promptly notify the Fund and its counsel of such violation.

         5.       ACTIVITIES OF MIS.

         The services of MIS under this Agreement are not to be deemed exclusive, and MIS shall be free to render similar services to others so long as its services hereunder are not impaired thereby.

         6.       ACCOUNTS AND RECORDS.

         The accounts and records maintained by MIS shall be the property of the Fund, and shall be surrendered to the Fund promptly upon request by the Fund in the form in which such accounts and records have been maintained or preserved. MIS agrees to maintain a back-up set of accounts and records of the Fund (which back-up set shall be updated on at least a weekly basis) at a location other than that where the original accounts and records are stored. MIS shall assist the Fund's independent auditors, or, upon approval of the Fund, any regulatory body, in any requested review of the Fund's accounts and records. MIS shall preserve the accounts and records as they are required to be maintained and preserved by Rule 31a-1.

         7.       CONFIDENTIALITY.

         MIS agrees that it will, on behalf of itself and its officers and employees, treat all transactions contemplated by this Agreement, and all other information germane thereto, as confidential and not to be disclosed to any person except as may be authorized by the Fund.

         8.       TERM OF AGREEMENT.

         (a) This Agreement shall become effective as of the date hereof and shall remain in force for a period of three years; provided, however, that each party to this Agreement have the option to terminate the Agreement, without penalty, upon 90 days prior written notice.

         (b) Should the Fund exercise its right to terminate, all out-of-pocket expenses associated with the movements of records and material will be borne by the Fund. Additionally, MIS reserves the right to charge for any other reasonable expenses associated with such termination.

         9.       MISCELLANEOUS.

         (a) Neither this Agreement nor any rights or obligations hereunder may be assigned by either party without the written consent of the other party. This Agreement shall inure to the benefit of and be binding upon the parties and their respective permitted successors and assigns.

         (b) The provisions of this Agreement shall be construed and interpreted in accordance with the laws of the State of Ohio as at the time in effect and the applicable provisions of the 1940 Act. To the extent that the applicable law of the State of Ohio, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control.

         (c) This Agreement may be amended by the parties hereto only if such amendment is in writing and signed by both parties.

         (d) This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof whether oral or written.

         (e) All notices and other communications hereunder shall be in writing, shall be deemed to have been given when received or when sent by telex or facsimile, and shall be given to the following addresses (or such other addresses as to which notice is given):

 To the Fund:                                  To MIS:

 MaxFund Trust                                 Maxus Information Systems, Inc.
 The Tower at Erieview, 36th Floor             The Tower at Erieview, 36th Floor
 1301 East Ninth Street                        1301 East Ninth Street
 Cleveland, OH 44114                           Cleveland, OH 44114

         IN WITNESS WHEREOF, the parties hereto have executed this Agreement as of the day and year first above written.


MAXFUND TRUST                                    MAXUS INFORMATION
                                                  SYSTEMS, INC.


By:      /s/ Richard A. Barone                    By:      /s/ Richard A. Barone
         Richard A. Barone,                                    Richard A. Barone
         President                               Its:          President

                                    EXHIBIT A

                                  FEE SCHEDULE


The following fees will be paid in respect of each portfolio of the Fund:

                                                                ANNUAL FEE
AVERAGE PORTFOLIO                                          (payable monthly at
   NET ASSETS                                             the end of each month)
--------------------------------------------------------------------------------
First $25 Million in Assets                                     $17,400.00*

Next $25 Million in Assets                                        8,500.00

Each Additional $25 Million in Assets                             4,750.00


*Notwithstanding the foregoing, if the average net asset value of the portfolio for the month is less than $10,000,000, the portfolio will pay an annual fee (payable monthly) equal to .174% of average net assets for the month.

                                   Exhibit 10


January 12, 1998


MaxFund Trust
The Tower at Erieview, 36th Floor
1301 East Ninth Street
Cleveland, OH 44114


Gentlemen:

We have acted as counsel for MaxFund Trust, an Ohio business trust (the "Trust") in connection with the filing by the Trust of a Registration Statement on Form N-1A pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 (the "Registration Statement") with respect to the proposed sale of an indefinite number of shares (the "Shares") of the classes designated Investor Shares and Institutional Shares of each of (i) the Maxus Ohio Heartland Series, a series of shares of beneficial interest of the Trust representing the beneficial interest of shareholders in the Maxus Ohio Heartland Fund, a separate investment portfolio of the Trust, and (ii) the Maxus Aggressive Value Series, a series of shares of beneficial interest of the Trust representing the beneficial interest of shareholders in the Maxus Aggressive Value Fund, a separate investment portfolio of the Trust.

We have examined and relied upon originals or copies, certified or otherwise identified to our satisfaction as being true copies, of all such records of the Trust, all such agreements, certificates of officers of the Trust, public officials and others, and such other documents, certificates and other records as we have deemed necessary as a basis for the opinions expressed in this letter, including, without limitation, the Declaration of Trust of the Trust (the "Declaration of Trust"), the By-laws of the Trust and the records of proceedings of the Trustees and shareholder of the Trust from the date of formation.

In our examination, we have assumed the genuineness of all signatures, the legal capacity of all natural persons, the authenticity of all documents submitted to us as originals, and the conformity to original documents of all documents submitted to us as certified or photostatic copies.

We have investigated such questions of law for the purpose of rendering the opinions expressed in this letter as we have deemed necessary. We express no opinion in this letter concerning any law other than the law of the State of Ohio and the federal law of the United States of America.

This opinion is being rendered to you as of January 12, 1998. The opinion expressed herein assumes that there is no change in the facts, circumstances and law in effect on the date of this opinion, particularly as they relate to trust authority and the Trust's good standing under Ohio law.

MaxFund Trust
January 12, 1998
Page 2


On the basis of the foregoing, and in reliance thereon, we are of the opinion that the Shares, when issued pursuant to the terms, provisions and conditions set forth in the Declaration of Trust and in the Registration Statement, and upon receipt of full authorized consideration therefor in cash, will be validly issued, fully paid and non-assessable by the Trust.

This opinion is rendered only to the Trust in connection with the filing of the Registration Statement. We consent to the filing of this opinion as Exhibit 10 to the Registration Statement. This letter may not be paraphrased, quoted or summarized, nor may it be duplicated or reproduced in part.




/s/ Benesch, Friedlander, Copan & Aronoff LLP
BENESCH, FRIEDLANDER,
  COPLAN & ARONOFF LLP

                                   Exhibit 11



                    CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS


As independent public accountants, we hereby consent to the use in this Pre-Effective Amendment No. 1 to the Registration Statement for MaxFund Trust of all references to our firm included in or made a part of this Amendment.



/s/ McCurdy & Associates CPA's, Inc.
McCurdy & Associates CPA's, Inc.
January 16, 1998

                                   Exhibit 13


                           MAXUS ASSET MANAGEMENT INC.
                             28601 Chagrin Boulevard
                              Cleveland, Ohio 44122


                                                     November 18, 1997


MaxFund Trust
28601 Chagrin Boulevard
Cleveland, OH 44122

         Re:      Purchase Agreement for Initial Capital

Gentlemen:

         We are purchasing from you today (i) 10,000 Institutional Shares of Maxus Ohio Heartland Fund, a portfolio of MaxFund Trust, an Ohio business trust (the "Trust"), at a price of $10.00 per share, and (ii) 20,000 Institutional Shares of Maxus Aggressive Value Fund, a separate portfolio of the Trust, at a price of $5.00 per share, for an aggregate price of $200,000, to provide the initial capital you require pursuant to Section 14 of the Investment Company Act of 1940 in order to make a public offering of shares of the Fund.

         We hereby represent that we are acquiring said shares for investment and not for distribution or resale to the public.

         In the event that we redeem any such shares during the five-year period beginning with the commencement of operations of the Trust, the net asset value payable in respect to such shares will be reduced by the pro-rata share (based on the proportion of original shares being redeemed to the total number of original shares) of the then unamortized deferred organization expense as of the date of such redemption.

                                       Very truly yours,

                                       MAXUS ASSET MANAGEMENT INC.


                                       By:      /s/ Richard A. Barone
                                                    Richard A. Barone, President

                                   Exhibit 14


                                       IRA
                                A Retirement Plan
                                 for Individuals










                                      MAXUS
                                    F U N D S

-----------------              THE MAXUS FUNDS                 -----------------
Shareholder Copy|                                              | Date
Do not send to  |  o  Income          o  Equity                | Broker/Dealer
Maxus           |  o  Ohio Heartland  o  Aggressive Value      | Agent
-----------------  o  Laureate                                 | Number
                                                               -----------------
                                IRA APPLICATION

PLEASE PRINT, PREFERABLY WITH BLACK INK. For help with this application, or for more information, call us toll free: 1-800-44-MAXUS (800-446-2987)

--------------------------------------------------------------------------------
ACCOUNT INFORMATION
Name_______________________  Date of Birth___________  Soc. Sec. No.____________
Address____________________  City____________________  State____________ ZIP____
Home Phone_________________  Business Phone__________  Account Number___________
--------------------------------------------------------------------------------

CONTRIBUTION INFORMATION
                                                                For Tax
                                                                      Year (if
Account Type:              Initial Contribution:  Date:____ Amount   applicable)
o Regular                  o Regular                        ______   ___________
o Rollover                   (Attach check)
  (commingle contribution) o Spousal IRA                    ______   ___________
o Spousal IRA                (Attach check)
o Rollover                 o Rollover                       ______   ___________
  (do not commingle)         (Attach check)
o SEP/IRA                  o Direct Rollover                ______   ___________
o Transfer                   (Attach Request to
                             Transfer/Direct
                             Rollover Form.)
                           o Transfer                       ______   ___________
                             (Attach Request to
                             Transfer/Direct
                             Rollover Form.)
                           o SEP/IRA                        ______   ___________
                             (Attach check)
--------------------------------------------------------------------------------
INVESTMENT INFORMATION
   o Enclosed is a check for $__________ payable to Maxus Asset Management to be invested as follows:*

                           Fund Name                      Amount      Percentage
If investing in more       Maxus Income Fund              __________  __________
than one fund, indicate    Maxus Equity Fund              __________  __________
the amount or percentage   Maxus Laureate Fund            __________  __________
for each fund              Maxus Ohio Heartland Fund      __________  __________
                           Maxus Aggressive Value Fund    __________  __________

                                                          ==========  ==========
                                                          Total            Total
* There is a $250 minimum deposit per fund per account.
--------------------------------------------------------------------------------

PERSONAL FINANCIAL DATA
      Investment Objectives: o Aggressive Growth   o Long-Term Growth   o Income
      Risk Tolerance:        o Aggressive   o Moderate   o Conservative

--------------------------------------------------------------------------------
DESIGNATION OF BENEFICIARY
    In the event of my death, pay my IRA balance to the primary beneficiary(ies) listed below or whoever survives me.

                          Soc. Sec. No. or
Full Name                Taxpayer's I.D. No.  Relationship  Date of Birth    %*
_______________________  ___________________  ____________  _____________  _____
_______________________  ___________________  ____________  _____________  _____
_______________________  ___________________  ____________  _____________  _____
                                                                            100
                                                                           =====
                                                                           Total

If all of the primary beneficiary(ies) die before me pay my IRA balance to the contingent beneficiary(ies) named below, or whoever survives me.
_______________________  ___________________  ____________  _____________  _____
_______________________  ___________________  ____________  _____________  _____
                                                                            100
                                                                           =====
                                                                           Total

*If no percentage rate is indicated, the beneficiaries will share equally.
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SIGNATURES AND CERTIFICATIONS
I certify under the penalty of perjury that my social security number stated above is correct, that I am of legal age in my state of residence and I agree that the designation of the tax year for my deposit and my election to treat a deposit as a rollover (if applicable) are irrevocable. By signing this application, I hereby authorize and appoint Star Bank N.A. to act as Custodian of my account. I indemnify Star Bank N.A. when making distributions in accordance with my beneficiary designation on file or in accordance with the Custodial Account Agreement absent any such designation. I acknowledge that I have received the IRA Disclosure Statement and the IRA Custodial Account Agreement at least seven days prior to the date I signed this application. I have read both, which are incorporated in this application by reference, and I accept and agree to be bound by the terms and conditions contained in the IRA Custodial Account Agreement. I also certify that I have received and read the current Prospectus and understand that mutual fund shares are not obligations of or guaranteed by a bank, nor are they insured by the FDIC.

-------------------------------------------------------
Individual's Signature                       Date

-------------------------------------------------------
Star Bank N.A.                               Date

Star Bank N.A. accepts this application and agrees to act as Custodian of the account.

A confirmation will be sent to you regarding the above transaction(s) and will serve as notification of the Custodian's acceptance.

Complete only if required by state law.

Spousal Consent: I am the spouse of the IRA Owner and I approve and consent to the naming of a beneficiary other than myself. I transmute (transfer) any community property interest I have in this IRA into the separate property of my spouse.

------------------------------------------------------------------
Spouse's Signature                                    Date

                     INDIVIDUAL RETIREMENT CUSTODIAL ACCOUNT

Form 5305-A (Rev. October 1992) Department of the Treasury Internal Revenue Service The Depositor and the Custodian make the following agreement:

              DO NOT File with                                 |_|     Amendment
          Internal Revenue Service


                                    Article I

         The Custodian may accept additional cash contributions on behalf of the Depositor for a tax year of the Depositor. The total cash contributions are limited to $2,000 for the tax year unless the contribution is a rollover contribution described in section 402(c) (but only after December 31, 1992), 403(a)(4), 403(b)(8), 408(d)(3), or an employer contribution to a simplified employee pension plan as described in section 408(k). Rollover contributions before January 1, 1993, include rollovers described in section 402(a)(5), 402(a)(6), 402(a)(7), 403(a)(4), 403(b)(8), 408(d)(3), or an employer contribution  to a  simplified  employee  pension  plan as  described in section
408(k).

                                   Article II

         The Depositor's interest in the balance in the custodial account is nonforfeitable.

                                   Article III

         1. No part of the custodial funds may be invested in life insurance contracts, nor may the assets of the custodial account be commingled with other property except in a common trust fund or common investment fund (within the meaning of section 408(a)(5)).

         2. No part of the custodial funds may be invested in collectibles (within the meaning of section 408(m)) except as otherwise permitted by section 408(m)(3) which provides an exception for certain gold and silver coins and coins issued under the laws of any state.

                                   Article IV

         1. Notwithstanding any provision of this agreement to the contrary, the distribution of the Depositor's interest in the custodial account shall be made in accordance with the following requirements and shall otherwise comply with section 408(a)(6) and Proposed Regulations section 1.408-8, including the incidental death benefit provisions of Proposed Regulations section 1.401(a)(9)-2, the provisions of which are incorporated by reference.

         2. Unless otherwise elected by the time distributions are required to begin to the Depositor under paragraph 3, or to the surviving spouse under paragraph 4, other than in the case of a life annuity, life expectancies shall be recalculated annually. Such election shall be irrevocable as to the Depositor and the surviving spouse and shall apply to all subsequent years. The life expectancy of a nonspouse beneficiary may not be recalculated.

         3. The Depositor's entire interest in the custodial account must be, or begin to be, distributed by the Depositor's required beginning date, (April 1 following the calendar year end in which the Depositor reaches age 70 1/2). By that date, the Depositor may elect, in a manner acceptable to the Custodian, to have the balance in the custodial account distributed in:

                  (a)      A single sum payment.

                  (b)      An   annuity   contract   that   provides   equal  or
                           substantially equal monthly, quarterly, or annual payments over the life of the Depositor.

                  (c)      An   annuity   contract   that   provides   equal  or
                           substantially equal monthly, quarterly, or annual payments over the joint and last survivor lives of the Depositor and his or her designated beneficiary.

                  (d) Equal or substantially equal annual payments over a specified period that may not be longer than the Depositor's life expectancy.

                  (e) Equal or substantially equal annual payments over a specified period that may not be longer than the joint life and last survivor expectancy of the Depositor and his or her designated beneficiary.

         4. If the Depositor dies before his or her entire interest is distributed to him or her, the entire remaining interest will be distributed as follows:

                  (a) If the Depositor dies on or after distribution of his or her interest has begun, distribution must continue to be made in accordance with paragraph 3.

                  (b) If the Depositor dies before distribution of his or her interest has begun, the entire remaining interest will, at the election of the Depositor or, if the Depositor has not so elected, at the election of the beneficiary or beneficiaries, either

                           (i) Be distributed by the December 31 of the year containing the fifth anniversary of the Depositor's death, or

                           (ii) Be distributed in equal or substantially equal payments over the life or life expectancy of the designated beneficiary or beneficiaries starting by December 31 of the year following the year of the Depositor's death. If, however, the beneficiary is the Depositor's surviving spouse, then this distribution is not required to begin before December 31 of the year in which the Depositor would have turned age 70 1/2.

                  (c) Except where distribution in the form of an annuity meeting the requirements of section 408(b)(3) and its related regulations has irrevocably commenced, distributions are treated as having begun on the Depositor's required beginning date, even though payments may actually have been made before that date.

                  (d) If the Depositor dies before his or her entire interest has been distributed and if the beneficiary is other than the surviving spouse, no additional cash contributions or rollover contributions may be accepted in the account.

         5. In the case of a distribution over life expectancy in equal or substantially equal annual payments, to determine the minimum annual payment for each year, divide the Depositor's entire interest in the Custodial account as of the close of business on December 31 of the preceding year by the life expectancy of the Depositor (or the joint life and last survivor expectancy of the Depositor and the Depositor's designated beneficiary, or the life expectancy of the designated beneficiary, whichever applies). In the case of distributions under paragraph 3, determine the initial life expectancy (or joint life and last survivor expectancy) using the attained ages of the Depositor and designated beneficiary as of their birthdays in the year the Depositor reaches age 70 1/2. In the case of a distribution in accordance with paragraph 4(b)(ii), determine life expectancy using the attained age of the designated beneficiary as of the beneficiary's birthday in the year distributions are required to commence.

         6. The owner of two or more individual retirement accounts may use the "alternative method" described in Notice 88-38, 1988-1 C.B. 524, to satisfy the minimum distribution requirements described above. This method permits an individual to satisfy these requirements by taking from one individual retirement account the amount required to satisfy the requirement for another.

                                    Article V

         1. The Depositor agrees to provide the Custodian with information necessary for the Custodian to prepare any reports required under section 408(i) and Regulations sections 1.408-5 and 1.408-6.

         2. The Custodian agrees to submit reports to the Internal Revenue Service and the Depositor prescribed by the Internal Revenue Service.

                                   Article VI

         Notwithstanding any other articles which may be added or incorporated, the provisions of Articles I through III and this sentence will be controlling. Any additional articles that are not consistent with section 408(a) and the related regulations will be invalid.

                                   Article VII

         This agreement will be amended from time to time to comply with the provisions of the Code and related regulations. Other amendments may be made with the consent of the persons whose signatures appear below.

                            Article VIII Definitions.

         8.1 "Code." The term "Code" shall mean the Internal Revenue Code.

         8.2 "Custodial Account." Your IRA shall be referred to as the "custodial account" or "account."

         8.3 "IRA." IRA shall mean Individual Retirement Account within the meaning of Section 408 of the Code.

         8.4 "IRS." The term "IRS" shall mean the Internal Revenue Service.

         8.5 "We." The IRS selected the term "Custodian" to describe us, your financial organization. In other parts of this agreement, the "Custodian" will be referred to as "us," "we," "our," or the "Custodian."

         8.6 "You." The IRS selected the term "Depositor" to describe "you," the IRA Owner. In other parts of this agreement, you will be referred to as "you," "your," or "IRA Owner."

         8.7 "Fund(s)." The "Fund(s)" shall mean the mutual funds identified in the IRA Application used to establish this IRA.

                          Article IX Fees and Expenses.

         9.1 Fees. You agree to pay any fees we establish pursuant to the Application or a separate fee schedule which we will publish from time to time. Such fees may include, without limitation, establishment fees, annual administration fees, termination fees, transfer fees, transaction fees, legal fees, investment commissions, and such other fees as we determine applicable. You agree to pay such fees either by a separate billing or direct deduction from the custodial account; the method of payment is at our discretion. Some fees, such as brokerage commissions, must be deducted from the custodial account. The Custodian shall have the right to liquidate sufficient shares in the custodial account to pay such fees. In the case of a third party receiving payments, such as brokerage fees and commissions, we may receive a portion of these fees in return for services provided in completing these transactions. We agree to give you at least 30 days prior written notice prior to changing a fee or imposing a new fee.

         9.2 Expenses. You agree to pay any income, transfer, and other taxes of any kind that may be levied or assessed upon the custodial account, and all other administrative expenses reasonably incurred by us in the performance of our duties. These expenses may include legal, or other professionals hired by us in connection with your custodial account. You agree to reimburse us for any reasonable expenses incurred in the administration of the account. The Custodian shall have the right to liquidate sufficient shares in the custodial account to pay such expenses.

                              Article X Amendments.

         We may amend your custodial account at any time to comply with necessary laws and regulations or for any other reason. Amendments may be made retroactively when required to meet a law or regulatory change. You are deemed to have automatically consented to any amendment 30 days after we mail you a copy of the amendment. Your actual written or verbal consent is not required to amend. We shall send you a copy of such amendment within 30 days of the amendment's effective date.

                          Article XI Limited Liability.

         11.1 Hold Harmless. You agree to hold us harmless, to indemnify, and to defend us against any and all claims arising from and liabilities incurred by reason of any action taken by us, except to the extent such liability arises from the willful misconduct or gross negligence of the Custodian.

         11.2 No Investment Discretion. You agree that all contributions shall be invested according to your sole discretion in whole or fractional shares of the Fund(s) identified in the IRA Application. All dividends and capital gain distributions received on shares of the Fund(s) shall be reinvested in the shares of the same Fund(s) which shall be credited to the custodial account. We shall not be responsible or liable for any investment decisions or recommendations with respect to the investment, reinvestment, or sale of assets in the custodial account. We shall not be responsible for reviewing any assets held in the custodial account and shall not be responsible for questioning any of your investment decisions. We shall not be responsible for any loss resulting from any failure to act because of the absence of directions from you. In the event we determine your investment instructions are unclear, then we shall act as soon as practical to obtain clarification of such instructions. Pending clarification, we shall hold without investing all or any portion of the contribution, without liability for loss of income or appreciation and without liability for interest of dividends.

         11.3 Transaction Responsibility. We are not responsible for inquiring into the nature or amount of any contribution made by you, nor into the amount or timing of any distribution requested. This includes, without limitation, that you are solely responsible for all your required minimum distributions. We have no responsibility to notify you of any required minimum distribution nor do we have any responsibility to determine the correct minimum amount for you. You shall have full responsibility for determining your required minimum distributions as well as for any tax or investment consequences of all contributions to and distributions from the custodial account. We shall not be bound to take any action on behalf of you, except upon receipt of written instructions from you. We shall have no obligation to inquire into the genuineness of any such written instruction without liability for any action taken pursuant thereto, so long as we act in good faith. You shall bear sole responsibility for assuring the deductibility of any deposits to the custodial account.

         11.4 No Assumed Responsibilities. We assume no responsibilities and agree only to provide the administrative and custodial services required under IRC Section 408 and applicable regulations.

               Article XII Default Provisions (70 1/2 and Death).

         12.1 70 1/2 Distributions. If you fail to make a written election of payment by your required beginning date, the minimum required distribution will be calculated using the joint life expectancy of you and your designated beneficiary. If no beneficiary exists or a beneficiary other than a natural person is named (except certain trusts), your single life expectancy will be used for this calculation. See section 11.3 above. The recalculation method will be used to the extent allowed.

         12.2 Death Distributions. If you die before your required beginning date, then your designated beneficiary must elect a method of distribution under
Article IV-4(b)(i) and (b)(ii) by the earlier of December 31 of the calendar year in which the life expectancy distributions must begin under Article IV-4(b)(ii) or December 31 of the calendar year which contains the fifth anniversary of the date of your death. If you use the designation of beneficiary form provided in the Application then the following rules apply (i) the designation in the Application revokes all previously made designations, (ii) if any of the beneficiaries dies before you, the deceased beneficiary's share will be reallocated to the surviving beneficiaries on a pro rata basis, and (iii) if none of the beneficiaries survive you, or if the Custodian cannot locate your beneficiary(ies) after a reasonable search, any balance in your IRA will be paid to your estate. The Custodian may refuse to accept a designation not made on its standard form. You agree to release the Custodian from and indemnify it for any and all claims arising from the Custodian's actions under your designation of beneficiary.

                        Article XIII Reports and Records.

         We shall keep accurate and detailed records of all contributions, receipts, investments, distributions, disbursements, and other transactions relating to the custodial account. We shall provide reports to the IRS and to you as required by law and regulations. Unless you file a written statement with us within 60 days after you receive a statement, we shall be relieved and discharged from all liability to you (including any of your beneficiaries) with respect to all matters set forth in such report.

                               Article XIV Powers.

         We shall have the right to hire attorneys or other professionals if we deem it necessary for the proper administration of your custodial account. This includes the right to have a party affiliated with the Fund to perform administrative duties. We shall also have the power to request a judicial settlement of your account or to enter into a lawsuit for your account. We shall also have the power to do whatever else we determine necessary for the proper administration of your account.

              Article XV Resignation or Removal of Us as Custodian.

         We may resign as Custodian without your consent and you may remove us as Custodian without our consent. We must provide notice to you of any resignation 30 days prior to the effective date of the resignation. In the event of resignation by us, you shall appoint a qualified successor Custodian. Upon our receipt of a written acceptance of such appointment by the successor Custodian, we shall transfer and pay over the assets of the custodial account to the successor Custodian. If after 30 days from notice of resignation, you have not appointed a successor Custodian or we have not received a written acceptance of such appointment by the successor Custodian, we shall have the right to transfer the assets remaining in the custodial account to a successor Custodian that we choose in our sole discretion or we may liquidate the assets and distribute the cash proceeds, or we may make an in-kind distribution, or we may otherwise distribute to you the assets remaining in the custodial account. We are authorized, however, to reserve such funds as we deem advisable for payment of any liabilities constituting a charge against the assets of the custodial account or against us, with any balance of such reserve remaining after payment of all such items to be paid over the successor Custodian.

                            Article XVI Termination.

         In the event the balance of the custodial account is less than the minimum value prescribed from time to time by the appropriate Fund(s), we may liquidate the custodial account by making a distribution in cash or in-kind of the assets in the account less any fees owing. If we terminate for any reason, we shall not be liable for any loss or penalty incurred upon termination and liquidation of the custodial account. Upon liquidation of the custodial account this Agreement shall terminate and we shall be relieved of all further duties and any liability relative to this Agreement, the custodial account, and the assets distributed hereunder.

                   Article XVII Custodian's Responsibilities.

         We shall act as an agent for you, we shall receive funds and invest them at your direction and in accordance with this Agreement. All shares of the Fund(s) shall be held in our name as Custodian or our nominee's name. The parties do not intend to confer any fiduciary responsibilities upon the Custodian and none shall be implied. We shall deliver, or cause to be executed or delivered to you all notices, prospectuses, financial statements, proxies and proxy solicitation materials relative to shares of the appropriate Fund(s) held in the custodial account. The Custodian shall vote such shares only in accordance with your written instructions.

                          Article XVIII Contributions.

         The Custodian is under no duty to compel you to make any contributions and shall have no duty to assure that such contributions are appropriate in amount. You have sole responsibility for assuring the deductibility of any contributions. We may request additional information in the case of rollovers and direct rollovers. We may request a Transfer Form, or other forms prior to a transfer.

                            Article XIX Miscellaneous

         19.1 Notice. Any notice, payment, report, or other material mailed to you shall be deemed delivered and effective three days after the date mailed by us to you. We shall send such material to your last address you provided and we shall assume no obligation to ascertain the actual address or whereabouts of you. Any notice you send us shall be deemed delivered when actually received by us. Except as otherwise permitted by us, all instructions to us must be in writing.

         19.2 Headings. The headings and articles of this agreement are for convenience of reference only, and shall have no substantive effect on provisions of this agreement.

         19.3 Singular Form. Throughout this agreement, the singular form includes the plural where applicable.

         19.4 State Law. This agreement shall be construed and interpreted in accordance with the laws of the state in which our principal office is located, except to the extent superseded by federal law.

         19.5 Disqualifying Provision. Any provision of this agreement which would disqualify the custodial account as an IRA shall be disregarded to the extent necessary to make the custodial account an IRA.

         19.6 Interpretation. If any question arises as to the meaning of any provision of this agreement, then we shall be authorized to interpret any such provision, and our interpretation shall be binding upon all parties.

         19.7 Additional Provisions. Additional provisions to this agreement may be attached on a separate sheet.

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                              General Instructions

(Section references are to the Internal Revenue Code unless otherwise noted.)

Purpose of Form

         Form 5305-A is a model custodial account agreement that meets the requirements of section 408(a) and has been automatically approved by the IRS. An individual retirement account (IRA) is established after the form is fully executed by both the individual (Depositor) and the Custodian and must be completed no later than the due date of the individual's income tax return for the tax year (without regard to extensions). This account must be created in the United States for the exclusive benefit of the Depositor or his or her beneficiaries.

         Individuals may rely on regulations for the Tax Reform Act of 1986 to the extent specified in those regulations.

         Do not file Form 5305-A with the IRS, instead, keep it for your records.

         For more information on IRAs, including the required disclosure you can get from your Custodian, get Pub. 590, Individual Retirement Arrangements
(IRAs).

Definitions

         Custodian.-   The  Custodian  must  be  a  bank  or  savings  and  loan
association, as defined in section 408(n), or any person who has the approval of the IRS to act as Custodian.

         Depositor.- The Depositor is the person who establishes the custodial account.

Identifying Number

         The depositor's social security number will serve as the identification number of his or her IRA. An employer identification number is required only for an IRA for which a return is filed to report unrelated business taxable income. An employer identification number is required for a common fund created for IRAs.

IRA for Nonworking Spouse

         Form 5305-A may be used to establish the IRA custodial account for a nonworking spouse.

         Contributions to an IRA custodial account for a nonworking spouse must be made to a separate IRA custodial account established by the nonworking spouse.

Specific Instructions

         Article IV.- Distributions made under this article may be made in a single sum, periodic payment, or a combination of both. The distribution option should be reviewed in the year the Depositor reaches age 70 1/2 to ensure that the requirements of section 408(a)(6) have been met.

         Article VIII.- Article VIII and any that follow it may incorporate additional provisions that are agreed to by the depositor and Custodian to complete the agreement. They may include, for example, definitions, investment powers, voting rights, exculpatory provisions, amendment and termination, removal of the Custodian, Custodian's fees, state law requirements, beginning date of distributions, accepting only cash, treatment of excess contributions, prohibited transactions with the depositor, etc. Use additional pages if necessary and attach them to this form.

Note: Form 5305-A may be reproduced and reduced in size for adoption to passbook purposes.

                            IRA DISCLOSURE STATEMENT

1. Right to Revoke the Account. You have the right to revoke this Individual Retirement Account (IRA) within seven days of receiving this Disclosure Statement. To revoke your IRA account, simply notify our representative who signed your IRA agreement. You may notify us in person, in writing, or by telephone. Written notice must be sent by first-class mail at the address listed on the application and will be accepted as of the date such notice is postmarked. If you revoke your IRA account, we will refund your entire IRA contribution. If you do not use this right within seven days of the date you receive this Disclosure Statement, you have accepted the terms and conditions of the IRA agreement and may no longer revoke the IRA account.

2.       Definitions.  In this Disclosure  Statement the terms "you," "your," or
         "IRA Owner" means the person who established the IRA. The terms "Custodian," "our," "us," or "we" shall mean the financial organization acting as the Custodian of your IRA. The term "IRS" shall refer to the Internal Revenue Service. The term "IRA" shall mean Individual Retirement Account within the meaning of section 408 of the Code and shall also refer to your Custodial Account. The term "Code" shall mean the Internal Revenue Code.

3. Account Growth. Your IRA is self-directed, we will not take any action except at your written direction. Earnings and capital appreciation on investments chosen by you will depend on overall economic conditions and the success of that particular investment. Earnings on these investments are not guaranteed by the Custodian and may or may not be reasonably projected. For example, if the initial investment is a passbook, time deposit or money market account, the account projection can be made based on the current rate of earnings paid. On the other hand, if the initial investment is an investment security (stocks, bonds, or mutual funds), the rate of growth of the earnings on these types of investments cannot be reasonably projected.

4.       Eligibility for IRAs.

         A. Regular Contributions. You must be under the age 70 1/2and have "earned income" in order to contribute to an IRA. For tax years during or after which you reach the age 70 1/2you are not allowed to contribute to an IRA. "Earned income" includes compensation received as wages, tips, bonuses, as well as other compensation received for personal services. Compensation also includes taxable alimony. (If you are self-employed, compensation is your net earnings from your trade or business reduced by your deduction for contributions made on your behalf to retirement plans and the deduction allowed for one-half of your self-employment taxes.) If you meet the above eligibility requirements, you may contribute up to 100% of your compensation or $2,000, whichever is less. Regular and spousal IRA contributions must be made by your tax filing due date excluding extensions.

         B. Spousal Contributions. You may make a contribution into your spouse's IRA if you meet the special spousal IRA rules. You must be married, file a joint federal income tax return, and the spouse receiving the spousal contribution must be under 70 1/2 during the entire tax year. Additionally, the spouse receiving the spousal contribution cannot have any compensation during the tax year or must elect to be treated as having no compensation. (The spousal IRA is generally designed to benefit a nonworking spouse.) The total combined contribution you can make each year to your IRA and a spousal IRA is the smaller of $2,250 or your earned income for the year. You can divide your total IRA contribution between your IRA and the spousal IRA in any way you choose, as long as you do not contribute more than $2,000 to either IRA. You are not allowed to make a spousal contribution for the tax year during which you are divorced or legally separated.

         C. Rollover, Transfer, and SEP Contributions. You may be eligible to roll over, directly roll over, or transfer your existing IRA or qualified plan assets. The rules covering rollovers and transfers are discussed later in this disclosure statement. Simplified Employee Pension (SEP) plan contributions may also be made to this IRA. Your employer is responsible for verifying the SEP eligibility requirements and determining the contribution amount. The IRS or your employer can provide additional information concerning SEP eligibility.

5. Deductibility. You may or may not be allowed to deduct your IRA contribution on your income tax return. Whether or not you may deduct your contribution depends upon whether you or your spouse are active participants in an employer-maintained retirement plan, your income level, and your filing status.

         A. Active Participant. You are an "active participant" for a year if you, or your spouse, are covered by a retirement plan. For example, if you are covered under a profit sharing plan, a 401(k) plan, a tax-sheltered annuity plan (403(b)), certain government plans, a Simplified Employee Pension (SEP) plan, or a plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant. The W-2, Wage and Tax Statement, includes a box (the "Pension Plan" box) to indicate whether or not you are covered for the plan year. If you are not certain whether or not you are covered (an "active participant") you should ask your employer or tax advisor. If you are not an active participant, you may fully deduct your IRA contribution regardless of your compensation.

         B. Adjusted Gross Income. If you are an active participant in a retirement plan, your ability to deduct your IRA contribution begins to be phased out when your federal adjusted gross income exceeds certain limits.

--------------------------------------------------------------------------------
AGI (For Active                       Married, Filing            Married, Filing
 Participants)      Single                Jointly                   Separately
--------------------------------------------------------------------------------
$10,000 or less     Full Deduction    Full Deduction             Phaseout*
$10,001 - $25,000   Full Deduction    Full Deduction             No Deduction
$25,001 - $35,000   Phaseout*         Full Deduction             No Deduction
$35,001 - $40,000   No Deduction      Full Deduction             No Deduction
$40,001 - $50,000   No Deduction      Phaseout*                  No Deduction
$50,001 - or over   No Deduction      No Deduction               No Deduction

*If  subject  to  phaseout  of  deductibility,   please  see  part  C.  Phaseout
Calculation.

        C. Phaseout Calculation. If you are an active participant and your income falls within the phaseout limits from the previous chart, you can determine your deductible amount according to the deduction formula below.

                                  FILING STATUS
            DEDUCTION
             FORMULA
                        Single and Qualifying                          Married,
                           Married, Filing      Married, Filing         Filing
                             Separately            Jointly            Separately
--------------------------------------------------------------------------------
A. Adjusted gross             $35,000              $50,000              $10,000
   income (AGI)
   limit*
--------------------------------------------------------------------------------
B. Your adjusted          $__________          $__________          $__________
   gross income*
--------------------------------------------------------------------------------
C. Subtract B from A      $__________          $__________          $__________
--------------------------------------------------------------------------------
Line C multiplied by .2
equals the amount you             x.2                  x.2                  .x2
may deduct.**
--------------------------------------------------------------------------------
Deductible Amount         $__________          $__________          $__________
--------------------------------------------------------------------------------
With a Spousal IRA,                                  x.255
Line C multiplied by
 .225 equals the amount                         $__________
you may deduct.***
--------------------------------------------------------------------------------
*       AGI from IRS Forms 1040 or 1040A
** In computing the maximum deduction limit, if the adjusted dollar deduction limit is not a multiple of ten, it is rounded up to the next highest $10 increment. If your partial deduction is less than $200 but greater than $0, you are allowed to claim an IRA deduction of $200.
*** To calculate the maximum deductible Spousal IRA contribution, you must use a two-step process. First, the adjusted dollar deduction limit for the Spousal IRA contribution is calculated using the factor .225. Second, to determine the maximum deductible Spousal IRA contribution to a single account, the calculation is made using the factor .2.

You are still allowed to contribute up to the lesser of $2,000 or 100% of your earned income; however, if your contribution exceeds your maximum deductible amount, the remainder will be treated as a nondeductible contribution.

6. Rollovers, Transfers, and Direct Rollovers. Distributions from IRAs, qualified plans or tax-sheltered annuity programs may be eligible for a tax-free rollover or transfer into an IRA. Transfer and rollover contributions are not deductible and will not be applied against the $2,000 or $2,250 annual contribution limits mentioned above.

        A. Rollovers and Transfers from IRAs. Assets in IRAs may be directly transferred or rolled over to another IRA. A rollover occurs when you take a distribution of the assets and roll them into an IRA within 60 calendar days from the date of receipt. If you retain the assets for any period of time beyond the 60 days, the rollover is no longer allowed. An additional restriction on rollovers is that you are only allowed one rollover for each 12-month period.

        B. Rollovers and Direct Rollovers From Qualified Plans. An eligible rollover distribution from a qualified retirement plan or tax-sheltered annuity program may be rolled over or directly rolled over to an IRA. Generally, an eligible rollover distribution is any distribution except: (1) one of a series of substantially equal periodic payments over the single or joint life expectancy of the employee and beneficiary or for a specific period of ten years or more, (2) a nontaxable distribution, or (3) a required distribution for an employee age 70 1/2or older. To complete a direct rollover you would instruct your employer to deliver the funds directly to the IRA Custodian. To complete a rollover, you would take control of the assets and would have 60 calendar days from the date of receipt to roll over the taxable portion of the distribution to an IRA.

7. Required Distributions After Age 70 1/2. After you reach age 70 1/2, the rules require you to take minimum distributions from your IRA each year. The distribution for your first year, the year in which you reach age 70 1/2, must be made no later than April 1 of the following year. Distributions for subsequent years must be taken by December 31 of each year.

        You must elect a method to receive your distributions in a manner which distributes the funds at least as rapidly as the minimum required distributions. Unless you elect otherwise, the minimum required distribution for each year is determined by dividing your ending account balance for the previous year (adjusted by any outstanding rollovers) by your joint life expectancy with the appropriate beneficiary. If no beneficiary exists or a beneficiary other than a natural person is named (except certain trusts), your single life expectancy must be used for this calculation.

        For years after the first distribution year, you may elect to annually recalculate your life expectancy and/or your spouse's life expectancy. If you do not choose a method, it is presumed that recalculation is elected. If recalculation is elected, a new life expectancy factor is determined each year based upon the ages of you and/or your spouse as of your birthdays during the year. If the person whose life is being recalculated dies, the life expectancy for that individual becomes zero. If recalculation is not chosen, the life expectancy is calculated by determining the life expectancy at the end of the first distribution year and subtracting 1 for each year which has elapsed since. If no recalculation is elected, the death of the IRA Owner or the beneficiary is disregarded.

        The joint life expectancy of you and a beneficiary other than your spouse is limited by the Minimum Distribution Incidental Benefit (MDIB) tables. The tables give life expectancies for the IRA Owner and a beneficiary ten years younger. If this factor is less than your joint life expectancy with the applicable beneficiary, the factor from the MDIB table must be used to calculate the minimum distribution.

        If you have more than one IRA at the same or different financial institution(s), the minimum distribution must be calculated separately for each IRA. However, the minimum distribution from each IRA can be withdrawn from any one or more of your IRAs.

8.      Distributions After Death.

        A. Death After the Required Beginning Date._If you die after the date when payments must have begun (after you reach age 70 1/2), the payments to your beneficiary or estate must continue so that the funds will be distributed at least as rapidly as they would have been distributed if the death had not occurred. A spouse beneficiary may elect to roll over a distribution (other than a required minimum distribution) into his or her own IRA.

        B. Death Before the Required Beginning Date._If you die before the required beginning date, your beneficiary has the following options:

                 (1) Five Year Option._The beneficiary may withdraw the entire account balance in any manner so that the IRA is depleted by December 31 of the fifth year following the year of death.

                 (2) Life Expectancy Option._The beneficiary may withdraw the funds in a series of payments over a period which does not exceed the beneficiary's life expectancy. These payments must begin by December 31 of the year following the year of death if the beneficiary is not your spouse, or December 31 of the year you would have been age 70 1/2 (if later), if the beneficiary is your spouse.

                 (3) Spouse Treat as Own Option._A spouse beneficiary may elect to roll over a distribution into his/her own account or to treat the IRA as his/her own.

                 If you die before your required beginning date, your spouse beneficiary must make his/her election of payment by the earlier of December 31 of the fifth year after the year of your death or December 31 of the year you would have attained age 70 1/2. If you die before your required beginning date, your nonspouse beneficiary must make his/her election of payment no later than December 31 of the year following the year of your death.

9. Income Tax Status of Distributions. IRA distributions are generally fully taxable as ordinary income. IRAs are not eligible for the special tax treatment (five and ten year tax averaging and capital gains treatment) available to certain distributions from pension and profit sharing plans.

        A. Nondeductible Contributions. If you have made nondeductible contributions to an IRA, a certain percentage of your distributions will be nontaxable. The nontaxable portion of your distributions is calculated as follows:

                                       Total Nondeductible Contributions
Nontaxable Distributions       =       Less Previous Nontaxable Distributions  X
                                         Distributions During the Year
                                       Total Account Balance of All IRAs at Year
                                         End Plus Total Distributions During the
                                         Year

        B. Estate Tax Status of Distributions. All funds held within your IRA will be included in your gross estate for estate tax purposes, regardless of the named beneficiary or manner of distribution. There is no specific estate tax exclusion for funds held within an IRA.

        C. Gift Tax Status of IRA Contributions and Distributions. For gift tax purposes, irrevocable beneficiary designations will not be treated as gifts.

10.     Federal   Penalties.   In  addition  to  the  taxes   imposed  on  IRAs,
        distributions from IRAs are also potentially subject to a wide variety of penalties (excise taxes).

        A. Penalty for Premature Distribution. Generally, if you take a distribution from your IRA before you reach the age 59 1/2 you will owe, in addition to regular income taxes a 10% excise tax on the taxable amount of the distribution. Exceptions to the 10% excise tax exist in the case of disability, death, or if you agree to take a series of substantially equal periodic payments made over your life expectancy or the joint life expectancy of yourself and your designated beneficiary.

        B. Penalty for Excess Contributions. If you contribute more to your IRA than allowed it is called an "excess contribution" and you may be penalized. The government imposes a 6% penalty (excise tax) per year for any excess amount you allow to remain in your IRA. You must pay the penalty by filing a special IRS form along with your income tax return. You can avoid the 6% penalty by removing your excess contribution plus any earnings on the excess amount prior to the due date for filing your Federal income tax return for the year, plus extensions. You are not allowed to deduct an excess contribution and would not be able to avoid the 6% excise tax if you took a deduction for the contribution. Any earnings you receive along with a distribution of the excess is taxable income in the tax year the excess contribution was made.

                 The 6% excess contribution penalty may be eliminated for future tax years by withdrawing the excess contribution from the IRA before the end of the tax year or by under-contributing for that year by an amount equal to the excess contribution. The excess contribution being returned will not be subject to income tax nor will the 10% premature withdrawal penalty as discussed below be assessed provided the contribution for the year during which the excess contribution was made did not exceed $2,250 (excluding rollover contributions) and no deduction was allowed for the excess.

        C. Excess Distribution Penalty. If you receive more than $150,000 subject to cost-of-living adjustments you will be subject to a 15% tax on the amount of the excess. Special rules may apply to you and you should consult your tax adviser with questions concerning the excess distribution penalty.

        D. Excess Accumulation Penalty. An excess accumulation penalty may be imposed on your estate if you die with an excess accumulation in your IRA. You should consult with your tax adviser concerning excess accumulation penalties.

        E. Penalty for Insufficient or Late Distribution. You will owe a penalty of 50% of the amount of any minimum distribution you fail to take. As discussed above, minimum distributions are required when you reach age 70 1/2and beneficiaries may also be required to take minimum distributions. You are responsible for paying this tax and reporting it on your income tax return. This 50% penalty is in addition to the regular income tax that may be payable on distributions from IRAs. The tax imposed is equal to 50% of the amount by which the minimum required distribution exceeds the amount actually distributed during the year.

        F. Penalty for Prohibited Transactions. If you engage in a prohibited transaction, the IRA loses its tax exemption as of the first day of the year. You must include the Fair Market Value of the IRA in your gross income for the year during which the prohibited transaction occurred and pay all applicable taxes and penalties.

        G. Penalty for Pledging the Account as Security. If you pledge your IRA as security for a loan, the portion pledged is treated as a distribution to you in that year. The portion pledged is fully taxable and subject to all penalties.

11.     Miscellaneous Provisions.

        A. Your Custodian. Your Custodian must be a bank, savings and loan association, credit union, or other entity that is permitted to accept IRA contributions.

        B. Cash Contributions. All contributions to your IRA must be in cash except for rollover and transfer contributions.

        C. Contribution Limit. You are not allowed to contribute more than $2,000 as a regular contribution and no more than $2,250 in the case when you are making a contribution both to your IRA and to the IRA of your spouse under the Spousal IRA rules.

        D. Life Insurance. You may not invest your IRA in life insurance contracts.

        E.       Nonforfeitable.   Your   interest   in  your  IRA   balance  is
                 nonforfeitable.

        F. No Commingling. The assets of the IRA will not be commingled with other property except in a common trust or investment fund.

        G. Collectibles. No part of the funds can be invested in collectibles, including any work of art, rug or antique, metal or gem, stamp or coin, alcoholic beverage, or any other tangible property specified by the IRS. The acquisition of certain U.S. government-issued gold and silver coins and certain state-issued coins are permitted as investments in an IRA.

12. IRS Approval of Forms. The Custodial Agreement used to establish this IRA is the IRS Model Custodial Agreement (Form 5305-A). This agreement has been approved as to form by the Internal Revenue Service. You are responsible to ensure you follow the terms and conditions of this agreement. This approval is not an endorsement of the investment instruments used by the Custodian.

13. Provisions Regarding Amendments to the Plan. The Custodian of this IRA may amend (change or terminate) the IRA at any time. The Custodian shall furnish copies of any such amendments to the IRA Owner within 30 days of the date the amendments are to become effective.

14. Fees. The Custodian may charge service fees for the administration of the IRA. If a fee is charged at the time the IRA is first opened, the IRA Owner will be notified of the amount charged, either on the IRA Application, or otherwise. If fees will be charged in the future, the Custodian will furnish the IRA Owner with a written notice stating the nature and amount of such fees at least 30 days before charging any fees.

15. Annual Statements. Each year the Custodian will furnish you and the IRS with statements reflecting the activity in your IRA. You will receive an annual report, the IRS Form 5498 or a substitute form, which will indicate your Fair Market Value of the account as of the end of the previous calendar year. This will give the amount of your contribution to the IRA and will indicate any rollovers or transfers into the account. Another statement, the IRS Form 1099-R, will reflect your distributions for the year. The information is also sent by your Custodian to the IRS.

16. Other IRS Forms. You may be required to file IRS Form 5329 with the IRS for each taxable year in which you are assessed a Federal penalty as discussed above. If you only owe the 10% premature distribution penalty, you may be able to pay the penalty on your income tax return alone and no Form 5329 would be required. You must also file IRS Form 8606
        (Nondeductible IRA Contributions IRA Basis, and Nontaxable Distributions) for each taxable year you make nondeductible contributions or receive nontaxable distributions.

FURTHER INFORMATION REGARDING INDIVIDUAL RETIREMENT ACCOUNTS CAN BE OBTAINED FROM ANY DISTRICT OFFICE OF THE IRS OR FROM IRS PUBLICATION 590.

----------------------------          THE MAXUS FUNDS            ---------------
Mail to:                   |                                     | Date
Maxus Asset Management     |  o  Income          o  Equity       | Broker/Dealer
Mutual-Shareholder Services|  o  Ohio Heartland  o  Aggressive   | Agent
Corp.                      |  o  Laureate             Value      | Number
The Tower at Erieview      |                                     ---------------
36th Floor                 |
1301 East Ninth Street     |
Cleveland, Ohio 44114      |
----------------------------

                                IRA APPLICATION

PLEASE PRINT, PREFERABLY WITH BLACK INK. For help with this application, or for more information, call us toll free: 1-800-44-MAXUS (800-446-2987)

--------------------------------------------------------------------------------
ACCOUNT INFORMATION
Name_______________________  Date of Birth___________  Soc. Sec. No.____________
Address____________________  City____________________  State____________ ZIP____
Home Phone_________________  Business Phone__________  Account Number___________
--------------------------------------------------------------------------------

CONTRIBUTION INFORMATION
                                                                For Tax
                                                                      Year (if
Account Type:              Initial Contribution:  Date:____ Amount   applicable)
o Regular                  o Regular                        ______   ___________
o Rollover                   (Attach check)
  (commingle contribution) o Spousal IRA                    ______   ___________
o Spousal IRA                (Attach check)
o Rollover                 o Rollover                       ______   ___________
  (do not commingle)         (Attach check)
o SEP/IRA                  o Direct Rollover                ______   ___________
o Transfer                   (Attach Request to
                             Transfer/Direct
                             Rollover Form.)
                           o Transfer                       ______   ___________
                             (Attach Request to
                             Transfer/Direct
                             Rollover Form.)
                           o SEP/IRA                        ______   ___________
                             (Attach check)
--------------------------------------------------------------------------------
INVESTMENT INFORMATION
   o Enclosed is a check for $__________ payable to Maxus Asset Management to be invested as follows:*

                           Fund Name                      Amount      Percentage
If investing in more       Maxus Income Fund              __________  __________
than one fund, indicate    Maxus Equity Fund              __________  __________
the amount or percentage   Maxus Laureate Fund            __________  __________
for each fund              Maxus Ohio Heartland Fund      __________  __________
                           Maxus Aggressive Value Fund    __________  __________

                                                          ==========  ==========
                                                          Total            Total
* There is a $250 minimum deposit per fund per account.
--------------------------------------------------------------------------------

PERSONAL FINANCIAL DATA
      Investment Objectives: o Aggressive Growth   o Long-Term Growth   o Income
      Risk Tolerance:        o Aggressive   o Moderate   o Conservative

--------------------------------------------------------------------------------
DESIGNATION OF BENEFICIARY
    In the event of my death, pay my IRA balance to the primary beneficiary(ies) listed below or whoever survives me.

                          Soc. Sec. No. or
Full Name                Taxpayer's I.D. No.  Relationship  Date of Birth    %*
_______________________  ___________________  ____________  _____________  _____
_______________________  ___________________  ____________  _____________  _____
_______________________  ___________________  ____________  _____________  _____
                                                                            100
                                                                           =====
                                                                           Total

If all of the primary beneficiary(ies) die before me pay my IRA balance to the contingent beneficiary(ies) named below, or whoever survives me.
_______________________  ___________________  ____________  _____________  _____
_______________________  ___________________  ____________  _____________  _____
                                                                            100
                                                                           =====
                                                                           Total

*If no percentage rate is indicated, the beneficiaries will share equally.
--------------------------------------------------------------------------------

SIGNATURES AND CERTIFICATIONS
I certify under the penalty of perjury that my social security number stated above is correct, that I am of legal age in my state of residence and I agree that the designation of the tax year for my deposit and my election to treat a deposit as a rollover (if applicable) are irrevocable. By signing this application, I hereby authorize and appoint Star Bank N.A. to act as Custodian of my account. I indemnify Star Bank N.A. when making distributions in accordance with my beneficiary designation on file or in accordance with the Custodial Account Agreement absent any such designation. I acknowledge that I have received the IRA Disclosure Statement and the IRA Custodial Account Agreement at least seven days prior to the date I signed this application. I have read both, which are incorporated in this application by reference, and I accept and agree to be bound by the terms and conditions contained in the IRA Custodial Account Agreement. I also certify that I have received and read the current Prospectus and understand that mutual fund shares are not obligations of or guaranteed by a bank, nor are they insured by the FDIC.

-------------------------------------------------------
Individual's Signature                       Date

-------------------------------------------------------
Star Bank N.A.                               Date

Star Bank N.A. accepts this application and agrees to act as Custodian of the account.

A confirmation will be sent to you regarding the above transaction(s) and will serve as notification of the Custodian's acceptance.

Complete only if required by state law.

Spousal Consent: I am the spouse of the IRA Owner and I approve and consent to the naming of a beneficiary other than myself. I transmute (transfer) any community property interest I have in this IRA into the separate property of my spouse.

------------------------------------------------------------------
Spouse's Signature                                    Date

                     INSTRUCTIONS FOR OPENING YOUR MAXUS IRA

This booklet contains all of the forms you need to open an IRA with The Maxus Funds. Included in this booklet are:

1) Two copies of the IRA Application-- one copy to be completed and returned to Maxus and your copy on the backside of the front cover;

2)      the IRA Plan Agreement and Disclosure; and

3)      a return envelope.

To Open Your Maxus IRA

Step    1 Please complete the Application on the other side of this page.

Step 2 Separate it at the perforation and send it back to The Maxus Funds in the return envelope.

Step    3 Include a check for the amount of your IRA contribution.

Step 4 Retain your copy of the Application and the IRA Plan Agreement and Disclosure.

          (C) Bankers Systems, Inc., St. Cloud, MN Form MAX-IRA 6/1/96

                                  Exhibit 15(a)

                   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
                             (Investor Shares Only)

         WHEREAS, MaxFund Trust (the "Trust") engages in business as an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended (the "Act"); and

         WHEREAS, the Trust is comprised of the series set forth on Schedule 1, as such schedule is revised from time to time (each, a "Portfolio"); and

         WHEREAS, the shares of each Portfolio are divided into two classes, namely, Investor Shares and Institutional Shares; and

         WHEREAS, the Trust desires to adopt this Plan pursuant to Rule 12b-1 under the Act, and the Trust's Board has determined that there is a reasonable likelihood that adoption of this Plan will benefit the Portfolios and holders of the Investor Shares; and

         WHEREAS, the Trust engages Maxus Securities Corp. (the "Distributor") as distributor for the Portfolios' shares (the "Shares") pursuant to a Distribution Agreement dated as of the date hereof.

         NOW, THEREFORE, the Trust hereby adopts, and the Distributor hereby agrees to the terms of, this Plan in accordance with Rule 12b-1 under the Act on the following terms and conditions:

         1. (a) Each Portfolio shall pay the Distributor a shareholder servicing and distribution fee at the annual rate of .50% of the average daily net assets of the Investor Shares of such Portfolio.

                           (b) Such fee will be used by the Distributor to make payments for administration, shareholder services and distribution assistance for holders of Investor Shares, including, but not limited to (i) compensation to securities dealers and other persons and organizations (collectively, "Service Organizations"), for providing distribution assistance with respect to Investor Shares, (ii) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Investor Shares, and (iii) otherwise promoting the sale of Investor Shares, including paying for the preparation of advertising and sales literature and the printing and distribution of such materials to prospective investors. The Distributor shall determine the amounts to be paid to third parties and the basis on which such payments will be made. Payments to a third party are subject to compliance by the third party with the terms of any related Plan agreement between the third party and the Distributor.

                           (c) For the purposes of determining the fees payable under this Plan, the value of each Portfolio's net assets shall be computed in the manner specified in the Trust's charter documents as then in effect for the computation of the value of such Portfolio's net assets.

         2. As respects each Portfolio, this Plan shall not take effect until it, together with any related agreement, has been approved by vote of a majority of both (a) the Trust's Board and (b) those Trustees who are not "interested persons" of the Trust (as defined by the Act) and who have no direct or indirect financial interest in the operation of this Plan or any agreements related to it (the "Rule 12b-1 Trustees") cast in person at a meeting (or meetings) called for the purpose of voting on this Plan and such related Agreements.

         3. As respects each Portfolio, this Plan shall remain in effect until December 31, 1998 and shall continue in effect thereafter so long as such continuance is specifically approved at least annually in the manner provided for approval of this Plan in paragraph 2.

         4. The Distributor shall provide to the Trust's Board and the Board shall review, at least quarterly, a written report of amounts paid hereunder and the purposes for which they were made.

         5. As respects each Portfolio, this Plan may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding Investor Shares of such Portfolio.

         6. This Plan may not be amended as to any Portfolio to increase materially the amount of compensation payable pursuant to paragraph 1 hereof unless such amendment is approved by a vote of at least a majority (as defined in the Act) of the outstanding Investor Shares of such Portfolio. No material amendment to the Plan shall be made unless approved in the manner provided in paragraph 2 hereof.

         7. While this Plan is in effect, the selection and nomination of the Trustees who are not interested persons (as defined in the Act) of the Trust shall be committed to the discretion of the Trustees who are not such interested persons.

         8. The Trust shall preserve copies of this Plan and any related agreements and all reports made pursuant to paragraph 4 hereof, for a period of not less than six years from the date of this Plan, any such agreement or any such report, as the case may be, the first two years in an easily accessible place.

         9. This Plan may be executed simultaneously in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument. The name Maxfund Trust is the designation of the Trustees for the time being under a Declaration of Trust dated November 7, 1997, as amended from time to time, and all persons dealing with the Trust must look solely to the property of the Trust for enforcement of any claims against the Trust as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Trust.

         IN WITNESS WHEREOF, the Trust, on behalf of the Portfolios, and the Distributor have executed this Plan as of the date set forth below.

Dated:   November 19, 1997

                                        MAXFUND TRUST


                                        By:      /s/ Richard A. Barone, Chairman


                                        MAXUS SECURITIES CORP.


                                        By:      /s/ Richard A. Barone, Chairman

                                   SCHEDULE 1

          Name of Series

          Maxus Ohio Heartland Fund
          Maxus Aggressive Value Fund